Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	STMICROELECTRONICS NV
Entity Central Index Key	0000932787
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		884,995,094

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Net sales	$ 9,630	$ 10,262	$ 8,465
Other revenues	105	84	45
Net revenues	9,735	10,346	8,510
Cost of sales	(6,161)	(6,331)	(5,884)
Gross profit	3,574	4,015	2,626
Selling, general and administrative	(1,210)	(1,175)	(1,159)
Research and development	(2,352)	(2,350)	(2,365)
Other income and expenses, net	109	90	166
Impairment, restructuring charges and other related closure costs	(75)	(104)	(291)
Operating income (loss)	46	476	(1,023)
Other-than-temporary impairment charge and realized gains (losses) on financial assets	318		(140)
Interest income (expense), net	(25)	(3)	9
Earnings (loss) on equity-method investments and gain on investment divestiture	(28)	242	(337)
Gain (loss) on financial instruments, net	25	(24)	(5)
Income (loss) before income taxes and noncontrolling interest	336	691	(1,496)
Income tax benefit (expense)	(181)	(149)	95
Income (loss)	155	542	(1,401)
Net loss (income) attributable to noncontrolling interest	495	288	270
Net income (loss) attributable to parent company	$ 650	$ 830	$ (1,131)
Earnings (loss) per share (Basic) attributable to parent company stockholders	$ 0.74	$ 0.94	$ (1.29)
Earnings (loss) per share (Diluted) attributable to parent company stockholders	$ 0.72	$ 0.92	$ (1.29)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets :
Cash and cash equivalents	$ 1,912	$ 1,892
Restricted cash	3	7
Short-term deposits	0	67
Marketable securities	413	1,052
Trade accounts receivable, net	1,046	1,230
Inventories	1,531	1,497
Deferred tax assets	141	218
Assets held for sale	28	28
Other current assets	506	609
Total current assets	5,580	6,600
Goodwill	1,059	1,054
Other intangible assets, net	645	731
Property, plant and equipment, net	3,920	4,046
Non-current deferred tax assets	332	329
Restricted cash	5	0
Non-current marketable securities	0	72
Other long-term investments	121	161
Other non-current assets	432	356
Total non-current assets	6,514	6,749
Total assets	12,094	13,349
Current liabilities:
Bank overdrafts	7	0
Short-term debt	733	720
Trade accounts payable	656	1,233
Other payables and accrued liabilities	976	1,004
Dividends payable to stockholders	88	62
Deferred tax liabilities	14	7
Accrued income tax	95	96
Total current liabilities	2,569	3,122
Long-term debt	826	1,050
Post-retirement benefit obligations	409	326
Long-term deferred tax liabilities	21	59
Other long-term liabilities	273	295
Total non-current liabilities	1,529	1,730
Total liabilities	4,098	4,852
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 910,559,805 shares issued, 884,995,094 shares outstanding)	1,156	1,156
Capital surplus	2,544	2,515
Retained earnings	3,504	3,241
Accumulated other comprehensive income	670	979
Treasury stock	(271)	(304)
Total parent company stockholders' equity	7,603	7,587
Noncontrolling interest	393	910
Total equity	7,996	8,497
Total liabilities and equity	$ 12,094	$ 13,349

Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, shares authorized	540,000,000	540,000,000
Preferred stock, shares Issued	0	0
Common stock, nominal value	€ 1.04	€ 1.04
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	910,559,805	910,559,805
Common stock, shares outstanding	884,995,094	881,686,303

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 155	$ 542	$ (1,401)
Items to reconcile net income (loss) and cash flows from operating activities:
Depreciation and amortization	1,279	1,240	1,367
Other-than-temporary impairment charge and realized gains (losses) on financial assets	(318)		140
Loss (gain) on financial instruments, net	(25)	24	5
Non-cash stock-based compensation	29	34	37
Other non-cash items	(151)	(112)	(88)
Deferred income tax	47	120	(24)
Earnings (loss) on equity-method investments and gain on investment divestiture	28	(245)	337
Impairment, restructuring charges and other related closure costs, net of cash payments	(79)	(38)	(4)
Changes in assets and liabilities:
Trade receivables, net	184	139	(300)
Inventories, net	(59)	(252)	553
Trade payables	(384)	212	(54)
Other assets and liabilities, net	174	130	248
Net cash from operating activities	880	1,794	816
Cash flows from investing activities:
Net payment for purchase of tangible assets	(1,258)	(1,034)	(451)
Payment for purchase of marketable securities	(352)	(1,100)	(1,730)
Proceeds from sale of marketable securities	818	1,219	1,371
Proceeds from sale / settlement of non current marketable securities	350		75
Disposal of financial instrument			26
Investment in short-term deposits		(62)
Proceeds from matured short-term deposits	73
Restricted cash	(95)
Release of restricted cash	87	250
Investment in intangible and financial assets	(95)	(107)	(138)
Net proceeds from sale of stock received on investment divestiture	195	319
Proceeds received in business combinations			1,155
Payment for business acquisitions, net of cash and cash equivalents acquired	(10)	(11)	(18)
Net cash from (used in) investing activities	(287)	(526)	290
Cash flows from financing activities:
Proceeds from long-term debt	3	1	1
Proceeds from short term borrowings	333	75
Repurchase of issued debt	(422)	(508)	(103)
Repayment of long-term debt	(108)	(218)	(134)
Repayment of short-term borrowings	(8)
Increase (decrease) in short-term facilities	7		(20)
Dividends paid to stockholders	(327)	(212)	(158)
Dividends paid to noncontrolling interests	(5)	(7)	(5)
Purchase of equity from noncontrolling interests			(92)
Other financing activities	(2)	(7)	(2)
Net cash used in financing activities	(529)	(876)	(513)
Effect of changes in exchange rates	(44)	(88)	(14)
Net cash increase	20	304	579
Cash and cash equivalents at beginning of the period	1,892	1,588	1,009
Cash and cash equivalents at end of the period	1,912	1,892	1,588
Supplemental cash information:
Interest paid	17	15	34
Income tax paid (refund)	$ 83	$ 23	$ (141)

Consolidated Statements of Changes in Shareholders Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Capital Surplus	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 8,432	$ 1,156	$ 2,324	$ (482)	$ 4,064	$ 1,094	$ 276
Purchase of equity from noncontrolling interest	(92)		119				(211)
Business combination	1,411						1,411
Stock-based compensation expense	38		38	105	(105)
Comprehensive income (loss):
Net income (loss)	(1,401)				(1,131)		(270)
Unrealized gains on securities, net of tax	10					10
Unrealized gains on derivatives, net of tax	(4)					(5)	1
Other components of other comprehensive income, net of tax	79					65	14
Other comprehensive income (loss), net of tax	85					70	15
Comprehensive income (loss)	(1,316)
Dividends to noncontrolling interest	(5)						(5)
Dividends,$0.12, $0.28 and 0.40 per share for the years, 2009, 2010 and 2011 respectively	(110)				(105)
Ending Balance at Dec. 31, 2009	8,363	1,156	2,481	(377)	2,723	1,164	1,216
Stock-based compensation expense	34		34	73	(73)
Equity investment divestiture	8				8
Comprehensive income (loss):
Net income (loss)	542				830		(288)
Unrealized gains on securities, net of tax	28					28
Unrealized gains on derivatives, net of tax	57					55	2
Other components of other comprehensive income, net of tax	(281)					(268)	(13)
Other comprehensive income (loss), net of tax	(196)					(185)	(11)
Comprehensive income (loss)	346
Dividends to noncontrolling interest	(7)						(7)
Dividends,$0.12, $0.28 and 0.40 per share for the years, 2009, 2010 and 2011 respectively	(247)				(247)
Ending Balance at Dec. 31, 2010	8,497	1,156	2,515	(304)	3,241	979	910
Business combination	9						9
Stock-based compensation expense	29		29	33	(33)
Comprehensive income (loss):
Net income (loss)	155				650		(495)
Unrealized gains on securities, net of tax	(32)					(32)
Unrealized gains on derivatives, net of tax	(126)					(116)	(10)
Other components of other comprehensive income, net of tax	(177)					(161)	(16)
Other comprehensive income (loss), net of tax	(335)					(309)	(26)
Comprehensive income (loss)	(180)
Dividends to noncontrolling interest	(5)						(5)
Dividends,$0.12, $0.28 and 0.40 per share for the years, 2009, 2010 and 2011 respectively	(354)				40
Ending Balance at Dec. 31, 2011	$ 7,996	$ 1,156	$ 2,544	$ (271)	$ 3,504	$ 670	$ 393

Consolidated Statements of Changes in Shareholders Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends, per share	$ 0.4	$ 0.28	$ 0.12
Retained Earnings
Dividends, per share	$ 0.4	$ 0.28	$ 0.12
Noncontrolling Interests
Dividends, per share	$ 0.4	$ 0.28	$ 0.12

The Company	12 Months Ended
Dec. 31, 2011
The Company [Abstract]
THE COMPANY

1. THE COMPANY

STMicroelectronics N.V. (the “Company”) is registered in The Netherlands with its corporate legal seat in Amsterdam, the Netherlands, and its corporate headquarters located in Geneva, Switzerland.

The Company is a global independent semiconductor company that designs, develops, manufactures and markets a broad range of semiconductor integrated circuits (“ICs”) and discrete devices. The Company offers a diversified product portfolio and develops products for a wide range of market applications, including automotive products, computer peripherals, telecommunications systems, consumer products, industrial automation and control systems. Within its diversified portfolio, the Company is focused on developing products that leverage its technological strengths in creating customized, system-level solutions with digital and mixed-signal content.

Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
ACCOUNTING POLICIES

2. ACCOUNTING POLICIES

The accounting policies of the Company conform to generally accepted accounting principles in the United States of America (“U.S. GAAP”). All balances and values in the current and prior periods are in millions of U.S. dollars, except share and per-share amounts. Under Article 35 of the Company’s Articles of Association, the financial year extends from January 1 to December 31, which is the period-end of each fiscal year.

2.1 — Principles of consolidation

The consolidated financial statements of the Company have been prepared in conformity with U.S. GAAP. The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation. In compliance with U.S. GAAP guidance, the Company assesses for consolidation any entity identified as a Variable Interest Entity (“VIE”) and consolidates any VIEs, for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

2.2 — Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	determination of the best estimate of the selling price for deliverables in multiple element sale arrangements,

•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	provisions for litigation and claims and recognition and measurement of loss contingencies,

•

valuation at fair value of assets acquired in a business combination, including intangibles, goodwill, investments and tangible assets, as well as the impairment of their related carrying values, and valuation at fair value of assumed liabilities,

•	annual and trigger based impairment review of goodwill and intangible assets, as well as an assessment, in each reporting period, of events, which could trigger interim impairment testing,

•	estimated value of the consideration to be received and used as fair value for asset groups classified as assets to be disposed of by sale and the assessment of probability of realizing the sale,

•	determination of fair value on nonmonetary exchanges of assets,

•	assessment of credit losses and other-than-temporary impairment charges on financial assets,

•	valuation of noncontrolling interest and repurchase of remaining interest on certain investments,

•	restructuring charges,

•	assumptions used in calculating pension obligations, and

•

determination of the amount of taxes expected to be paid and tax benefit expected to be received, including deferred income tax assets and valuation allowances, and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends and latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations, cash flows and financial position could be significantly affected.

2.3 — Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, labor costs are concentrated primarily in the countries of the Euro zone.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are translated into the functional currency using the period average exchange rate. Foreign exchange gains and losses resulting from the translation at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries which functional currency is different from the U.S. dollar are translated into the U.S. dollar reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated at the closing rate as of the balance sheet date;

(b)	income and expenses for each consolidated statement of income presented are translated at the monthly average exchange rate;

(c)	all the other resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity.

2.4 — Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits with external financial institutions with an original maturity of ninety days or less that are readily convertible in cash. Cash and cash equivalents include money market deposits as they are highly liquid investments. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

2.5 — Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business. They are recognized at their billing value, net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records a provision accordingly. Additionally, the Company is required to evaluate its customers’ financial condition periodically and records a provision for any specific account the Company estimates as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivables.

In the event of sales of receivables such as factoring, the Company derecognizes the receivables and accounts for them as a sale only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

2.6 — Inventories

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales. Market value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses and cost of completion.

The Company performs, on a continuous basis, inventory write-offs of products, which have the characteristics of slow-moving, old production date and technical obsolescence. Additionally, the Company evaluates its product inventory to identify obsolete or slow-selling stock and records a specific provision if the Company estimates the inventory will eventually become obsolete. Provisions for obsolescence are estimated for excess uncommitted inventory based on the previous quarter sales, order backlog and production plans.

2.7 — Current and deferred income tax

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the benefit expected to be received related to the current year income or loss in each individual tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit and loss. Deferred income tax is determined using tax rates and laws that are enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized in earnings in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

There is no tax impact on distributed earnings related to investments in foreign subsidiaries and corporate joint ventures. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset and do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded in equity on the line “Capital surplus” on the consolidated statements of changes in equity. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated financial statements. The Company writes off the deferred tax asset at the level of the actual tax deduction by charging first capital surplus to the extent of the pool of windfall benefits available from prior years, and then earnings. When the settlement of an award results in a net operating loss (“NOL”) carryforward, or increase of existing NOLs, the excess tax benefit and the corresponding credit to capital surplus is not recorded until the deduction reduces income tax payable.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The recognition threshold in step one permits the benefit from an uncertain tax position to be recognized only if it is more likely than not, or 50 percent assured, that the tax position will be sustained upon examination by the taxing authorities. In case of a sustainability threshold in step one higher than 50 percent, the Company must perform a second step in order to measure the amount of recognizable tax benefit, net of any liability for tax uncertainties. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority. The Company classifies accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income. Uncertain tax positions, unrecognized tax benefits and related accrued interest and penalties are further described in Note 21.

2.8 — Assets held for sale

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The assets are classified as assets to be disposed of by sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Assets classified as held for sale are reported as current assets at the lower of their carrying amount and fair value less costs to sell. Costs to sell include incremental direct costs to transact the sale that would not have been incurred except for the decision to sell. Depreciation is not charged on long-lived assets classified as held-for-sale. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and the fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”. If the long-lived assets no longer meet the held-for-sale model, they are reported as assets held for use and thus reclassified from current assets to the line “Property, plant and equipment, net” in the consolidated balance sheets. The assets are measured at the lower of their fair value at the date of the subsequent decision not to sell and their carrying amount prior to their classification as assets held for sale, adjusted for any depreciation that would have been recognized if the long-lived assets had not been classified as assets held for sale. Any required adjustment to the carrying value of the asset that is reclassified as held and used is recorded in the income statement at the time of the reclassification and reported in the same income statement caption that was used to report adjustments to the carrying value of the asset during the time it was held for sale (line “Impairment, restructuring charges and other related closure costs”).

2.9 — Business combinations and goodwill

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

The purchase accounting method applied to all business combinations concluded on or after January 1, 2009, is on the basis of the amended U.S. GAAP purchase accounting guidance. The net of the acquisition-date amount of the identifiable assets acquired, equity instruments issued, and liabilities assumed is measured at fair value on the acquisition date. Any contingent purchase price, and contingent assets and liabilities, are recorded at fair value on the acquisition date, regardless of the likelihood of payment. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) costs are capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level. This impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess. In determining the fair value of a reporting unit, the Company uses a market approach with financial metrics of comparable public companies and estimates the expected discounted future cash flows associated with the reporting unit. Significant management judgments and estimates are used in forecasting the future discounted cash flows, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

2.10 — Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and the intangible assets acquired in business combinations recorded at fair value, which include trademarks, technologies and licenses, contractual customer relationships and computer software.

Trademarks and technology licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of trademarks and licenses over the estimated useful lives, which range from 3 to 7 years for licenses and 2 to 3 years for trademarks.

Contractual customer relationships

Contractual customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Contractual customer relationships have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization is calculated using the straight-line method over the expected life of the customer relationships, which ranges from 4 to 12 years.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programs are expensed in the consolidated statements of income as incurred. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortisation on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization.

2.11 — Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of capital investment funding, accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, minor replacements and repairs are charged to current operations.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held for use might not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates or in the market to which the asset is dedicated, or available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each balance sheet date or when impairment indicators exist.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of the estimated useful life and the lease term unless there is a reasonable certainty that ownership will be obtained by the end of the lease term. The financial liability corresponding to the contractual obligation to proceed to future lease payments is included in long-term debt, as described in Note 2.14. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

2.12 — Investments

The Company assesses each investment to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

For investments in public companies that have readily determinable fair values and for which the Company does not exercise significant influence, the Company classifies these equity securities as held-for-trading or available-for-sale as described in Note 2.22. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost-method. Under the cost-method of accounting, investments are carried at historical cost and are adjusted only for declines in value. The fair value of a cost method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity-method investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity-method and are initially recognized at cost. Goodwill on equity-method investments is included in the carrying value of the investment and is not individually tested for impairment. Equity-method investments also include entities which the Company determines to be VIEs, as described in Note 2.9, if the Company has the ability to exercise significant influence over the entity’s operations even if the Company owns less than 20% and is not the primary beneficiary. The Company’s share in the result of operations of equity-method investments is recognized in the consolidated statements of income on the line “Earnings (loss) on equity-method investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of changes in equity. The financial statements of the equity-method investments are prepared for the same reporting period as the Company or with a time lag not exceeding three months if the investee cannot issue financial statements within the closing timeframe requirements of the Company. Where necessary, adjustments are made to bring the accounting policies in line with those of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity-method investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity-method investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity-method investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

2.13 — Provisions

In determining loss contingencies, the Company considers the likelihood of a loss of an asset or the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued by a charge to income when information available indicates that it is probable that an asset has been impaired or a liability has been incurred and when the amount of the loss can be reasonably estimated.

2.14 — Long-term debt

(a) Convertible debt

Zero-coupon convertible bonds are recorded at principal amount in long-term debt and are subsequently stated at amortized cost.

Debt issuance costs are reported as non-current assets on the line “Other non-current assets” of the consolidated balance sheets. They are subsequently amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income until the first redemption right of the holder. Outstanding bond amounts are classified in the consolidated balance sheets as “Short-term debt” in the year of the redemption right of the holder.

The Company may from time to time repurchase on an unsolicited basis issued bonds. The gain (loss) on the bonds’ buyback is determined as the difference between the amount paid for the buyback and the carrying amount of the corresponding debt, including related debt issuance costs, at the date of repurchase. The gain (loss) on debt buyback is reported in the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.

(b) Bank loans and senior bonds

Bank loans, including non-convertible senior bonds, are recognized at historical cost, net of transaction costs incurred. They are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income over the period of the borrowings using the effective interest rate method.

As described in Note 2.11, lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment” and recognizes a financial liability corresponding to the contractual obligation to proceed to future lease payments, which is included in long-term debt. Each lease payment is allocated between the debt repayment and interest expense. Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

2.15 — Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to income over the employees’ expected average remaining working lives. Past-service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past-service costs are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-retirement obligations

The Company provides post-retirement benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees. These obligations are valued annually by independent qualified actuaries.

(c) Termination benefits

Termination benefits are payable when employment is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of the involuntarily termination benefits, the Company distinguishes between one-time termination benefit arrangements and on-going termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event or for a specified future period. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which criteria for communication are not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for at commitment date when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when it is contractually obliged or where there is a past practice that has created a constructive obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants nonvested shares to senior executives, selected employees, members and professionals of the Supervisory Board. The shares are granted for free to employees and at their nominal value for the members and professionals of the Supervisory Board. The awards granted to employees contingently vest upon achieving certain performance conditions and upon completion of an average three-year service period. Shares granted to the Supervisory Board vest unconditionally along the same vesting period as employees but are not forfeited even if the service period is not completed. The Company measures the cost of share-based service awards based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period, usually the vesting period. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings over the vesting period against equity, under “Capital surplus” in the consolidated statements of changes in equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to provide the service condition, and forfeitures following the non-completion of one or more performance conditions.

Liabilities for the Company’s portion of payroll taxes are not accrued for over the vesting period but are recognized at vesting, which is the event triggering the measurement of employee-related social charges, based on the intrinsic value of the share at vesting date, and payment of the social contributions in most of the Company’s local tax jurisdictions.

2.16 — Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received net of directly attributable incremental transaction costs and the related income tax effect is included in equity.

2.17 — Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by stockholders and distributions to stockholders. In the accompanying consolidated financial statements, “Accumulated other comprehensive income (loss)” primarily consists of temporary unrealized gains or losses on securities classified as available-for-sale, the unrealized gain (loss) on derivatives designated as cash flow hedge and the impact of recognizing the funded status of defined benefit plans, all net of tax, as well as foreign currency translation adjustments.

2.18 — Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. This usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The ultimate decision to authorize a distributor refund remains fully within the control of the Company. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant move in the current market price. The short outstanding inventory time period, visibility into the standard inventory product pricing (as opposed to certain customized products) and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of revenue at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products are non-conforming, the Company will repair or replace the non-conforming products, or issue a credit or rebate of the purchase price. Quality returns are not related to any technological obsolescence issues and are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company provides for such returns when they are considered as probable and can be reasonably estimated. The Company records the accrued amounts as a reduction of revenue.

The Company’s insurance policy relating to product liability only covers physical damage and other direct damages caused by defective products. The Company does not carry insurance against immaterial non consequential damages. The Company records a provision for warranty costs as a charge against cost of sales, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions limit its liability to the sales value of the products which gave rise to the claims.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or non-standard terms and conditions, which require revenue recognition judgments. Where multiple elements exist in an arrangement, the arrangement is allocated to the different elements based on vendor-specific objective evidence, third party evidence or management’s best estimate of the selling price of the separable deliverables. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Revenues under multiple deliverable arrangements

The Company, from time to time, enters into agreements with multiple deliverables. In 2011, 2010 and 2009, the Company entered into certain agreements related to the licensing of manufacturing processes which include the delivery of a) licenses and process documentation and b) various training and implementation support. In the current agreements, the delivery of each instance of process documentation, as well as the training and support, are considered to be separate units of accounting. The timing of services in these arrangements varies depending on the contractual terms, but revenue is recognized either prorata for short duration service periods, or as the specific services are rendered for longer duration service periods, as appropriate.

As these manufacturing processes are not normally sold by the Company or other similar manufacturers, the valuation is based on best estimates of selling prices for such deliverables. These best estimates are determined by the groups responsible for the negotiation of the agreements and are primarily based on either: a) the total amount of the agreement, assuming that subsequent services are insignificant to the sale of the license and process documentation, b) cash payments to be paid by the customer in advance of delivery prior to incurring related services or training and/or c) information derived from the negotiation process between the Company and the customer. Training and support are valued based on past history of similar services or the group’s determined value based on a cost plus analysis.

The actual past and the expected future revenues for the multiple deliverable arrangements are:

In millions of U.S. dollars	2009	2010	2011	2012	2013
Licenses and process documentation	23	29	56	7	7
Training and support services	1	28	14	6	3

Total Revenues under Multiple Deliverable Arrangements	24	57	70	13	10

Due to the long nature of some of the payments in these agreements, some revenue is deferred until collectability is reasonably assured.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian, other European Union (“EU”) governmental entities and Singapore agencies. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. The Company’s revenue recognition policy, funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, following the enactment of the French Finance Act for 2008, which included several changes to the research tax credit regime (“Crédit Impôt Recherche”), French research tax credits are deemed to be grants in substance. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of research and development expenses. The research tax credits are to be reimbursed in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which could be recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the balance sheets at their discounted net present value. The subsequent accretion of the discount is recorded as non-operating income in “Interest income (expense), net”.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as debt in its consolidated balance sheets.

2.19 — Advertising costs

Advertising costs are expensed as incurred and are recorded as selling, general and administrative expenses. Advertising expenses for 2011, 2010 and 2009 were $12 million, $11 million and $9 million respectively.

2.20 — Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as selling expenses and process engineering, pre-production or process transfer costs which are recorded as cost of sales. Research and development costs are charged to expense as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is recorded as research and development expenses. Research and development expenses are reported net of research tax credits received in the French jurisdiction, as described in Note 2.18.

2.21 — Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or 6-months after the fabrication line’s quality qualification. Start-up costs are included in “Other income and expenses, net” in the consolidated statements of income. Similarly, phase-out costs for facilities during the closing stage are also included in “Other income and expenses, net” in the consolidated statements of income. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial.

2.22 — Financial assets

The Company did not hold at December 31, 2011 and 2010 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: held-for-trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. Unlisted equity securities with no readily determinable fair value are carried at cost, as described in Note 2.12. They are neither classified as held-for-trading nor as available-for-sale.

Purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and financial assets classified as held-for-trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The basis on which the cost of a security sold and the amount reclassified out of accumulated other comprehensive income into earnings is the specific identification method.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. These assumptions and estimates include the use of recent arm’s length transactions; for debt securities without available observable market price, the Company establishes fair value by reference to publicly available indices of securities with the same rating and comparable underlying collaterals or industries’ exposure, which the Company believes approximates the orderly exit value in the current market. In measuring fair value, the Company makes maximum use of market inputs and relies as little as possible on entity-specific inputs.

Held-for-trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.23. Gains and losses arising from changes in the fair value of financial assets not related to operating activities, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in the fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a separate component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity. The cumulative loss or gain is measured as the difference between the value at initial recognition and the current fair value, less any impairment loss on that financial asset previously recognized in earnings.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available-for-sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in equity are reported as a non-operating element on the consolidated statements of income on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors. Only the estimated credit loss amount is recognized currently in earnings on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”, with the remainder of the loss amount recognized in accumulated other comprehensive income (loss). Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments previously recognized in equity are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

2.23 — Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at their fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as held-for-trading financial assets, as described in Note 2.22.

Derivative financial instruments classified as held-for-trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

Cash Flow Hedge

To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods through the use of currency forward contracts and currency options, including collars. The Company also hedges certain Swedish krona-denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses through the use of currency forward contracts.

As part of its ongoing investing and financing activities, the Company may from time to time enter into certain derivative transactions that are designated and qualify for cash flow hedge. These derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an on-going basis over the duration of the hedge relationship. They are reflected at their fair value in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and, in most cases, a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the gain or loss from the effective portion of the hedge is reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transactions. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance continue to be reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

In order to optimize its hedging strategy, the Company can be required to cease the designation of certain cash flow hedge transactions and enter into a new designated cash flow hedge transaction with the same hedged forecasted transaction but with a new hedging instrument. De-designation and re-designation are formally authorized and limited to the de-designation of purchased currency options with re-designation of the cash flow hedge through subsequent forward contracts when the Euro/U.S. dollar exchange rate is decreasing, the intrinsic value of the option is nil, the hedged transaction is still probable of occurrence and meets at re-designation date all criteria for hedge accounting. At de-designation date, the net derivative gain or loss related to the de-designated cash flow hedge deferred in “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity continues to be reported in net equity. From de-designation date, the change in fair value of the de-designated hedging item is recognized each period in the consolidated statements of income on the line “Other income and expenses, net”, as described in Note 2.22. The net derivative gain or loss related to the de-designated cash flow hedge deferred in net equity is reclassified to earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction.

2.24 — Recent accounting pronouncements

(a)	Accounting pronouncements effective in 2011

In January 2010, the FASB issued new guidance for fair value measurements which requires more robust disclosures regarding (i) different classes of assets and liabilities measured at fair value, (ii) valuation techniques and inputs used, (iii) activities within Level 3 fair value hierarchy measurements (i.e. purchases and sales), and (iv) transfers between Levels 1, 2, and 3 of the fair value hierarchy. Part of the disclosures were effective for the first interim or annual reporting period beginning after December 15, 2009. Additional disclosures for the roll forward of Level 3 assets and liabilities requiring separate disclosures for purchases, sales, issuances and settlements of assets are effective for annual reporting periods beginning after December 15, 2010. The Company adopted the required disclosures of this new guidance as of January 1, 2010 and expanded the additional disclosures described above as at January 1, 2011. These disclosures can be found in Note 24.

In April 2010, the FASB issued amendments to the guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. Revenue can be recognized upon achievement of a milestone in the period in which the milestone is achieved only if the milestone meets all the criteria to be considered as substantive. The amendment is effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. The Company adopted the amended guidance as of January 1, 2011 and such amendment did not have any significant impact on the Company’s financial position and results of operations.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In May 2011, the FASB issued amendment to the guidance on fair value measurement and disclosure requirements in U.S. GAAP. The main changes to current practice are presented hereafter. The new guidance states that the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets. It also prohibits the application of a blockage factor to all fair value measurements. Moreover, an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. The new guidance finally required the disclosure of quantitative information about unobservable inputs used, a description of the valuation process used by the entity and a qualitative discussion about the sensitivity of the measurements. Additionally, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but for which fair value is disclosed. The amendment is effective for interim and annual periods beginning on or after December 15, 2011. The Company will adopt the amendment when effective but the new guidance is not expected to have a significant effect in practice.

In June 2011, the FASB issued new guidance for the presentation of comprehensive income. The new guidance eliminates the current option to report Other Comprehensive Income (“OCI”) and its components in the statements of changes in equity. An entity can elect to present items of net income and other comprehensive income in one continuous statement — referred to as the statement of comprehensive income — or in two separate, but consecutive, statements. Each component of net income and each component of OCI, together with totals for comprehensive income and its two parts, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. These new requirements are effective for public entities as of the beginning of a fiscal year starting after December 15, 2011 and interim and annual periods thereafter, with early adoption permitted, while the requirement to present components of reclassifications of other comprehensive income on the face of the income statement is deferred. The Company will adopt the new guidance when effective and is currently evaluating the presentation method.

In September 2011, the FASB issued new guidance on testing goodwill for impairment. The revised guidance is intended to simplify the goodwill impairment test by providing an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The qualitative assessment consists of determining whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the entity concludes pursuant to this qualitative test that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the entity would be required to conduct the current two-step goodwill impairment test. The revised guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company will adopt the new guidance when effective and is currently evaluating the impact the amended guidance will have on its goodwill impairment testing.

In December 2011, the FASB issued new guidance on disclosures about offsetting assets and liabilities. Entities with balances presented on a net basis in the financial statements shall disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt the new guidance when effective and is currently evaluating the impact the amended guidance will have on its disclosures.

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
MARKETABLE SECURITIES

3. MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current and non-current assets on the consolidated balance sheets as at December 31, 2011 and December 31, 2010 are detailed in the tables below:

In millions of U.S. dollars	December 31, 2010	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available-for-sale marketable securities	Change in fair value recognized in earnings	Realized gain	Foreign exchange result through OCI*	December 31, 2011
Debt securities issued by the U.S. Treasury	350	100	(350)	—	—	—	—	100
Debt securities issued by foreign governments	213	225	(355)	—	—	—	(2)	81
Fixed rate debt securities issued by financial institutions	—	27	—	—	—	—	—	27
Senior debt Floating Rate Notes issued by financial institutions	328	—	(113)	(2)	(5)	—	(3)	205
Auction Rate Securities	72	—	(350)	(45)	—	323	—	—
Equity securities classified as available-for-sale	161	—	(189)	14	14	—	—	—
Total	1,124	352	(1,357)	(33)	9	323	(5)	413

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2009	Purchase	Other increase	Sale	Other decrease	Change in fair value included in OCI* for available-for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2010
Debt securities issued by the U.S. Treasury	340	690	—	(680)	—	—	—	—	350
Debt securities issued by foreign governments	144	410	—	(331)	—	—	—	(10)	213
Senior debt Floating Rate Notes issued by financial institutions	548	—	—	(208)	—	4	(3)	(13)	328
Auction Rate Securities	42	—	—	—	—	30	—	—	72
Equity securities classified as held-for-trading	—	—	20	—	(22)	—	2	—	—
Equity securities classified as available-for-sale	—	—	583	(375)	—	(14)	(33)	—	161

Total	1,074	1,100	603	(1,594)	(22)	20	(34)	(23)	1,124

*	Other Comprehensive Income

The $181 million government debt securities portfolio has a duration of less than four months on average. The $100 million of U.S. Treasury Bills are rated Aaa by Moody’s and the $81 million of Italian Treasury Bills are rated A2 by Moody’s as at December 31, 2011. The change in fair value of these marketable securities was not material as at December 31, 2011. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy.

All securities are classified as available-for-sale and recorded at fair value, with changes in fair value recognized as a separate component of “Accumulated other comprehensive income” in the consolidated statements of changes in equity, except for those declines deemed to be other-than-temporary.

Out of the eight investment positions in marketable securities, five are in an unrealized loss position, which has been considered as temporary; furthermore, a senior floating rate note of Euro 15 million issued by Lehman Brothers was impaired and recorded as other-than-temporary in 2008 and in 2011. For all investments, except the Lehman Brothers senior unsecured bonds, the Company expects to recover the debt securities’ entire amortized cost basis. Since the duration of the portfolio is 0.99 year on average and the securities have an average rating of A2/A (with the only exception of the Lehman Brothers senior unsecured bonds), the Company expects the value of the securities to return to par as the final maturity is approaching; as such, no credit loss has been identified on these instruments and the change in fair value is recognized as a separate component of “Accumulated other comprehensive income” in the consolidated statements of changes in equity. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy. The aggregate amortized cost basis of these securities totalled $252 million and $342 million as at December 31, 2011 and December 31, 2010, respectively. As at December 31, 2011 a total pre-tax unrealized loss of $6 million was deferred in other comprehensive income on these financial assets.

For the Lehman Brothers senior unsecured bonds, the Company had measured fair value since Lehman Brothers Chapter 11 filing on September 15, 2008 based on information received from a major credit rating entity. Such fair value information relied on historical recovery rates and was assessed to correspond to a Level 3 fair value hierarchy. At the date of the Lehman Brothers Chapter 11 filing, the Company did not expect to recover the entire amortized cost basis of the securities and reported in earnings an other-than-temporary impairment charge representing 50% of the face value of the debt securities. In 2011, following values observed on the open market and direct unbinding quotations, the Company assessed whether it expected to recover the value of the Lehman Brothers debt securities. The fair value was determined to be $5 million, based on a Level 2 fair value hierarchy. As a result, the Company recorded for these securities an additional other-than-temporary impairment charge amounting to $5 million, reported on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets” in the consolidated statement of income for the year ended December 31, 2011. The total other-than-temporary impairment as of December 31, 2011 represented 75% of the face value of the Lehman Brothers senior unsecured bonds.

The debt securities and the government bonds are reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2011, since they represent investments of funds available for current operations.

The Company’s legal action to recover from Credit Suisse the amount invested in unauthorized auction rate securities against the Company’s instructions was settled on June 9, 2011 with net cash proceeds of $350 million. Upon receipt of the funds, the ownership of the whole portfolio was transferred to Credit Suisse and the Company derecognized the auction rate securities reported at fair value as non-current assets on the line “Non-current marketable securities” on the consolidated balance sheet and recognized in 2011 a pre-tax gain of $329 million, out of which $6 million was reported on the line “selling, general and administrative” since mainly related to reimbursement of legal expenses and $323 million as a realized gain on financial assets.

On May 7, 2010 the Company disposed of its investment in Numonyx in exchange for 67 million shares in Micron Technology Inc., which were recorded in the consolidated balance sheet on the line “Marketable Securities” as of December 31, 2010. During November and December 2010, the Company sold around 47 million of those shares, together with the related hedging instruments. The remaining 20 million shares and related hedging instruments were sold during January 2011, receiving $189 million in proceeds and generating a non-operating gain of $14 million. The gain was reported in the line “Gain (loss) on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2011. In addition, the $6 million in proceeds from the sale of the unwinding of the derivative instruments generated an additional $6 million gain, which is described in Note 24. The $14 million gain reported as a component of “Accumulated Other Comprehensive Income” represents the reversal of the deferred loss on those remaining shares reported as of December 31, 2010.

Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Trade Accounts Receivable, Net [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

4. TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31, 2011	December 31, 2010
Trade accounts receivable	1,061	1,247
Provision for doubtful accounts	(15)	(17)
Total	1,046	1,230

Bad debt expense in 2011, 2010 and 2009 was $1 million, $1 million and $2 million respectively. In 2011, 2010 and 2009, one customer, the Nokia group of companies, represented 10.4%, 13.9% and 16.1% of consolidated net revenues, respectively.

The Company enters into factoring transactions to accelerate the realization in cash of some trade accounts receivable within the ST-Ericsson venture. As at December 31, 2011, $144 million of trade accounts receivable were sold without recourse. Such factoring transactions totaled $1,234 million for the year 2011, with a financial cost of $3 million reported on the line “Interest income (expense), net” of the consolidated statement of income for the year ended December 31, 2011.

Inventories, Net	12 Months Ended
Dec. 31, 2011
Inventories, Net [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales.

Provisions for obsolescence are estimated for excess uncommitted inventories based on the previous quarter’s sales, backlog of orders and production plans.

Inventories, net of reserve, consisted of the following:

	December 31, 2011	December 31, 2010
Raw materials	105	80
Work-in-process	1,002	976
Finished products	424	441
Total	1,531	1,497

Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Receivables and Assets [Abstract]
OTHER CURRENT ASSETS

6. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2011	December 31, 2010
Receivables from government agencies	152	171
Taxes and other government receivables	77	117
Advances	118	68
Prepayments	46	51
Loans and deposits	14	15
Interest receivable	4	6
Derivative instruments	2	85
Receivables from equity-method investments	20	33
Other current assets	73	63
Total	506	609

Derivative instruments are further described in Note 24.

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
BUSINESS COMBINATIONS

7. BUSINESS COMBINATIONS

Acquisition in 2010

In 2010, the Company completed two transactions to acquire substantially all of the assets of two development stage companies based in the United States of America. These acquisitions provide the Company with leading technologies in the field of rectifier diodes and powerline communications. Both transactions were structured as asset deals which have been accounted for as business combinations and were determined to be included in the reportable segments “Power Discrete Products” (“PDP”) and “Analog, MEMS and Microcontrollers” (“AMM”).

The fair value of the identifiable assets and assumed liabilities acquired from these two companies at acquisition-date were as follows:

In millions of U.S. dollars	Fair value recognized on acquisition
Technology	13
Goodwill	1
In-process R&D	5
Total identifiable net assets at fair value	19

Purchase consideration	19

The purchase consideration is made of cash payments for $11 million and the acquisition-date fair value of contingent considerations. Goodwill on these transactions arises principally due to the value of the assembled workforce.

Acquisition in 2011

Until April 15, 2011, the Company accounted for its 41.2% equity-method investment in Veredus Laboratories Pte (“Veredus”) under the equity-method. Veredus is a life science company based in Singapore that develops, commercializes and manufactures diagnostic tools that are marketed worldwide. Veredus offers highly sensitive and userfriendly molecular diagnostic tools that include gel based detection kits and the latest cutting edge Lab-on-Chip technology. These diagnostic tools can be used in field conditions as well as in medical labs and hospitals.

On April 15, 2011, the Company exercised a call option and purchased shares from Veredus’ founders to increase its ownership in Veredus to 63.7%. This provides the Company’s control over Veredus which has been a subsidiary of the Company from this date.

The acquired business made an immaterial contribution to the Company’s consolidated revenue and net result for the period from April 15, 2011 to December 31, 2011.

The following table summarizes the consideration transferred to acquire Veredus and the amounts of the identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the noncontrolling interest in Veredus at the acquisition date.

In millions of U.S. dollars
Fair value of consideration transferred:
Cash consideration paid to Veredus’ founders	7
Fair value of the Company’s investment in Veredus held before the business combination	9
Fair value of the noncontrolling interest in Veredus	9
25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1
Inventories	1
Property, Plant and Equipment, net	1
In-Process R&D	12
Patents and Intellectual Property	3
Long-term deferred tax assets	1
Long-term deferred tax liabilities	(3)
Other current liabilities	(1)
Total identifiable net assets	15

Goodwill	10

As a result of the Company obtaining control over Veredus, the Company’s previously held 41.2% was re-measured to fair value; however this did not result in any gain or loss.

The goodwill is attributable to the workforce of the acquired business and to the increased footprint of the Company in the healthcare business. The goodwill is not expected to be deductible for tax purposes. All of the $10 million was allocated to the Company’s Automotive, Consumer, Computer and Communication Infrastructure (“ACCI”) segment.

Immediately after this acquisition, the Company increased its ownership in Veredus to 67% through the issuance of new Veredus’ shares for a cash amount of $1 million. This transaction did not result in a change of control of Veredus and therefore has been accounted for as an equity transaction.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

8. GOODWILL

Following the segment reorganization as described in Note 26, the Company has restated its allocation of goodwill by product segment in prior periods for illustrative comparisons.

Changes in the carrying amount of goodwill were as follows:

	Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	Wireless sector (“Wireless”)	Analog, MEMS and Microcontrollers (“AMM”)	Total
December 31, 2009	43	936	92	1,071
Business Combinations	—	—	1	1
Decrease in goodwill due to a release of contingent consideration liability booked initially under FAS141	—	(6)	—	(6)
Foreign currency translation	—	(7)	(5)	(12)
December 31, 2010	43	923	88	1,054
Business Combinations	10	—	—	10
Foreign currency translation	—	(2)	(3)	(5)
December 31, 2011	53	921	85	1,059

Gross goodwill recognized amounted to respectively $1,126 million and $1,121 million as at December 31, 2011 and 2010. Accumulated impairment amounted to $67 million as at December 31, 2011 and 2010.

In addition to the annual impairment test on goodwill and indefinite long-lived assets performed at the end of the third quarter, and described below, the Company considered the material decline in the Wireless revenues and increased level of losses as a triggering event to perform additional impairment tests during the first, second and fourth quarters of 2011 on its Wireless business. On the basis of the estimates and assumptions set forth in the latest business plan provided by ST-Ericsson, no goodwill impairment charge was recognized at the end of the first, second, third and fourth quarters of 2011.

Based on the result of this latest impairment test, the fair value of the Wireless business determined by the lower of market comparables or discounted cash flows still exceeded its carrying value by 54%. The discounted cash flows are based on the latest five year plan for the Wireless segment which is based on management’s best estimate about future developments as well as market assumptions. If market conditions deteriorate or if the Wireless business experiences a lack of or delay in results, in particular with respect to design-wins with customers to generate future revenues, the Company’s goodwill, intangible assets and other long lived assets may be impaired and a valuation allowance might be necessary for the ST-Ericsson related deferred tax assets if the tax planning strategies would not be sufficient. Further impairment charges could also result from new valuations triggered by changes in the product portfolio or strategic transactions, particularly in the event of a downward shift in future revenues or operating cash flows in relation to current plans or in case of capital injections by or equity transfers to third parties at a value lower than current carrying amount. If the Company were to record an impairment, the charges might be material to its results of operations and its financial position.

Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS

9. OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2011	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	882	(723)	159
Contractual customer relationships	488	(171)	317
Purchased software	358	(291)	67
Construction in progress	87	—	87
Other intangible assets	99	(84)	15

Total	1,914	(1,269)	645

December 31, 2010	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	827	(609)	218
Contractual customer relationships	488	(122)	366
Purchased software	309	(256)	53
Construction in progress	82	—	82
Other intangible assets	91	(79)	12

Total	1,797	(1,066)	731

The line “Construction in progress” in the table above includes internally developed software under construction and software not ready for use.

The line “Other intangible assets” consists primarily of internally developed software. The amortization expense on capitalized software costs in 2011, 2010 and 2009 was $33 million, $30 million and $20 million, respectively.

The amortization expense in 2011, 2010 and 2009 was $211 million, $207 million and $208 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2012	184
2013	109
2014	84
2015	60
2016	53
Thereafter	155
Total	645

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2011	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	955	(363)	592
Facilities & leasehold improvements	3,086	(2,479)	607
Machinery and equipment	14,320	(11,828)	2,492
Computer and R&D equipment	508	(444)	64
Other tangible assets	169	(140)	29
Construction in progress	50	—	50

Total	19,174	(15,254)	3,920

December 31, 2010	Gross Cost	Accumulated Depreciation	Net Cost
Land	88	—	88
Buildings	989	(345)	644
Facilities & leasehold improvements	3,053	(2,390)	663
Machinery and equipment	13,933	(11,551)	2,382
Computer and R&D equipment	519	(441)	78
Other tangible assets	211	(144)	67
Construction in progress	124	—	124

Total	18,917	(14,871)	4,046

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Buildings, Facilities & leasehold improvements and Machinery and equipment include assets acquired under capital lease. The Net Cost of Assets under capital lease for the years ended December 31, 2011 and 2010 was $7 million and $10 million, respectively.

The depreciation charge in 2011, 2010 and 2009 was $1,068 million, $1,033 million and $1,159 million, respectively.

Capital investment funding has totaled $11 million for the year ended December 31, 2011 and $4 million in each of the years ended December 31, 2010 and 2009, respectively. Public funding reduced depreciation charges by $12 million, $13 million and $22 million in 2011, 2010 and 2009 respectively.

For the years ended December 31, 2011, 2010 and 2009 the Company made equipment sales for cash proceeds of $26 million, $29 million and $10 million respectively.

Other Long-Term Investments	12 Months Ended
Dec. 31, 2011
Other Long-Term Investments [Abstract]
OTHER LONG-TERM INVESTMENTS

11. OTHER LONG-TERM INVESTMENTS

	December 31, 2011	December 31, 2010
Equity-method investments	94	133
Cost-method investments	27	28

Total	121	161

Equity-method investments

Equity-method investments as at December 31, 2011 and December 31, 2010 were as follows:

In millions of U.S. dollars, except percentages	December 31, 2011		December 31, 2010
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	16	49.0%	39	49.0%
3Sun S.r.l.	78	33.3%	83	33.3%
Other equity-method investments	—	—	11	—

Total	94		133

ST-Ericsson AT SA (“JVD”)

On February 3, 2009, the Company announced the closing of a transaction to combine the businesses of Ericsson Mobile Platforms (“EMP”) and ST-NXP Wireless into a new venture, named ST-Ericsson. As part of the transaction, the Company received an interest in ST-Ericsson AT Holding AG, in which the Company owns 50% less a controlling share held by Ericsson. The Company’s investment in JVD at the date of the transaction was valued at $99 million. In 2010, ST-Ericsson AT Holding AG was merged into ST-Ericsson AT SA. In 2011, the line “Earnings (loss) on equity-method investments and gain on investment divestiture” in the Company’s consolidated statement of income included a charge of $23 million related to JVD. This amount includes the amortization of basis differences. The Company’s current maximum exposure to loss as a result of its involvement with JVD is limited to its equity-method investment that amounted to $16 million as at December 31, 2011.

The Company has determined that JVD is a VIE, but has determined that the Company is not the primary beneficiary of the entity. This determination is based on the judgment that the most significant activities of JVD are primarily R&D services performed for JVS and Ericsson, for which the Company does not have the power to direct by contract or voting control. The Company has not provided additional financial support in 2011 and currently has no requirement or intent to provide further financial support to JVD.

3Sun S.r.l. (“3Sun”)

3Sun is a joint initiative between Enel Green Power, Sharp and the Company for the manufacture of thin film photovoltaic panels in Catania, Italy. Each partner owns a third of the common shares of the entity. The Company has determined that 3Sun is not a VIE. However the Company exercises a significant influence over 3Sun and consequently accounts for its investment in 3Sun under the equity-method.

As part of the transaction with Micron described in Note 3, the Company exercised its right to indirectly purchase the Numonyx M6 facility in Catania, Italy. On July 1, 2010, Numonyx contributed the M6 going concern and facility to 3Sun and immediately transferred the newly issued shares of 3Sun to the Company against the redemption of the $78 million of subordinated notes issued by Numonyx and held by the Company. Since the investment in 3Sun is denominated in euros, the investment is revalued at each reporting date closing, the exchange difference being recorded as currency translation adjustment in “Accumulated other comprehensive income” in the consolidated statements of changes in equity. The Company’s maximum exposure to loss as a result of its involvement with 3Sun is limited to its equity-method investment that amounted to $78 million as at December 31, 2011 and under certain conditions, to participate to a share capital increase or shareholder loans up to Euro 38 million.

Other equity-method investments

The other equity-method investments as of December 31, 2011 only included the investment in Atlab with a negligible amount. As of December 31, 2010, the other equity-method investments were mainly related to Veredus.

Cost-method investments

Investments carried at cost are equity securities with no readily determinable fair value. In 2010, the Company incurred an other-than-temporary impairment charge on one of its investments amounting to $1 million. These investments are further described in Note 24.

Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

12. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31, 2011	December 31, 2010
Available-for-sale equity securities	9	11
Held-for-trading equity securities	7	7
Long-term State receivables	366	286
Long-term receivables from third parties	12	19
Prepaid for pension	1	4
Derivative instruments designated as cash flow-hedge	—	6
Deposits and other non-current assets	37	23

Total	432	356

Long-term State receivables include receivables related to funding and receivables related to tax refund. Funding are mainly public grants to be received from governmental agencies in Italy and France as part of long-term research and development, industrialization and capital investment projects. Long-term receivables related to tax refund correspond to tax benefits claimed by the Company in certain of its local tax jurisdictions, for which collection is expected beyond one year.

Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2011	December 31, 2010
Employee related liabilities	370	440
Employee compensated absences	113	105
Taxes other than income taxes	62	76
Advances	73	31
Payables to equity-method investments	47	36
Obligations for capacity rights	10	12
Derivative instruments	75	11
Provision for restructuring	42	129
Current portion of pension and other long-term benefits	16	21
Royalties	35	34
Obligation related to cash collateral	—	7
Others	133	102
Total	976	1,004

The terms of the agreement for the inception of Numonyx, a company created in 2007 from the Company’s and Intel’s flash memory business key assets and sold in 2010 to Micron Technology Inc., included rights granted to Numonyx to use certain assets retained by the Company. As at December 31, 2011 and 2010 the value of such rights totaled $23 million and $44 million respectively, of which $10 million and $11 million respectively were reported as current liabilities.

Derivative instruments are further described in Note 24.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2011 and December 31, 2010.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
LONG-TERM DEBT

14. LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31, 2011	December 31, 2010
Funding program loans from European Investment Bank:
0.58% due 2014, floating interest rate at Libor + 0.017%	60	80
0.44% due 2015, floating interest rate at Libor + 0.026%	37	47
0.48% due 2016, floating interest rate at Libor + 0.052%	97	116
0.89% due 2016, floating interest rate at Libor + 0.317%	129	155
0.65% due 2016, floating interest rate at Libor + 0.213%	143	171
Other funding program loans:
0.53% (weighted average), due 2012-2018, fixed interest rate	10	12
Capital leases:
4.52% (weighted average), due 2012-2017, fixed interest rate	9	11
Senior Bonds:
1.82%, due 2013, floating interest rate at Euribor + 0.40%	453	569
Convertible debt:
1.50% convertible bonds due 2016	221	534

Total long-term debt	1,159	1,695
Less current portion (excluding short term borrowings of $400 million described below)	(333)	(645)

Total long-term debt, less current portion	826	1,050

Long-term debt is denominated in the following currencies:

	December 31, 2011	December 31, 2010
U.S. dollar	694	1,113
Euro	465	582
Total	1,159	1,695

The European Investment Bank’s loans denominated in Euros, but drawn in U.S. dollars, are classified as U.S. dollar-denominated debt.

Aggregate future maturities of total long-term debt outstanding (including current portion) are as follows:

December 31, 2011
2012	333
2013	561
2014	106
2015	84
2016	74
Thereafter	1

Total	1,159

In February 2006, the Company issued $1,131 million principal amount at maturity of zero coupon senior convertible bonds due in February 2016. The bonds were issued at 100% of principal with a yield to maturity of 1.5% and resulted in net proceeds to the Company of $974 million less transaction fees. The bonds are convertible by the holder at any time prior to maturity at a conversion rate of 43.833898 shares per one thousand dollar face value of the bonds corresponding to 42,694,216 equivalent shares. This conversion rate has been adjusted from 43.363087 shares per one thousand dollar face value of the bonds as at May 21, 2007, as the result of the extraordinary cash dividend approved by the Annual General Meeting of Shareholders held on May 14, 2008. This new conversion has been effective since May 19, 2008. The holders can redeem the convertible bonds on February 23, 2012 at a price of $1,093.81 and on February 24, 2014 at a price of $1,126.99 per one thousand dollar face value of the bonds. The Company can call the bonds at any time after March 10, 2011 subject to the Company’s share price exceeding 130% of the accreted value divided by the conversion rate for 20 out of 30 consecutive trading days. The Company may redeem for cash at the principal amount at issuance plus accumulated gross yield all, but not a portion, of the convertible bonds at any time if 10% or less of the aggregate principal amount at issuance of the convertible bonds remain outstanding in certain circumstances or in the event of changes to the tax laws of the Netherlands or any successor jurisdiction. In 2009 the Company repurchased 98 thousand bonds corresponding to $106 million principal amount for a total cash consideration of $103 million, realizing a gain on the repurchase of $3 million reported on the line “Gain (loss) on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2009. In 2010 the Company repurchased around 386 thousand bonds corresponding to $417 million principal amount for a total cash consideration of $410 million, realizing a gain on the repurchase of $7 million, reported on the same income statement line as described above for the year ended December 31, 2010. On February 23, 2011, certain bondholders exercised their put option and redeemed for cash around 41 thousand bonds corresponding to $45 million principal amount and a total cash consideration of $44 million. In 2011, the Company repurchased around 290 thousand bonds corresponding to $318 million principal amount for a total consideration of $314 million, realizing a gain on the repurchase of $4 million, reported on the line “Gain (loss) on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2011. The repurchased bonds have been cancelled in accordance with their terms.

In March 2006, STMicroelectronics Finance B.V. (“ST BV”), a wholly owned subsidiary of the Company, issued floating rate senior bonds with a principal amount of Euro 500 million at an issue price of 99.873%. The notes, which mature on March 17, 2013, pay a coupon rate of the three-month Euribor plus 0.40% on the 17 th of June, September, December and March of each year through maturity. In the event of changes to the tax laws of the Netherlands or any successor jurisdiction, ST BV or the Company may redeem the full amount of senior bonds for cash. In the event of certain change in control triggering events, the holders can cause ST BV or the Company to repurchase all or a portion of the bonds outstanding. In 2010 the Company repurchased 74 thousand bonds for a total cash consideration of $98 million. In 2011 the Company repurchased around 76 thousand bonds for a total cash consideration of $107 million. The repurchased bonds have been cancelled in accordance with their terms.

Credit facilities

The Company had unutilized committed medium term credit facilities with core relationship banks totalling $487 million. In addition, the aggregate amount of the Company’s and its subsidiaries’ total uncommitted available short-term credit facilities, excluding foreign exchange credit facilities, were approximately $569 million as at December 31, 2011. In addition, ST-Ericsson had $400 million of committed line from Ericsson as parent company, of which $400 million was withdrawn and reported as short-term borrowings on the line “short term debt” on the consolidated balance sheet as at December 31, 2011. The Company also has three committed credit facilities with the European Investment Bank as part of R&D funding programs. The first one, for a total of Euro 245 million for R&D in France was fully drawn in U.S. dollars for a total amount of $341 million, of which $147 million was paid back as at December 31, 2011. The second one, signed on July 21, 2008, for a total amount of Euro 250 million for R&D projects in Italy, was fully drawn in U.S. dollars for $380 million, of which $108 million was paid back as at December 31, 2011. The third one, signed in September 2010, for a total of Euro 350 million for R&D projects in France was undrawn as at December 31, 2011.

Post-Retirement and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2011
Post-Retirement and Other Long-Term Employees Benefits [Abstract]
POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

15. POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses a December 31 measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they retired immediately as of December 31, 2011, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of year	701	654	50	43
Service cost	34	25	8	8
Interest cost	33	26	3	2
Employee contributions	7	5	—	—
Benefits paid	(20)	(12)	(2)	(3)
Effect of settlement	(18)	(18)		—
Effect of curtailment	—	(2)	—	(1)
Actuarial (gain) loss	73	19	(5)	4
Transfer in	3	—	1	—
Transfer out	(3)	(2)	(1)	—
Plan amendment	—	12	—	—
Foreign currency translation adjustment	(16)	(6)	(2)	(3)
Benefit obligation at end of year	794	701	52	50

Change in plan assets:

Plan assets at fair value at beginning of year	372	339	—	—
Expected return on plan assets	20	18	—	—
Employer contributions	30	24	—	—
Employee contributions	7	5	—	—
Benefits paid	(8)	(4)	—	—
Effect of settlement	(16)	(18)	—	—
Actuarial gain (loss)	(25)	1	—	—
Transfer in	1	—	—	—
Transfer out	(1)	—	—	—
Foreign currency translation adjustments	(2)	7	—	—

Plan assets at fair value at end of year	378	372	—	—

Funded status	(416)	(329)	(52)	(50)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	1	4	—	—
Current liabilities	(16)	(18)	(3)	(3)
Long-term liabilities	(401)	(315)	(49)	(47)
Net amount recognized	(416)	(329)	(52)	(50)

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2009	72	4	76
Net amount generated/arising in current year	21	12	33
Amortization	(9)	(5)	(14)
Foreign currency translation adjustment	2	—	2
Other comprehensive loss as at December 31, 2010	86	11	97
Net amount generated/arising in current year	98	—	98
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	(3)	—	(3)
Other comprehensive loss as at December 31, 2011	175	10	185

In 2012, the Company expects to amortize $11 million of actuarial losses and $1 million of past service cost.

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Service cost	34	25	22	8	8	4
Interest cost	33	26	25	3	2	2
Expected return on plan assets	(20)	(18)	(16)	—	—	—
Amortization of actuarial net loss (gain)	6	4	6	(5)	3	(1)
Amortization of prior service cost	1	1	2	—	1	—
Effect of settlement	(1)	5	2		—	—
Effect of curtailment	—	(2)	(2)	—	(1)	—

Net periodic benefit cost	53	41	39	6	13	5

The weighted average assumptions used in the determination of the benefit obligation and the plan asset for the pension plans and the other long-term benefits were as follows:

Assumptions	December 31, 2011	December 31, 2010	December 31, 2009
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

The discount rate was determined by comparison against long-term corporate bond rates applicable to the respective country of each plan. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2011 and at December 31, 2010 are as follows:

	Percentage of Plan Assets at December
Asset Category	2011	2010
Equity securities	31%	39%
Bonds securities remunerating interest	44%	32%
Real estate	7%	7%
Other	18%	22%
Total	100%	100%

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2011 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	10	10	—	—
Equity securities	118	72	46	—
Government debt securities	59	14	45	—
Corporate debt securities	105	64	41	—
Derivatives	20	16	4	—
Investment funds	33	1	30	2
Real estate	28	3	21	4
Other (mainly insurance assets — contracts and reserves)	5	1	—	4
TOTAL	378	181	187	10

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2010 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	24	24	—	—
Equity securities	144	106	38	—
Government debt securities	68	28	40	—
Corporate debt securities	50	17	33	—
Derivatives	30	25	5	—
Investment funds	23	1	20	2
Real estate	27	3	19	5
Other (mainly insurance assets — contracts and reserves)	6	1	—	5
TOTAL	372	205	155	12

In 2010, the Company reclassified $54 million plan assets, including equity securities, government debt securities, corporate debt securities and real estate, from Level 1 to Level 2. Fair value measurement is further described in Note 24.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	12
Reclassification to Level 2	(2)

December 31, 2011	10

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	12
Actual return on plan assets mainly due to real estate	(2)
Reclassification from Level 2	2

December 31, 2010	12

The Company’s investment strategy for its pension plans is to maximize the long-term rate of return on plan assets with an acceptable level of risk in order to minimize the cost of providing pension benefits while maintaining adequate funding levels. The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy. A portion of the fixed income allocation is reserved in short-term cash to provide for expected benefits to be paid. The Company’s equity portfolios are managed in such a way as to achieve optimal diversity and in certain jurisdictions they are entirely managed by the multi-employer funds. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company contributions to plan assets were $30 million and $24 million in 2011 and 2010 respectively and the Company expects to contribute cash of $21 million in 2012.

The Company’s estimated future benefit payments as of December 2011 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2012	30	3
2013	25	3
2014	34	10
2015	30	4
2016	33	4
From 2017 to 2021	206	31

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company accrued benefits related to defined contribution pension plans of $17 million and $14 million as of December 31, 2011 and 2010 respectively. The annual cost of these plans amounted to approximately $98 million, $89 million and $81 million in 2011, 2010 and 2009, respectively. The benefits accrued to employees on a pro-rata basis, during their employment period, are based on the individuals’ salaries.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

16. SHAREHOLDERS’ EQUITY

16.1 Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As at December 31, 2011 the number of shares of common stock issued was 910,559,805 shares (910,420,305 at December 31, 2010).

As of December 31, 2011 the number of shares of common stock outstanding was 884,995,094 (881,686,303 at December 31, 2010).

16.2 Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

On January 22, 2008, an option agreement was concluded between the Company and Stichting Continuïteit ST. This option agreement provides for the issuance of 540,000,000 preference shares. Any such shares should be issued by the Company to the Foundation, upon its request and in its sole discretion, upon payment of at least 25% of the par value of the preference shares to be issued. The issuing of the preference shares is conditional upon (i) the Company receiving an unsolicited offer or there being the threat of such an offer; (ii) the Company’s Managing and Supervisory Boards deciding not to support such an offer and; (iii) the Board of the Foundation determining that such an offer or acquisition would be contrary to the interests of the Company and its stakeholders. The preference shares may remain outstanding for no longer than two years. There were no preference shares issued as of December 31, 2011.

16.3 Treasury stock

Following the authorization by the Supervisory Board, announced on April 2, 2008, to repurchase up to 30 million shares of its common stock, the Company acquired 29,520,220 shares in 2008, also reflected at cost, as a reduction of the parent company stockholders’ equity.

The treasury shares have been designated for allocation under the Company’s share based remuneration programs of non-vested shares. As of December 31, 2011, 17,355,509 of these treasury shares were transferred to employees under the Company’s share based remuneration programs, of which 3,169,291 in the year ended December 31, 2011.

As of December 31, 2011, the Company owned a number of treasury shares equivalent to 25,564,711.

16.4 Stock option plans

In 1999, the Shareholders voted to renew the Supervisory Board Stock Option Plan whereby each member of the Supervisory Board would receive, during the three-year period 1999-2001, 18,000 options for 1999 and 9,000 options for both 2000 and 2001, to purchase shares of capital stock at the closing market price of the shares on the date of the grant. In the same three-year period, the professional advisors to the Supervisory Board would receive 9,000 options for 1999 and 4,500 options for both 2000 and 2001. Under the Plan, the options vest over one year and are exercisable for a period expiring eight years from the date of grant for both 1999 and 2000 and ten years from the date of grant for 2001.

In 2001, the Shareholders voted to adopt the 2001 Employee Stock Option Plan (the “2001 Plan”) whereby options for up to 60,000,000 shares may be granted in installments over a five-year period. The options may be granted to purchase shares of common stock at a price not lower than the market price of the shares on the date of grant. In connection with a revision of its equity-based compensation policy, the Company decided in 2005 to accelerate the vesting period of all outstanding unvested stock options. The options expire ten years after the date of grant.

In 2002, the Shareholders voted to adopt a Stock Option Plan for Supervisory Board Members and Professionals of the Supervisory Board. Under this plan, 12,000 options can be granted per year to each member of the Supervisory Board and 6,000 options per year to each professional advisor to the Supervisory Board. Options vest thirty days after the date of grant and expire ten years after the date of grant.

A summary of the stock option activity for the plans for the three years ended December 31, 2011, 2010 and 2009 follows:

		Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2008	39,431,433	$16.73-$39.00	$27.35

Options forfeited	(1,487,601)	$17.08-$39.00	$27.69
Outstanding at December 31, 2009	37,943,832	$16.73-$39.00	$27.33

Options forfeited	(2,646,937)	$17.08-$39.00	$29.55
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

The weighted average remaining contractual life of options outstanding as of December 31, 2011, 2010 and 2009 was 1.2, 1.9 and 2.9 years, respectively.

The range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable as of December 31, 2011 were as follows:

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life
9,152,774	$31.09-$33.70	$31.11	0.25
97,850	$25.90-$27.21	$26.05	1.84
17,086,847	$19.18-$22.83	$21.02	1.77
115,681	$16.73-$17.08	$17.03	2.73

16.5 Nonvested share awards

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”) and to senior executives along with selected employees (“The Employee Plan”). The awards are granted at the nominal value of the share of €1.04 under the Supervisory Board Plan and for free under the Employee Plan. The awards granted under the Supervisory Board Plan vest evenly over three years (one third every year), with no market, performance or service conditions. As for the Employee Plan, the awards vest upon completion of three internal performance conditions (consisting of sales evolution and operating income compared to a basket of competitors and of return on net assets compared with budget), each weighting for one third of the total number of awards granted; the awards vest over a three year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant).

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
February 27, 2009	2008 Employee Plan	50,400	—	(33,589)
May 20, 2009	2009 Supervisory Board	165,000	(7,500)	—
July 28, 2009	2009 Employee Plan	5,575,240	—	(1,827,349)
November 30, 2009	2009 Employee Plan	8,300	—	(2,762)
May 27, 2010	2010 Supervisory Board	172,500	(7,500)	—
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
May 3, 2011	2011 Supervisory Board	172,500	(30,000)	—
July 25, 2011	2011 Employee Plan	5,881,630	—	(* )
November 14, 2011	2011 Employee Plan	95,000	—	(* )

(*)	As at December 31, 2011, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

A summary of the nonvested share activity by plan for the years ended December 31, 2011 is presented below:

Nonvested Shares	Outstanding as at December 31, 2010	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2011
2008 Employee Plan	628,510	—	(3,531)	—	(624,979)	—
2009 Employee Plan	2,774,056	—	(31,144)	—	(1,485,874)	1,257,038
2010 Employee Plan	6,506,820	—	(73,852)	(2,149,972)	(1,058,438)	3,224,558
2011 Employee Plan	—	5,976,630	(30,815)	—	—	5,945,815
2008 Supervisory Board Plan	42,500	—	—	—	(42,500)	—
2009 Supervisory Board Plan	95,000	—	—	—	(60,000)	35,000
2010 Supervisory Board Plan	150,000	—	—	—	(75,000)	75,000
2011 Supervisory Board Plan	—	172,500	(30,000)	—	—	142,500

Total	10,196,886	6,149,130	(169,342)	(2,149,972)	(3,346,791)	10,679,911

The grant date fair value of nonvested shares granted to employees under the 2008 Employee Plan was $10.59. The fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On March 23, 2009, the Compensation Committee approved the statement that one performance condition was fully met. Consequently, the compensation expense recorded on the 2008 Employee Plan reflected one third of the awards granted fully vested, as far as the service condition was met.

The grant date fair value of nonvested shares granted to employees under the 2009 Employee Plan was $7.54. On the 2009 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 14, 2010, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2009 Employee Plan reflects the statement that two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2010 Employee Plan was $8.74. On the 2010 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 26, 2011, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2010 Employee Plan reflects the statement that two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2011 Employee Plan was $9.08. On the 2011 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. Moreover, the Company estimates the number of awards expected to vest by assessing the probability of achieving the performance conditions. At December 31, 2011, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board. However, the Company has estimated that one third of the awards are expected to vest. Consequently, the compensation expense recorded for the 2011 Employee Plan reflects the vesting of one third of the awards granted, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first quarter of 2012.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2011, December 31, 2010 and December 31, 2009, respectively:

	December 31, 2011	December 31, 2010	December 31, 2009
Cost of sales	5	6	7
Selling, general and administrative	16	18	19
Research and development	8	10	11
Earnings (loss) on equity-method investments and gain on investment divestiture	—	—	1
Total pre-payroll tax and social contribution compensation	29	34	38

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was $2 million at December 31, 2011, and $2 million at December 31, 2010 and 2009. As of December 31, 2011 there was $23 million of total unrecognized compensation cost related to the grant of nonvested shares, which is expected to be recognized over a weighted average period of approximately 9.5 months.

The total deferred income tax expense recognized in the consolidated statement of income related to unvested share-based compensation expense amounted to $7 million for the year ended December 31, 2011. The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $3 million and $8 million for the years ended December 31, 2010 and 2009, respectively. In 2010, the total deferred income tax expense included a shortfall, recorded on the 2007 Employee Plan closed during 2010 due to the vesting fair value being significantly lower than the grant fair value.

16.6 Accumulated other comprehensive income (loss) attributable to parent company stockholders

The accumulated balances related to each component of Other comprehensive income (loss) were as follows:

	Foreign currency translation adjustment	Unrealized gain (loss) on securities, net of tax	Unrealized gain (loss) on derivatives, net of tax	Unrealized gain (loss) on defined benefit pension plans, net of tax	Accumulated other comprehensive income (loss)
Balance as of December 31, 2008	1,164	(16)	11	(65)	1,094
Other comprehensive income (loss)	61	10	(5)	4	70
Balance as of December 31, 2009	1,224	(6)	6	(60)	1,164
Other comprehensive income (loss)	(255)	28	55	(13)	(185)
Balance as of December 31, 2010	969	22	61	(73)	979
Other comprehensive income (loss)	(101)	(32)	(116)	(60)	(309)
Balance as of December 31, 2011	868	(10)	(55)	(133)	670

For the year ended December 31, 2011, the net amount of accumulated other comprehensive income reclassified as earnings was approximately $61 million related to cash flow hedge transactions outstanding as at December 31, 2010, for which the forecasted hedged transactions occurred in 2011.

16.7 Dividends

At the Company’s Annual General Meeting of Shareholders held on May 3, 2011, the distribution of a cash dividend of $0.40 per common share, amounting to approximately $354 million, to be paid in four equal installments, was adopted by the Company’s shareholders. Through December 31, 2011, three installments were paid for an amount of $266 million including withholding tax. The remaining $0.10 per share cash dividend to be paid in the first quarter of 2012 totaled $88 million and was reported as “Dividends payable to stockholders” on the consolidated balance sheet as at December 31, 2011.

At the Company’s Annual General Meeting of Shareholders held on May 25, 2010, the distribution of a cash dividend of $0.28 per common share, amounting to approximately $247 million, to be paid in four equal installments, was adopted by the Company’s shareholders. Through December 31, 2010, three installments were paid for an amount of $186 million including withholding tax. The remaining $0.07 per share cash dividend to be paid in the first quarter of 2011 totaled $62 million and was reported as “Dividends payable to stockholders” on the consolidated balance sheet as at December 31, 2010.

In 2009 the cash dividend was of $0.12 per share for a total amount paid of $105 million.

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

17. EARNINGS (LOSS) PER SHARE

For the years ended December 31, 2011, 2010 and 2009, earnings (loss) per share (“EPS”) was calculated as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Basic EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Basic EPS	0.74	0.94	(1.29)

Diluted EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Convertible debt interest	5	10	—
Net income (loss) attributable to parent company adjusted	655	840	(1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Dilutive effect of nonvested shares	3,771,729	3,555,806	—
Dilutive effect of convertible debt	17,073,640	27,180,653	—
Number of shares used in calculating diluted EPS	904,464,746	911,111,693	876,928,190
Diluted EPS	0.72	0.92	(1.29)

At December 31, 2011 and December 31, 2010, outstanding stock options included anti-dilutive shares totalling approximately 26,453,152 shares and 35,296,895 shares, respectively. At December 31, 2009, if the Company had reported an income, outstanding stock options would have included anti-dilutive shares totalling approximately 37,943,832 shares.

There was also the equivalent of 8,790,024 common shares outstanding for convertible debt, out of which 5,624 for the 2013 bonds and 8,784,400 for the 2016 bonds. None of these bonds have been converted to shares during 2011. The repurchase of convertible bonds is described in Note 14.

Other Income and Expenses, Net	12 Months Ended
Dec. 31, 2011
Other Income and Expenses, Net [Abstract]
Other Income and Expense, Net

18. OTHER INCOME AND EXPENSES, NET

Other income and expenses, net consisted of the following:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Research and development funding	128	106	202
Phase-out and start-up costs	(8)	(15)	(39)
Exchange gain, net	8	11	11
Patent costs, net of gain from settlement	(28)	(12)	(5)
Gain on sale of non-current assets	15	4	3
Other, net	(6)	(4)	(6)

Total	109	90	166

The Company receives significant public funding from governmental agencies in several jurisdictions. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions have been met.

Phase-out costs are costs incurred during the closing stage of a Company’s manufacturing facilities. They are treated in the same manner as start-up costs. Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or six months after the fabrication line’s quality certification.

Exchange gains and losses included in “Other income and expenses, net” represent the portion of exchange rate changes on transactions denominated in currencies other than an entity’s functional currency and the changes in fair value of held-for-trading derivative instruments which are not designated as hedge and which have a cash flow effect related to operating transactions, as described in Note 24.

Patent costs include legal and attorney fees and payment for claims, patent pre-litigation consultancy and legal fees. They are reported net of settlements, which primarily include reimbursements of prior patent litigation costs.

Impairment, Restructuring Charges and Other Related Closure Costs	12 Months Ended
Dec. 31, 2011
Impairment, Restructuring Charges and Other Related Closure Costs [Abstract]
IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

19. IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

Impairment, restructuring charges and other related closure costs incurred in 2011, 2010, and 2009 are summarized as follows:

Year ended December 31, 2011	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(3)	(13)	(21)	(37)
ST-Ericsson restructuring plan	(1)	(3)	(3)	(7)
ST-Ericsson cost savings plan	—	(26)	—	(26)
Other restructuring initiatives	—	(1)	(4)	(5)
Total	(4)	(43)	(28)	(75)

Year ended December 31, 2010	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(1)	(15)	(11)	(27)
ST-Ericsson restructuring plan	(10)	(59)	(5)	(74)
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

Year ended December 31, 2009	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(25)	(69)	(32)	(126)
ST-Ericsson restructuring plan	—	(99)	(1)	(100)
Goodwill annual impairment test	(6)	—	—	(6)
Other restructuring initiatives	(4)	(53)	(2)	(59)
Total	(35)	(221)	(35)	(291)

Impairment charges

In 2011, the Company recorded impairment charges of $4 million primarily related to long-lived assets for which no alternative future use was identified within the Company. The Company performed an analysis to determine if it was still valid to report the Carrollton property and other long-lived assets as “Assets held for sale” in the consolidated balance sheet as at December 31, 2011. Based on continued interest in the property and the Company’s intent and actions to sale, the “Assets held for sale” model was confirmed with no additional impairment to be recorded in the consolidated statement of income for the year ended December 31, 2011.

In 2010, the Company recorded impairment charges for $11 million primarily related to long-lived assets with no alternative future use within the Company, pursuant to the termination of certain lease contracts.

In 2009, the Company recorded impairment charges for $35 million corresponding primarily to:

•

$25 million impairment charge on the Company’s long-lived assets of its manufacturing sites in Carrollton (Texas) and Phoenix (Arizona) ; $21 million impairment on the Carrollton property and other long-lived assets as a result of its designation as “Assets held for sale” on the consolidated balance sheet, pursuant to its decision to sell the facility, and $4 million of impairment charges on certain specific equipment of the Company’s manufacturing site in Phoenix, for which no alternative future use existed within the Company;

•	$6 million impairment on goodwill; and

•	$3 million other-than-temporary impairment on investments carried at cost.

Restructuring charges and other related closure costs

The Company is currently engaged in three major restructuring plans, the ST-Ericsson cost savings plan, the ST-Ericsson restructuring plan and the manufacturing restructuring plan that are briefly described hereafter. The Company is also engaged in various cost savings initiatives aimed at reducing the operating expenses and costs of sales.

In June 2011, ST-Ericsson announced a restructuring plan (the “ST-Ericsson cost savings plan”) aimed at achieving $120 million of annualized savings by end of 2012. The main action included in this restructuring plan was a reduction in workforce of 500 employees worldwide.

In April 2009, ST-Ericsson announced a restructuring plan (the “ST-Ericsson restructuring plan”). The main actions included in the restructuring plan were a re-alignment of product roadmaps to create a more agile and cost-efficient R&D organization and a reduction in workforce of 1,200 worldwide to reflect further integration activities following the merger. On December 3, 2009, ST-Ericsson expanded its restructuring plan, targeting additional annualized savings in operating expenses and spending, along with an extensive R&D efficiency program.

The Company announced in 2007 that it committed to a restructuring plan aimed at redefining the Company’s manufacturing strategy in order to be more competitive in the semiconductor market (the “manufacturing restructuring plan”). This manufacturing plan includes the following initiatives: the transfer of 150mm production from Carrollton (Texas) to Asia, the transfer of 200mm production from Phoenix (Arizona) to Europe and Asia and the restructuring of the manufacturing operations in Morocco with a progressive phase-out of the activities in the Ain Sebaa site.

In 2011, the Company incurred restructuring charges and other related closures costs for $71 million relating primarily to:

•

$34 million for the manufacturing restructuring plan, corresponding primarily to lease contract termination costs recorded at cease-use date and one-time termination benefits to be paid to employees who rendered services until the complete closure of the Carrollton (Texas) and Phoenix (Arizona) fabs. This plan was substantially finalized in the second quarter of 2011;

•	$26 million for the ST-Ericsson cost savings plan, consisting mainly in on-going termination benefits accrued for involuntary leaves and benefits paid within voluntary leave arrangements;

•

$6 million for the ST-Ericsson restructuring plan composed of $3 million employee termination benefits and $3 million lease contract termination costs and other closure costs pursuant to the closure of certain locations; and

•	$5 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

In 2010, the Company incurred restructuring charges and other related closure costs for $93 million relating primarily to:

•

$64 million for the ST-Ericsson restructuring plan composed of $59 million of on-going termination benefits for involuntary leaves and benefits paid within voluntary leave arrangements, and lease contract termination costs totalling $5 million pursuant to the closure of certain locations;

•

$26 million for the manufacturing restructuring plan for closure costs and one-time termination benefits to be paid to employees who render services until the complete closure of the Carrollton and Phoenix fabs; and

•	$3 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

In 2009, the Company incurred restructuring charges and other related closure costs for $256 million relating primarily to:

•

$100 million for the ST-Ericsson restructuring plan for on-going termination benefits for involuntary leaves pursuant to the closure of certain locations in Europe, the Unites States of America and Asia;

•

$101 million for the manufacturing restructuring plan primarily related to closure costs and one-time termination benefits to be paid to employees who render services until the complete closure of the Carrollton and Phoenix fabs; and

•

$55 million restructuring charges related to former committed restructuring initiatives. These restructuring charges consisted primarily of termination benefits in Asia and voluntary termination arrangements in certain European locations.

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2009 to December 31, 2011 are summarized as follows:

	ST-Ericsson cost savings plan	ST-Ericsson Restructuring plan	Manufacturing Restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2009	—	83	58	53	194
Charges incurred in 2010	—	67	26	7	100
Adjustments for unused provisions	—	(3)	—	(4)	(7)
Amounts paid	—	(81)	(27)	(34)	(142)
Currency translation effect	—	(6)	—	(3)	(9)
Provision as at December 31, 2010	—	60	57	19	136
Charges incurred in 2011	26	7	35	7	75
Adjustments for unused provisions	—	(1)	(1)	(2)	(4)
Amounts paid	(6)	(50)	(87)	(11)	(154)
Currency translation effect	(1)	1	—	—	—
Provision as at December 31, 2011	19	17	4	13	53

An amount of $42 million is expected to be paid within twelve months, as detailed in Note 13.

Total impairment, restructuring charges and other related closure costs

The manufacturing restructuring plan, which was expected to result in pre-tax charges in the range of $270 to $300 million, resulted in a total charge of $311 million as of December 31, 2011. This plan was mainly completed in 2011.

The ST-Ericsson restructuring plan, which was expected to result in a total pre-tax charge in the range of $135 million to $155 million, resulted in a total charge of $170 million as of December 31, 2011. This plan was mainly completed in 2011.

The ST-Ericsson cost savings plan is expected to result in a total pre-tax charge of $70 million to $75 million, of which $26 million have been incurred as of December 31, 2011. The plan is expected to be substantially completed in 2012.

In 2011, total amounts paid for restructuring and related closure costs amounted to $154 million. The total actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people involved, the final agreed termination benefits and the costs associated with the transfer of equipment, products and processes.

Interest Income (Expense), Net	12 Months Ended
Dec. 31, 2011
Interest Income (Expense), Net [Abstract]
INTEREST INCOME (EXPENSE), NET

20. INTEREST INCOME (EXPENSE), NET

Interest income (expense), net consisted of the following:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income	21	31	59
Expense	(46)	(34)	(50)

Total	(25)	(3)	9

No borrowing cost was capitalized in 2011, 2010 and 2009. Interest income on government Bonds and floating rate notes classified as available-for-sale marketable securities amounted to $6 million for the year ended December 31, 2011, $3 million for the year ended December 31, 2010 and to $8 million for the year ended December 31, 2009. Interest income on auction rate securities totaled $1 million, $2 million and $7 million for the years ended December 31, 2011, 2010 and 2009 respectively.

Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
INCOME TAX

21. INCOME TAX

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income (loss) recorded in The Netherlands	54	264	(376)
Income (loss) from foreign operations	282	427	(1,120)

Income (loss) before income tax benefit (expense)	336	691	(1,496)

STMicroelectronics N.V. and its subsidiaries are individually liable for income taxes in their jurisdictions. Tax losses can only offset profits generated by the taxable entity incurring such loss.

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
The Netherlands taxes — current	(11)	(3)	4
Foreign taxes — current	(104)	(53)	(54)

Current taxes	(115)	(56)	(50)
The Netherlands taxes — deferred	(2)	(4)	—
Foreign taxes — deferred	(64)	(89)	145

Income tax benefit (expense)	(181)	(149)	95

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2011, and 25.5% in 2010 and 2009, and the effective income tax rate are the following:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income tax benefit (expense) computed at statutory rate	(84)	(176)	382
Non-deductible, non-taxable and other permanent differences, net	(38)	(50)	(34)
Income (loss) on equity-method investments	(7)	62	(84)
Valuation allowance adjustments	(130)	(54)	(56)
Impact of prior years adjustments	—	(29)	21
Effects on deferred taxes of changes in enacted tax rates	1	3	(7)
Current year credits	94	76	76
Other tax and credits	3	(12)	(4)
Benefits from tax holidays	113	77	2
Impact of uncertain tax positions	(2)	32	(23)
Earnings of subsidiaries taxed at different rates	(131)	(78)	(178)

Income tax benefit (expense)	(181)	(149)	95

The lines “Impact of prior years’ adjustments” and “Impact of uncertain tax positions” include amounts that are further described in the reconciliation of unrecognized tax benefits, included in this note.

As detailed in Note 2.18, following the passage of the French Finance Act for 2008, French research tax credits that in prior years were accounted for as a reduction in income tax expense were deemed to be grants in substance beginning on January 1, 2008, These tax credits, totaling $159 million, $146 million and $146 million, were reported as a reduction of research and development expenses in the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009, respectively.

In 2011, 2010 and 2009, the line “Earnings of subsidiaries taxed at different rates” includes a decrease of $131 million, $91 million and $123 million, respectively, related to significant losses in countries subject to tax holidays.

The tax holidays represent a tax exemption period aimed to attract foreign technological investment in certain tax jurisdictions. The effect of the tax benefits on basic earnings per share was $0.13, $0.09 and $0.00 for the years ended December 31, 2011, 2010, and 2009, respectively. These agreements are present in various countries and include programs that reduce up to and including 100% of taxes in years affected by the agreements. The Company’s tax holidays expire at various dates through the year ending December 31, 2019. In certain countries, tax holidays can be renewed depending on the Company still meeting certain conditions at the date of expiration of the current tax holidays.

Deferred tax assets and liabilities consisted of the following:

	December 31, 2011	December 31, 2010
Tax loss carryforwards and investment credits	643	609
Inventory valuation	23	25
Impairment and restructuring charges	56	84
Fixed asset depreciation in arrears	56	47
Receivables for government funding	13	7
Tax allowances granted on past capital investments	1,111	1,113
Pension service costs	71	49
Stock awards	7	7
Commercial accruals	13	10
Other temporary differences	131	99
Total deferred tax assets	2,124	2,050
Valuation allowances	(1,514)	(1,396)
Deferred tax assets, net	610	654
Accelerated fixed asset depreciation	(69)	(83)
Acquired intangible assets	(49)	(34)
Advances of government funding	(16)	(16)
Other temporary differences	(38)	(40)
Deferred tax liabilities	(172)	(173)
Net deferred income tax asset	438	481

For a particular tax-paying component of the Company and within a particular tax jurisdiction, all current deferred tax liabilities and assets are offset and presented as a single amount, similarly to non-current deferred tax liabilities and assets. The Company does not offset deferred tax liabilities and assets attributable to different tax-paying components or to different tax jurisdictions.

As of December 31, 2011, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2012, as follows:

Year
2012	42
2013	23
2014	21
2015	16
2016	77
Thereafter	464

Total	643

The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that jurisdiction on a pro rata basis. The “Tax allowances granted on past capital investments” mainly related to a 2003 agreement granting the Company certain tax credits for capital investments purchased through the year ending December 31, 2006. Any unused tax credits granted under the agreement will continue to increase yearly by a legal inflationary index (currently 2.05% per annum). The credits may be utilized through 2020 or later depending on the Company meeting certain program criteria. In addition to this agreement, starting in 2007 the Company continues to receive tax credits on the yearly capital investments, which may be used to offset that year’s tax liabilities and increases by the legal inflationary rate. However, pursuant to the inability to utilize these credits currently and in future years, the Company did not recognize any deferred tax asset on such tax allowance. As a result, there is no financial impact to the net deferred tax assets of the Company.

During the year ended December 31, 2011, the Company recorded a valuation allowance of $92 million on ST-Ericsson’s deferred tax assets on tax loss carryforwards reflecting 50% of its exposure. As a result of a tax planning strategy implemented at the group level that ensures recovery of the deferred tax asset with incremental cash tax savings, the Company has not recorded a valuation allowance for the remaining deferred tax assets on tax loss carryforwards. Since this allowance does not relate to the Company’s investment in ST-Ericsson, the valuation allowance was fully attributable to the noncontrolling interests.

The amount of deferred tax benefit (expense) recorded as a component of other comprehensive income (loss) was $19 million and $7 million in 2011 and 2010 respectively and related primarily to the tax effects of unrealized gains and losses on derivative instruments designated as cash flow hedges and the tax effects of the recognized unfunded status on defined benefits plans.

The cumulative amount of distributable earnings related to the Company’s investments in foreign subsidiaries and corporate joint ventures was $1,417 million as at December 31, 2011. Due to the Company’s legal and tax structure, with the parent company established in the Netherlands, there was no tax impact from the distribution of earnings from investments in foreign subsidiaries and corporate joint ventures. This is because there is no tax impact on dividends paid up to a Dutch holding company.

For the evaluation of uncertain income tax positions based on a “more likely than not” threshold, the Company applies a two-step process to determine if a tax position will be sustained upon examination by the taxing authorities. The recognition threshold in step one permits the benefit from an uncertain income tax position to be recognized only if it is more likely than not, or 50 percent assured, that the tax position will be sustained upon examination by the taxing authorities. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority.

A reconciliation of the 2011 beginning and ending amounts of unrecognized tax benefits is as follows:

Balance at December 31, 2010	$149
Additions based on tax positions related to the current year	36
Additions for tax positions of prior years	19
Reductions for tax positions of prior years	(3)
Settlements	—
Reductions for lapse of statute of limitations	(50)
Foreign currency translation	(3)

Balance at December 31, 2011	148

The reconciliation of unrecognized tax benefits in 2010 was as follows:

Balance at December 31, 2009	$193
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	5
Reductions for tax positions of prior years	(44)
Settlements	(36)
Reductions for lapse of statute of limitations	(1)
Foreign currency translation	(12)

Balance at December 31, 2010	149

The total amount of these unrecognized tax benefits would affect the effective tax rate, if recognized. It is reasonably possible that certain of the uncertain tax positions disclosed in the table above could increase within the next 12 months due to on-going tax audits. The Company is not able to make an estimate of the range of the reasonably possible change.

Additionally, the Company elected to classify accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income. Interest and penalties are not material for the years presented or on a cumulative basis.

In 2010, the settlements of $36 million relates to the finalisation of a tax audit in one of the Company’s major tax jurisdictions.

The tax years that remain open for review in the Company’s major tax jurisdictions are from 1996 to 2011.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies and Claims and Legal Proceedings [Abstract]
COMMITMENTS

22. COMMITMENTS

The Company’s commitments as of December 31, 2011 were as follows:

In million US$	Total	2012	2013	2014	2015	2016	Thereafter
Operating leases	381	111	63	41	36	32	98
Purchase obligations	477	432	32	9	3	—	1
of which:
Equipment purchase	208	208
Foundry purchase	119	119
Software, technology licenses and design	150	105	32	9	3	—	1
Other obligations	452	223	81	47	30	26	45

Total	1,310	766	176	97	69	58	144

As a consequence of the Company’s planned closures of certain of its manufacturing facilities, some of the contracts as reported above have been terminated. The termination fees for the sites still in operation have not been taken into account.

Operating leases are mainly related to building and equipment leases. The amount disclosed is composed of minimum payments for future leases from 2012 to 2016 and thereafter. The Company leases land, buildings, plants and equipment under operating leases that expire at various dates under non-cancellable lease agreements. Operating lease expense was $135 million, $135 million and $174 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements.

Contingencies, Claims and Legal Proceedings	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies and Claims and Legal Proceedings [Abstract]
CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS

23. CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS

The Company is subject to possible loss contingencies arising in the ordinary course of business. These include but are not limited to: warranty cost on the products of the Company, breach of contract claims, claims for unauthorized use of third-party intellectual property, tax claims beyond assessed uncertain tax positions as well as claims for environmental damages. In determining loss contingencies, the Company considers the likelihood of impairing an asset or the incurrence of a liability at the date of the financial statements as well as the ability to reasonably estimate the amount of such loss. The Company records a provision for a loss contingency when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and the amount of loss can be reasonably estimated. The Company regularly reevaluates claims to determine whether provisions need to be readjusted based on the most current information available to the Company. Changes in these evaluations could result in an adverse material impact on the Company’s results of operations, cash flows or its financial position for the period in which they occur.

The Company has received and may in the future receive communications alleging possible infringements, in particular in the case of patents and similar intellectual property rights of others. Furthermore, the Company periodically conducts broad patent cross license discussions with other industry participants which may or not be successfully concluded. The Company may become involved in costly litigation brought against the Company regarding patents, mask works, copyrights, trademarks or trade secrets. In the event that the outcome of any litigation would be unfavorable to the Company, the Company may be required to license patents and/or other intellectual property rights at economically unfavorable terms and conditions, and possibly pay damages for prior use and/or face an injunction, all of which individually or in the aggregate could have a material adverse effect on the Company’s results of operations, cash flows, financial position and/or ability to compete.

The Company is otherwise also involved in various lawsuits, claims, investigations and proceedings incidental to its business and operations.

In 2006, Tessera initiated a patent infringement lawsuit against the Company and numerous other semiconductor manufacturers in the U.S. District Court for the Northern District of California. Tessera also filed a complaint in 2007 with the International Trade Commission in Washington, D.C. (“ITC”) against the Company and numerous other parties. During the ITC proceedings, the District Court action was stayed. On May 20, 2009 the ITC issued a limited exclusion order as well as a cease and desist order, both of which were terminated when the Tessera patents expired. The patents asserted by Tessera, which related to ball grid array packaging technology, expired in September 2010. The Court of Appeal affirmed the ITC’s orders and on November 28, 2011, the U.S. Supreme Court denied the defendants petition for review, and the ITC decision became final.

The District Court proceedings have recently been revived in California. Pursuant to these proceedings, Tessera may continue to seek an unspecified amount of monetary damages as compensation for alleged infringement of its two packaging patents now expired. The schedule for the proceedings has not yet been fixed.

On December 1, 2010, Rambus Inc. filed a complaint with the ITC against the Company and numerous other parties, asserting that the Company engaged in unfair trade practices by importing certain memory controllers and devices using certain interface technologies that allegedly infringe certain patents owned by Rambus. The complaint seeks an exclusion order to bar importation into the United States of all semiconductor chips that include memory controllers and/or peripheral interfaces that are manufactured, imported, or sold for importation and that infringe any claim of the asserted patents, and all products incorporating the same. The complaint further seeks a cease and desist order directing the Company and other parties to cease and desist from importing, marketing, advertising, demonstrating, sampling, warehousing inventory for distribution, offering for sale, selling, distributing, licensing, or using any semiconductor chips that include memory controllers and/or peripheral interfaces, and products containing such semiconductor chips, that infringe any claim of the asserted patents. On December 29, 2010, the ITC voted to institute an investigation based on Rambus’ complaint. The Company filed its response to the complaint on February 1, 2011. A trial was held before the ITC from October 11, 2011 until October 20, 2011. On March 2, 2012, the ITC issued an Initial Determination ruling that the Company, along with its other co-defendants, did not violate the five patents asserted by Rambus. The ITC’s Final Determination is expected on or before July 5, 2012.

Also on December 1, 2010, Rambus filed a lawsuit against the Company in the U.S. District Court for the Northern District of California alleging infringement of nineteen Rambus patents. On June 13, 2011, the District Court issued an order granting in part and denying in part defendants’ motion to stay the action concerning Rambus patent infringement claims pending completion of the aforementioned ITC proceedings. The case is stayed as to nine of the asserted patents, and moving forward as to the remaining patents. No trial date has yet been set. The Company intends to vigorously defend its position in these matters.

Following a request made in March 2011, the Company has been informed that on February 1, 2012, the President of the Second Chamber of the European Court of Justice issued an order allowing the Company to intervene in a case between Hynix, on the one hand, and the European Commission and Qualcomm on the other hand, seeking annulment of the European Commission decision of December 9, 2009, which made binding certain commitments by Rambus on maximum royalty rates that would be applicable to a license of the patents asserted by Rambus against the Company, should the Company decide to enter into such a license.

On December 4, 2009, the Company received from the International Chamber of Commerce the notification of a request for arbitration filed by NXP Semiconductors Netherlands BV (“NXP”) against the Company, claiming compensation for so called underloading costs of approximately $59 million pursuant to a Manufacturing Services Agreement entered into between NXP and ST-NXP Wireless, at the time of the creation of ST-NXP Wireless, the Company’s wireless semiconductor products joint venture with NXP. During the second quarter of 2011, an arbitration hearing was held in Paris regarding this claim. Final briefs were filed in July 2011 and the Company is expecting the decision from the arbitral panel by the end of March 2012. The Company remains confident in the strength of its legal position regarding this claim.

The pending proceedings which the Company faces involve complex questions of fact and law. The results of legal proceedings are uncertain and material adverse outcomes are possible.

The Company regularly evaluates claims and legal proceedings together with their related probable losses to determine whether they need to be adjusted based on the current information available to the Company. There can be no assurance that its recorded reserves will be sufficient to cover the extent of its potential liabilities. Legal costs associated with claims are expensed as incurred. In the event of litigation which is adversely determined with respect to the Company’s interests, or in the event the Company needs to change its evaluation of a potential third-party claim, based on new evidence or communications, a material adverse effect could impact its operations or financial condition at the time it were to materialize. As of December 31, 2011, provisions for estimated probable losses with respect to legal proceedings were not considered material. The Company estimates possible losses between $10 to $50 million. Additionally, at this time and on the basis of available information, the Company believes that the possible loss contingencies in aggregate, as they can be reasonably estimated, do not represent a material amount to the financial statements as a whole, including results of operations, cash flows and financial position.

In 2006, the EU Commission allowed the modification of the conditions of a grant pertaining to the building, facilitation and equipment of the facility in Catania, Italy (the “M6 Plant”). The Company has received approximately €44 million to date. The M6 Plant and the Contratto di programma have been transferred to Numonyx.

On September 13, 2011, a monitoring of M6 investment and the related benefits was launched by the European Commission, requesting information about the status and the ownership of the benefits of the M6 investment during the period 2001-2006. The Italian authorities provided detailed feedback on October 7, 2011, including the history of the investment made and the motivation of the state aid granted. The European Commission requested further information from the Italian authorities on January 19, 2012, about the formal interpretation related to the definition of “investment activation” and its application to the M6 case. In the event of an adverse determination by the European Commission, the Company could be required to refund all or a portion of the public funding previously received in connection with the M6 Plant. The Company believes it has fulfilled all requirements associated with the grants.

Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2011
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24.1 Financial risk factors

The Company is exposed to changes in financial market conditions in the normal course of business due to its operations in different foreign currencies and its ongoing investing and financing activities. The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The Company uses derivative financial instruments to hedge certain risk exposures.

Risk management is carried out by a central treasury department (Corporate Treasury). Simultaneously, a Treasury Committee, chaired by the CFO, steers treasury activities and ensures compliance with corporate policies approved by the Board of Directors. Treasury activities are thus regulated by the Company’s policies, which define procedures, objectives and controls. The policies focus on the management of financial risk in terms of exposure to market risk, credit risk and liquidity risk. Treasury controls are subject to internal audits. Most treasury activities are centralized, with any local treasury activities subject to oversight from head treasury office. Corporate Treasury identifies, evaluates and hedges financial risks in close cooperation with the Company’s operating units. It provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, price risk, credit risk, use of derivative financial instruments, and investments of excess liquidity. The majority of cash and cash equivalents is held in U.S. dollars and Euros and is placed with financial institutions rated at least a single “A” long term rating from two of the major rating agencies, meaning at least A3 from Moody’s Investor Service and A- from Standard & Poor’s and Fitch Ratings. In the current economic environment, with the ongoing sovereign debt and financial crisis, these ratings are closely and continuously monitored in order to manage exposure of the counterparty’s risk of both financial institutions and sovereign debt. Marginal amounts are held in other currencies. Hedging transactions are performed only to hedge exposures deriving from operating, investing and financing activities conducted in the normal course of business.

Market risk

Foreign exchange risk

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates, primarily with respect to the Euro. Foreign exchange risk mainly arises from recognized assets and liabilities at the Company’s subsidiaries and future commercial transactions.

Management has set up a policy to require the Company’s subsidiaries to hedge their entire foreign exchange risk exposure with the Company through financial instruments transacted or overseen by Corporate Treasury. To manage their foreign exchange risk arising from foreign-currency-denominated assets and liabilities, entities in the Company use forward contracts and purchased currency options. Foreign exchange risk arises when recognized assets and liabilities are denominated in a currency that is not the entity’s functional currency. These instruments do not qualify as hedging instruments for accounting purposes. Forward contracts and currency options, including collars, are also used by the Company to reduce its exposure to U.S. dollar fluctuations in Euro-denominated forecasted intercompany transactions that cover a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Swedish-krona denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses. The derivative instruments used to hedge these forecasted transactions meet the criteria for designation as cash flow hedge. The hedged forecasted transactions are all highly probable of occurrence for hedge accounting purposes.

It is the Company’s policy to have the foreign exchange exposures in all the currencies hedged month by month against the monthly standard rate. At each month end, the forecasted flows for the coming month are hedged together with the fixing of the new standard rate. For this reason the hedging transactions will have an exchange rate very close to the standard rate at which the forecasted flows will be recorded on the following month. As such, the foreign exchange exposure of the Company, which consists in the balance sheet positions and other contractually agreed transactions, is always equivalent to zero and any movement in the foreign exchange rates will not therefore influence the exchange effect on items of the consolidated statement of income. Any discrepancy from the forecasted values and the actual results is constantly monitored and prompt actions are taken, if needed.

Derivative Instruments Not Designated as a Hedge

As described above, the Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies in the Company’s subsidiaries. These include receivables from international sales by various subsidiaries, payables for foreign currency-denominated purchases and certain other assets and liabilities arising from intercompany transactions.

The notional amount of these financial instruments totaled $517 million, $874 million and $717 million at December 31, 2011, 2010 and 2009, respectively. The principal currencies covered are the Euro, the Singapore dollar, the Japanese yen, the Swiss franc, the Swedish krona, the British pound and the Malaysian ringgit.

The risk of loss associated with forward contracts is equal to the exchange rate differential from the time the contract is entered into until the time it is settled. The risk of loss associated with purchased currency options is equal to the premium paid when the option is not exercised.

Foreign currency forward contracts and currency options not designated as cash flow hedge outstanding as of December 31, 2011 have remaining terms of 2 days to 6 months, maturing on average after 20 days.

Derivative Instruments Designated as a Hedge

To further reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges through the use of currency forward contracts and currency options, including collars, certain Euro-denominated forecasted intercompany transactions that cover at year-end a large part of its research and development, selling, general and administrative expenses, as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Swedish-krona denominated forecasted transactions that cover at reporting date a large part of research and development expenses.

The principles regulating the hedging strategy for derivatives designated as cash flow hedge are established as follows: (i) for R&D and corporate costs, up to 80% of the total forecasted transactions; (ii) for manufacturing costs, up to 70% of the total forecasted transactions. The maximum length of time over which the Company hedges its exposure to the variability of cash flows for forecasted transactions is 24 months.

For the year ended December 31, 2011 the Company recorded a reduction in cost of sales and operating expenses of $65 million and $52 million, respectively, related to the realized gain incurred on such hedged transactions. For the year ended December 31, 2010 the Company recorded an increase in cost of sales and operating expenses of $37 million and $42 million, respectively, related to the realized loss incurred on such hedged transactions. For the year ended December 31, 2009 the Company recorded a reduction in cost of sales and operating expenses of $29 million and $42 million, respectively, related to the realized gain incurred on such hedged transactions. No significant ineffective portion of the hedge was recorded on the line “Other income and expenses, net” of the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009.

The notional amount of foreign currency forward contracts and currency options, including collars, designated as cash flow hedge totaled $1,759, $1,850 and $1,354 million at December 31, 2011, 2010 and 2009, respectively. The forecasted transactions hedged at December 31, 2011 were determined to have a high probability of occurring.

As of December 31, 2011, $71 million of deferred losses on derivative instruments, before deferred tax of $9 million, included in “Accumulated other comprehensive income/(loss)” were expected to be reclassified as earnings during the next 12 months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income/(loss)” in the consolidated statement of equity. As of December 31, 2010, $38 million of deferred gains on derivative instruments, net of tax of $1 million, included in “Accumulated other comprehensive income/(loss)” were expected to be reclassified as earnings during the next 24 months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income/(loss)” in the consolidated statement of equity. Foreign currency forward contracts, currency options and collars designated as cash flow hedge outstanding as of December 31, 2011 have remaining terms of 3 days to 11 months, maturing on average after 120 days.

As at December 31, 2011, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Swedish-krona denominated forecasted intercompany transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	283	309
Currency options	15	24
Collars	222	419

In millions of Swedish-krona	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	782	—

Cash flow and fair value interest rate risk

The Company’s interest rate risk arises from long-term borrowings. Borrowings issued at variable rates expose the Company to cash flow interest rate risk. Borrowings issued at fixed rates expose the Company to fair value interest rate risk.

The Company analyses its interest rate exposure on a dynamic basis. Various scenarios are simulated taking into consideration refinancing, renewal of existing positions, alternative financing and hedging. Since all the liquidity of the Company is invested in floating rate instruments, the Company’s interest rate risk arises from the mismatch of fixed rate liabilities and floating rate liquid assets.

In 2006, the Company entered into cancellable swaps with a combined notional value of $200 million to hedge the fair value of a portion of the convertible bonds due 2016 carrying a fixed interest rate. The cancellable swaps converted the fixed rate interest expense recorded on the convertible bond due 2016 to a variable interest rate based upon adjusted Libor. Until November 2008 the cancellable swaps met the criteria for designation as a fair value hedge and, as such, both the swaps and the hedged portion of the bonds were reflected at their fair values in the consolidated balance sheets. The Company determined that the swaps had been no longer effective at offsetting changes in the fair value of the hedged bonds since November 1, 2008 and the fair value hedge relationship was consequently discontinued on that date. The cancellable swaps were thus accounted for as held-for-trading financial assets. The swaps were unwound in 2009, which generated a non-operating loss of $8 million reported on the line “Gain (loss) on financial instruments, net” of the consolidated statement of income for the year ended December 31, 2009, and proceeds totaling $26 million in the consolidated statement of cash flows for the twelve months of 2009, reported on the line “Disposal of financial instruments”.

Price risk

As part of its ongoing investing activities, the Company may be exposed to equity security price risk for investments in public entities classified as available-for-sale, as described in Note 2.22. In order to hedge the exposure to this market risk, the Company may enter into certain derivative hedging transactions. In the first quarter of 2010, the Company purchased a put option in order to hedge a potential equity position in an unaffiliated company, for a total notional amount of 10 million shares. The put option did not meet at that time the criteria for designation as a hedging instrument and was consequently classified as a held-for-trading financial asset in the first quarter of 2010. The Company reported on that period an unrealized loss amounting to $6 million on the line “Gain (loss) on financial instruments, net” in the consolidated statement of income. On April 6, 2010, the Company entered into a written call option, with a notional amount of 5 million shares, to be combined with the existing purchased put in order to structure a zero-cost collar as a single hedging instrument of the highly probable forecasted sale of Micron shares received upon the sale of Numonyx equity-method investment as described in Note 3. From inception of the hedging relationship and on an on-going basis until November 30, 2010, the combined options qualified for cash flow hedge accounting. As a result, the change in fair value of the hedging instrument was reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statement of changes in equity. Since the critical terms of the structured collar matched the critical terms of the hedged transaction, no ineffectiveness was reported in earnings. Effectiveness was measured on the full fair value of the combined options. During the fourth quarter of 2010, the Company sold the underlying hedged 10,000,000 Micron shares and simultaneously unwound the purchased put and written call composing the collar. Total proceeds from the unwinding of the derivative instruments amounted to $5 million, which generated a non-operating gain of $4 million reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2010. The impact of the sale of Micron shares is described in Note 3.

In addition to the combined options as described above, the Company entered in April 2010 into three contingent zero-cost collars to hedge forecasted sales of Micron shares for a total notional amount of approximately 40 million shares. The hedged forecasted sales were assessed to be highly probable transactions, from inception of the hedge and on an on-going basis, and the hedging transaction qualified for cash flow hedge. The contingency premium paid on these instruments, which totaled $9 million, was excluded from effectiveness measurement and recorded immediately in the consolidated statement of income on the line “Gain (loss) on financial instruments, net”. In December 2010, the Company decided to discontinue one of the three collars and simultaneously sold the underlying hedged 20,000,000 Micron shares. Total proceeds from the unwinding of the collar amounted to $16 million, which generated a non-operating gain of the same amount reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2010. The remaining two zero-cost collars, for a total notional amount of 20,056,131 shares, were not discontinued and still qualified for cash flow hedge accounting as at December 31, 2010. The cumulative change in fair value of the collars, which amounted to $27 million, was reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statement of changes in equity as at December 31, 2010. In 2011, the Company decided to discontinue the hedging instruments and simultaneously sold the underlying shares. Proceeds from the unwinding of the collars totaled $6 million, which generated a non-operating gain of the same amount reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2011. The impact of the sale of Micron shares is described in Note 3.

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2011 and December 31, 2010 is presented in the table below:

In millions of U.S. dollars	As at December 31, 2011		As at December 31, 2010
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	—	Other receivables and assets	46
Currency collars	Other receivables and assets	1	Other receivables and assets	—
Currency collars	Other investments and other non-current assets	—	Other investments and other non-current assets	6
Contingent zero-cost collars	Other receivables and assets	—	Other receivables and assets	27

Total derivatives designated as a hedge		1		79

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	1	Other receivables and assets	12

Total derivatives not designated as a hedge:		1		12

Total Derivatives		2		91

In millions of U.S. dollars	As at December 31, 2011		As at December 31, 2010
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(39)	Other payables and accrued liabilities	(8)
Currency collars	Other payables and accrued liabilities	(29)	Other payables and accrued liabilities	(2)

Total derivatives designated as a hedge		(68)		(10)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(7)	Other payables and accrued liabilities	(1)

Total derivatives not designated as a hedge:		(7)		(1)

Total Derivatives		(75)		(11)

The effect on the consolidated statements of income for the year ended December 31, 2011 and December 31, 2010 and on the Other comprehensive income (“OCI”) as reported in the statements of changes in equity as at December 31, 2011 and December 31, 2010 of derivative instruments designated as cash flow hedge is presented in the table below:

In millions of U.S. dollars	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2011	December 31, 2010		December 31, 2011	December 31, 2010
Foreign exchange forward contracts	(16)	19	Cost of sales	67	(31)
Foreign exchange forward contracts	(2)	3	Selling, general and administrative	8	(6)
Foreign exchange forward contracts	(20)	16	Research and development	45	(32)
Currency options	(2)	(1)	Cost of sales	(3)	(6)
Currency options	—	—	Selling, general and administrative	—	(1)
Currency options	(1)	(1)	Research and development	(1)	(3)
Currency collars	(19)	—	Cost of sales	1	—
Currency collars	(3)	—	Selling, general and administrative	—	—
Currency collars	(8)	2	Research and development	—	—
Combined options	—	—	Gain (loss) on financial instruments, net	—	4
Contingent zero-cost collars	—	27	Gain (loss) on financial instruments, net	6	16
Total	(71)	65		123	(59)

No significant ineffective portion of the cash flow hedge relationships was recorded in earnings for the years ended December 31, 2011 and December 31, 2010. No amount was excluded from effectiveness measurement on foreign exchange forward contracts, currency options and collars. For contingent zero-cost collars, the $9 million contingency premium was excluded from hedge effectiveness measurement and, as described above, was immediately recorded on the line “Gain (loss) on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2010.

The effect on the consolidated statements of income for the year ended December 31, 2011 and December 31, 2010 of derivative instruments not designated as a hedge is presented in the table below:

In millions of U.S. dollars	Location of gain recognized in earnings	Gain (loss) recognized in earnings
		December 31, 2011	December 31, 2010
Foreign exchange forward contracts	Other income and expenses, net	31	(41)
Total		31	(41)

The Company did not enter into any derivative containing significant credit-risk-related contingent features.

Credit risk

The Company selects banks and/or financial institutions that operate with the group based on the criteria of long term rating from at least two major Rating Agencies and keeping a maximum outstanding amount per instrument with each bank group not to exceed 20% of the total. This percentage has been reviewed since 2007 to cope with the ongoing financial crisis and always been kept at a maximum of 15% for major counterparty banks with high capitalization. Due to the concentration of part of its operations in Europe, primarily in France and in Italy, the Company assessed in 2011 the level of direct and indirect exposures to the sovereign debt crisis in the Euro zone. The analysis focused on cash and cash equivalents, loans and receivables, deferred tax assets and other financial assets held in European countries experiencing significant economic, fiscal or political strains that increase the likelihood of default. To identify the countries at risk, the Company considered recent economic developments, such as credit downgrades, widening credit spreads and public deficit reduction plans and the impact such developments could have on the Company’s financial position, results of operations, liquidity, and capital resources. The assessment also aimed at identifying indirect exposures to the current economic environment in the Euro zone, such as concentrations of cash and financial instruments with financial institutions highly exposed to the sovereign debt crisis. The Company concluded that the situation in the Euro zone was in evolution but that no factors indicated a high level of credit risk exposure due to a sovereign default in the short term.

The Company monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. If certain customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, risk control assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal and external ratings in accordance with limits set by management. The utilization of credit limits is regularly monitored. Sales to customers are primarily settled in cash. At December 31, 2011 and 2010, one customer, the Nokia Group of companies, represented 11.3% and 14.8% of trade accounts receivable, net respectively. Any remaining concentrations of credit risk with respect to trade receivables are limited due to the large number of customers and their dispersion across many geographic areas.

Liquidity risk

Prudent liquidity risk management includes maintaining sufficient cash and cash equivalents, short-term deposits and marketable securities, the availability of funding from committed credit facilities and the ability to close out market positions. The Company’s objective is to maintain a significant cash position and a low debt-to-equity ratio, which ensure adequate financial flexibility. Liquidity management policy is to finance the Company’s investments with net cash provided from operating activities.

Management monitors rolling forecasts of the Company’s liquidity reserve on the basis of expected cash flows.

24.2 Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to create value for shareholders and benefits and returns for other stakeholders, as to maintain an optimal capital structure. In order to maintain or adjust the capital structure, the Company may review the amount of dividends paid to shareholders, return capital to shareholders, or issue new shares.

Consistent with others in the industry, the Company monitors capital on the basis of the debt-to-equity ratio. This ratio is calculated as the net financial position of the Company, defined as the difference between total cash position (cash and cash equivalents, marketable securities — current and non-current-, short-term deposits and non-current restricted cash, if any) net of total financial debt (bank overdrafts, if any, short-term borrowings and current portion of long-term debt as well as long-term debt), divided by total parent company shareholders’ equity.

24.3 Fair value measurement

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. The quoted market price used for financial assets held by the Company is the bid price. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using significant assumptions and estimates. In measuring fair value, the Company makes maximum use of market inputs and relies as little as possible on entity-specific inputs.

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2011:

		Fair Value Measurements using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	100	100	—	—
Debt securities issued by foreign governments	81	81	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	5	—	5	—
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	93	93	—	—
Euro-denominated Fixed rate debt securities issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	107	107	—	—
Equity securities classified as available-for-sale	9	9	—	—
Equity securities held-for-trading	7	7	—	—
Derivative instruments designated as cash flow hedge	(67)	—	(67)	—
Derivative instruments not designated as a hedge	(6)	—	(6)	—
Total	356	424	(68)	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2010:

		Fair Value Measurements using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	350	350	—	—
Debt securities issued by foreign governments	213	213	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	10	—	—	10
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	118	118	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	200	200	—	—
Auction Rate Securities	72	—	—	72
Micron shares classified as available-for-sale	161	161	—	—
Other equity securities classified as available-for-sale	11	11	—	—
Equity securities held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	69	—	69	—
Derivative instruments not designated as a hedge	11	—	11	—
Total	1,223	1,061	80	82

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	82
Other-than-temporary impairment charge on Senior debt Floating Rate Notes issued by Lehman Brothers included in earnings on the line “Other-than temporary impairment charge in financial assets”	(5)
Transfer of Senior debt Floating Rate Notes issued by Lehman Brothers to Level 2 fair value hierarchy	(5)
Settlement on Auction Rate Securities	(72)

December 31, 2011	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	226
Change in fair value of Auction Rate Securities	30
Paid-in-kind interest on Numonyx subordinated notes	5
Change in fair value on Numonyx subordinated notes — pre-tax	2
Extinguishment of Numonyx subordinated notes	(180)
Currency translation adjustment	(1)

December 31, 2010	82

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2011:

		Fair Value Measurements using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Cost-method investments	27	—	—	27
Assets held for sale	28	—	28	—
Total	55	—	28	27

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2010:

		Fair Value Measurements using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Cost-method investments	28	—	—	28
Assets held for sale	28	—	28	—
Total	56	—	28	28

The assets held for sale are reported at the lower of their net book value and fair value less costs to sell. Fair value is determined by estimates provided by brokers based on past sales of similar assets.

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	28
Currency translation adjustment	(1)

December 31, 2011	27

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

No portion of the aggregate carrying amount of cost method investors was evaluated for impairment in 2011, since there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the related investments.

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	222
Other-than-temporary impairment on cost-method investments	(1)
Equity share in Numonyx earnings	14
Numonyx divestiture	(207)

December 31, 2010	28

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(1)

The following table includes additional fair value information on other financial assets and liabilities recorded at amortized cost as at December 31, 2011:

	2011		2010
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
In millions of U.S. dollars
Long-term debt
— Bank loans (including current portion)	485	485	592	591
— Senior Bonds	453	452	569	566
— Convertible debt	221	218	534	528
Total	1,159	1,155	1,695	1,685

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2011.

	December 31, 2011
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	79	—	147	(6)	226	(6)

Total	79	—	147	(6)	226	(6)

The table below details securities that were in an unrealized loss position as at December 31, 2010. The securities are segregated by investment type and the length of time that the individual securities had been in a continuous unrealized loss position as of December 31, 2010.

	December 31, 2010
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	—	—	317	(5)	317	(5)
Micron shares classified as available-for-sale	161	(15)	—	—	161	(15)

Total	161	(15)	317	(5)	478	(20)

The methodologies used to estimate fair value are as follows:

Debt securities classified as available-for-sale

The fair value of floating rate notes and government bonds is estimated based upon quoted market prices for identical instruments. For Lehman Brothers senior unsecured bonds, fair value measurement was reassessed in 2008 from a Level 1 fair value measurement hierarchy to a Level 3 following the Lehman Brothers’ Chapter 11 filing. Fair value measurement for these debt securities relied until December 31, 2010 on information received from a major credit rating entity based on historical recovery rates. In 2011, new information was publicly released about the Lehman Brothers Holding Inc. liquidation process, the announcement by Lehman Brothers Holding Inc. that it would seek approval of its reorganization plan and recent settlement negotiations between large bondholders and the liquidators. Based on these new facts and circumstances, the Company reassessed fair value measurement from a Level 3 fair value measurement hierarchy to a Level 2. The fair value of Lehman Brothers Senior debt floating rate notes is now based on expected recovery rates from the proposed reorganization plan, as reflected by values observed on open markets.

Foreign exchange forward contracts, currency options and collars

The fair value of these instruments is estimated based upon quoted market prices for similar instruments.

Equity securities classified as available-for-sale

The fair value of these instruments is estimated based upon market prices for the same or similar instruments. For shares on which a sale restriction is attached, the market price is discounted in order to reflect such restriction.

Equity securities held-for-trading

The fair value of these instruments is estimated based upon quoted market prices for the same instruments.

Equity securities carried at cost

The non-recurring fair value measurement is based on the valuation of the underlying investments on a new round of third party financing or upon liquidation.

Long-term debt and current portion of long-term debt

The fair value of long-term debt was determined based on quoted market prices, and by estimating future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company’s incremental borrowing rates for similar types of borrowing arrangements.

Cash and cash equivalents, accounts receivable, bank overdrafts, short-term borrowings, and accounts payable

The carrying amounts reflected in the consolidated financial statements are reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

25. RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2011	December 31, 2010	December 31, 2009
Sales & other services	269	322	356
Research and development expenses	(235)	(206)	(201)
Other purchases	(60)	(94)	(167)
Accounts receivable	54	53	58
Accounts payable	42	63	60

For the years ended December 31, 2011, December 31, 2010 and 2009, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the Company perform similar policymaking functions. These include, but are not limited to: Areva, France Telecom Orange, Finmeccanica, Cassa Depositi e Prestiti, Flextronics, Oracle and Technicolor. The related party transactions presented in the table above also include transactions between the Company and its equity-method investments as listed in Note 11.

Since the formation of ST-Ericsson, the Company purchases R&D services from ST-Ericsson AT SA (“JVD”), a significant equity-method investment of the Company. For the year ended December 31, 2011 and 2010, the total R&D services purchased from ST-Ericsson AT SA amounted to $194 million and $136 million respectively and outstanding trade payables amounted to $23 million and $21 million respectively.

The Company contributed cash amounts totalling $1 million, for the years ended December 31, 2011 and 2010, respectively, and made no contribution in 2009 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission. Certain members of the Foundation’s Board are senior members of the Company’s management.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

26. SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to its business as a whole, the Subsystems business area does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance. All the financial values related to Subsystems including net revenues and related costs, are reported in the segment “Others”.

The organization existing in 2009 was as follows:

•	Automotive Consumer Computer and Communication Infrastructure (“ACCI”), comprised of four product lines:

•	Automotive Products Group (“APG”);

•	Computer and Communication Infrastructure (“CCI”);

•	Home Entertainment & Displays (“HED”); and

•	Imaging (“IMG”, starting January 1, 2009).

•	Industrial and Multisegment Sector (“IMS”), comprised of:

•	Analog, Power and Micro-Electro-Mechanical Systems (“APM”); and

•	Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”).

•

Starting February 3, 2009, as a consequence of the merger of ST-NXP Wireless and Ericsson Mobile Platforms to create ST-Ericsson with Ericsson, the Wireless sector (“Wireless”) had been adjusted and was comprised of:

•	Wireless Multi Media (“WMM”);

•	Connectivity & Peripherals (“C&P”);

•	Cellular Systems (“CS”);

•	Mobile Platforms (“MP”);

in which, since February 3, 2009, the Company reports the portion of sales and operating results of ST-Ericsson as consolidated in the Company’s revenue and operating results, and

•	Other Wireless, in which the Company reports manufacturing margin, R&D revenues and other items related to the wireless business but outside the ST-Ericsson JVS.

Starting January 1, 2010, there was a new organizational change within the Wireless sector, which was starting from then comprised of the following lines:

•	2G, EDGE TD-SCDMA & Connectivity;

•	3G Multimedia & Platforms;

•	LTE & 3G Modem Solutions;

in which the Company reports the portion of sales and operating results of ST-Ericsson as consolidated in the Company’s revenue and operating results, and

•	Other Wireless, in which the Company reports manufacturing margin, R&D revenues and other items related to the wireless business but outside the ST-Ericsson JVS.

As of January 1, 2011, the Company changed the segment organization structure. The current organization is as follows:

•	Automotive, Consumer, Computer and Communication Infrastructure (“ACCI”), comprised of:

•	Automotive Products Group (“APG”);

•	Computer and Communication Infrastructure (“CCI”);

•	Home Entertainment & Displays (“HED”); and

•	Imaging (“IMG”).

•	Analog, MEMS and Microcontrollers (“AMM”), comprised of:

•	Analog Products and Micro-Electro-Mechanical Systems (“Analog & MEMS”); and

•	Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”).

•	Power Discrete Products (“PDP”), comprised of:

•	Rectifiers, Thyristors & Triacs, Protection, Integrated Passive Active Devices (IPADs) and Transistors.

•	Wireless, comprised of:

•	Entry Solutions and Connectivity (“ESC”) (former “2G, EDGE TD-SCDMA & Connectivity”);

•	Smartphone and Tablet Solutions (“STS”) (former “3G Multimedia & Platforms”);

•

Modems (“MOD”) (former “LTE & 3G Modem Solutions”) in which, since February 3, 2009, the Company reports the portion of sales and operating results of ST-Ericsson JVS as consolidated in the Company’s revenue and operating results; and

•	Other Wireless, in which the Company reports other revenues, gross margin and other items related to the Wireless business outside the ST-Ericsson JVS.

In 2011, the Company has restated its results from prior periods for illustrative comparisons of its performance by product segment due to the Industrial and Multisegment Sector (“IMS”) now being tracked in two separate segments (“AMM” and “PDP”). Moreover, following the transfer of a small business unit from ACCI to AMM, the Company has reclassified the prior period’s revenues and operating income results of ACCI and AMM. The preparation of segment information according to the new segment structure requires management to make significant estimates, assumptions and judgments in determining the operating income of the segments for the prior reporting periods. The Company believes that the restated 2010 and 2009 presentation is consistent with 2011 and is using these comparatives when managing its segments.

The Company’s principal investment and resource allocation decisions in the Semiconductor business area are for expenditures on research and development and capital investments in front-end and back-end manufacturing facilities. These decisions are not made by product segments, but on the basis of the Semiconductor Business area. All these product segments share common research and development for process technology and manufacturing capacity for most of their products.

The following tables present the Company’s consolidated net revenues and consolidated operating income by semiconductor product segment. For the computation of the Groups’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a significant part of research and development expenses. Additionally, in compliance with the Company’s internal policies, certain cost items are not charged to the segments, including unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, phase-out and start-up costs of certain manufacturing facilities, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses, other non-recurrent purchase accounting items and certain other miscellaneous charges.

Net revenues by product segment:

	December 31, 2011	December 31, 2010	December 31, 2009
In millions of U.S dollars
Net revenues by product segment:
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	4,030	4,086	3,093
Analog, MEMS and Microcontrollers (“AMM”)	2,864	2,663	1,797
Power Discrete Products (“PDP”)	1,240	1,319	949
Wireless	1,552	2,219	2,585
Others (1)	49	59	86

Total consolidated net revenues	9,735	10,346	8,510

(1)	Includes revenues from sales of subsystems, sales of materials and other products not allocated to product segments.

Net revenues by product segment and by product line:

	December 31, 2011	December 31, 2010	December 31, 2009
In millions of U.S dollars
Net revenues by product lines:
Automotive Products Group (“APG”)	1,678	1,420	1,005
Computer and Communication Infrastructure (“CCI”)	958	1,125	932
Home Entertainment & Displays (“HED”)	746	923	728
Imaging (“IMG”)	615	569	417
Others	33	49	11
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	4,030	4,086	3,093
Analog and Micro-Electro-Mechanical Systems (“Analog & MEMS”)	1,686	1,478	997
Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”)	1,175	1,181	798
Others	3	4	2
Analog, MEMS and Microcontrollers (“AMM”)	2,864	2,663	1,797
Power Discrete Products (“PDP”)	1,240	1,319	949
Entry Solutions and Connectivity (“ESC”)	778	956	1,027
Smartphone and Tablet Solutions (“STS”)	657	1,223	1,529
Modems (“MOD”)	115	35	18
Others	2	5	11
Wireless	1,552	2,219	2,585
Others	49	59	86
Total consolidated net revenues	9,735	10,346	8,510

Operating income (loss) by product segment:

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	360	410	(62)
Analog, MEMS and Microcontrollers (“AMM”)	581	502	44
Power Discrete Products (“PDP”)	139	179	40
Wireless	(812)	(483)	(356)

Total operating income (loss) of product segments	268	608	(334)
Others (1)	(222)	(132)	(689)

Total consolidated operating income (loss)	46	476	(1,023)

(1)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, start up costs and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs and other non-recurrent purchase accounting items, certain corporate level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group.

Reconciliation to consolidated operating income (loss):

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
Total operating income (loss) of product segments	268	608	(334)
Strategic R&D, other R&D programs and R&D funding	(13)	(18)	(22)
Phase-out and start-up costs	(8)	(15)	(39)
Impairment & restructuring charges	(75)	(104)	(291)
Unused capacity charges	(149)	(3)	(322)
Other non-allocated provisions (1)	23	8	(15)
Total operating loss Others (2)	(222)	(132)	(689)
Total consolidated operating income (loss)	46	476	(1,023)

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
(2)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, start-up and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs and other non-recurrent purchase accounting items, certain corporate level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group. The following is a summary of operations by entities located within the indicated geographic areas for 2011, 2010 and 2009. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
The Netherlands	1,928	1,863	1,553
France	172	174	139
Italy	157	149	121
USA	1,120	1,109	798
Singapore	4,945	5,939	4,697
Japan	497	436	300
Other countries	916	676	902

Total	9,735	10,346	8,510

Long-lived assets

In millions of U.S dollars	December 31, 2011	December 31, 2010
The Netherlands	124	17
France	1,469	1,646
Italy	812	783
Other European countries	200	237
USA	17	37
Singapore	552	552
Malaysia	303	298
Other countries	443	476

Total	3,920	4,046

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency — millions of U.S. dollars)
2011
Inventories	50		103	(93)	60
Accounts Receivable	17		1	(3)	15
Deferred Tax Assets	1,396	(11)	138	(9)	1,514

2010
Inventories	50		67	(67)	50
Accounts Receivable	19		1	(3)	17
Deferred Tax Assets	1,337	(13)	81	(9)	1,396

2009
Inventories	72		102	(124)	50
Accounts Receivable	25		2	(8)	19
Deferred Tax Assets	1,283	6	79	(31)	1,337

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Principles of consolidation

2.1 — Principles of consolidation

The consolidated financial statements of the Company have been prepared in conformity with U.S. GAAP. The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation. In compliance with U.S. GAAP guidance, the Company assesses for consolidation any entity identified as a Variable Interest Entity (“VIE”) and consolidates any VIEs, for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

Use of Estimates

2.2 — Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	determination of the best estimate of the selling price for deliverables in multiple element sale arrangements,

•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	provisions for litigation and claims and recognition and measurement of loss contingencies,

•

valuation at fair value of assets acquired in a business combination, including intangibles, goodwill, investments and tangible assets, as well as the impairment of their related carrying values, and valuation at fair value of assumed liabilities,

•	annual and trigger based impairment review of goodwill and intangible assets, as well as an assessment, in each reporting period, of events, which could trigger interim impairment testing,

•	estimated value of the consideration to be received and used as fair value for asset groups classified as assets to be disposed of by sale and the assessment of probability of realizing the sale,

•	determination of fair value on nonmonetary exchanges of assets,

•	assessment of credit losses and other-than-temporary impairment charges on financial assets,

•	valuation of noncontrolling interest and repurchase of remaining interest on certain investments,

•	restructuring charges,

•	assumptions used in calculating pension obligations, and

•

determination of the amount of taxes expected to be paid and tax benefit expected to be received, including deferred income tax assets and valuation allowances, and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends and latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations, cash flows and financial position could be significantly affected.

Foreign currency

2.3 — Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, labor costs are concentrated primarily in the countries of the Euro zone.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are translated into the functional currency using the period average exchange rate. Foreign exchange gains and losses resulting from the translation at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries which functional currency is different from the U.S. dollar are translated into the U.S. dollar reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated at the closing rate as of the balance sheet date;

(b)	income and expenses for each consolidated statement of income presented are translated at the monthly average exchange rate;

(c)	all the other resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity.

Cash and cash equivalents

2.4 — Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits with external financial institutions with an original maturity of ninety days or less that are readily convertible in cash. Cash and cash equivalents include money market deposits as they are highly liquid investments. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

Trade accounts receivable

2.5 — Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business. They are recognized at their billing value, net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records a provision accordingly. Additionally, the Company is required to evaluate its customers’ financial condition periodically and records a provision for any specific account the Company estimates as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivables.

In the event of sales of receivables such as factoring, the Company derecognizes the receivables and accounts for them as a sale only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

Inventories

2.6 — Inventories

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales. Market value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses and cost of completion.

The Company performs, on a continuous basis, inventory write-offs of products, which have the characteristics of slow-moving, old production date and technical obsolescence. Additionally, the Company evaluates its product inventory to identify obsolete or slow-selling stock and records a specific provision if the Company estimates the inventory will eventually become obsolete. Provisions for obsolescence are estimated for excess uncommitted inventory based on the previous quarter sales, order backlog and production plans.

Current and deferred income tax

2.7 — Current and deferred income tax

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the benefit expected to be received related to the current year income or loss in each individual tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit and loss. Deferred income tax is determined using tax rates and laws that are enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized in earnings in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

There is no tax impact on distributed earnings related to investments in foreign subsidiaries and corporate joint ventures. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset and do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded in equity on the line “Capital surplus” on the consolidated statements of changes in equity. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated financial statements. The Company writes off the deferred tax asset at the level of the actual tax deduction by charging first capital surplus to the extent of the pool of windfall benefits available from prior years, and then earnings. When the settlement of an award results in a net operating loss (“NOL”) carryforward, or increase of existing NOLs, the excess tax benefit and the corresponding credit to capital surplus is not recorded until the deduction reduces income tax payable.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The recognition threshold in step one permits the benefit from an uncertain tax position to be recognized only if it is more likely than not, or 50 percent assured, that the tax position will be sustained upon examination by the taxing authorities. In case of a sustainability threshold in step one higher than 50 percent, the Company must perform a second step in order to measure the amount of recognizable tax benefit, net of any liability for tax uncertainties. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority. The Company classifies accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income. Uncertain tax positions, unrecognized tax benefits and related accrued interest and penalties are further described in Note 21.

Assets held for sale

2.8 — Assets held for sale

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The assets are classified as assets to be disposed of by sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Assets classified as held for sale are reported as current assets at the lower of their carrying amount and fair value less costs to sell. Costs to sell include incremental direct costs to transact the sale that would not have been incurred except for the decision to sell. Depreciation is not charged on long-lived assets classified as held-for-sale. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and the fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”. If the long-lived assets no longer meet the held-for-sale model, they are reported as assets held for use and thus reclassified from current assets to the line “Property, plant and equipment, net” in the consolidated balance sheets. The assets are measured at the lower of their fair value at the date of the subsequent decision not to sell and their carrying amount prior to their classification as assets held for sale, adjusted for any depreciation that would have been recognized if the long-lived assets had not been classified as assets held for sale. Any required adjustment to the carrying value of the asset that is reclassified as held and used is recorded in the income statement at the time of the reclassification and reported in the same income statement caption that was used to report adjustments to the carrying value of the asset during the time it was held for sale (line “Impairment, restructuring charges and other related closure costs”).

Business combinations and goodwill

2.9 — Business combinations and goodwill

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

The purchase accounting method applied to all business combinations concluded on or after January 1, 2009, is on the basis of the amended U.S. GAAP purchase accounting guidance. The net of the acquisition-date amount of the identifiable assets acquired, equity instruments issued, and liabilities assumed is measured at fair value on the acquisition date. Any contingent purchase price, and contingent assets and liabilities, are recorded at fair value on the acquisition date, regardless of the likelihood of payment. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) costs are capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level. This impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess. In determining the fair value of a reporting unit, the Company uses a market approach with financial metrics of comparable public companies and estimates the expected discounted future cash flows associated with the reporting unit. Significant management judgments and estimates are used in forecasting the future discounted cash flows, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

Intangible assets with finite useful lives

2.10 — Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and the intangible assets acquired in business combinations recorded at fair value, which include trademarks, technologies and licenses, contractual customer relationships and computer software.

Trademarks and technology licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of trademarks and licenses over the estimated useful lives, which range from 3 to 7 years for licenses and 2 to 3 years for trademarks.

Contractual customer relationships

Contractual customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Contractual customer relationships have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization is calculated using the straight-line method over the expected life of the customer relationships, which ranges from 4 to 12 years.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programs are expensed in the consolidated statements of income as incurred. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortisation on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization.

Property, plant and equipment

2.11 — Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of capital investment funding, accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, minor replacements and repairs are charged to current operations.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held for use might not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates or in the market to which the asset is dedicated, or available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each balance sheet date or when impairment indicators exist.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of the estimated useful life and the lease term unless there is a reasonable certainty that ownership will be obtained by the end of the lease term. The financial liability corresponding to the contractual obligation to proceed to future lease payments is included in long-term debt, as described in Note 2.14. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

Investments

2.12 — Investments

The Company assesses each investment to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

For investments in public companies that have readily determinable fair values and for which the Company does not exercise significant influence, the Company classifies these equity securities as held-for-trading or available-for-sale as described in Note 2.22. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost-method. Under the cost-method of accounting, investments are carried at historical cost and are adjusted only for declines in value. The fair value of a cost method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity-method investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity-method and are initially recognized at cost. Goodwill on equity-method investments is included in the carrying value of the investment and is not individually tested for impairment. Equity-method investments also include entities which the Company determines to be VIEs, as described in Note 2.9, if the Company has the ability to exercise significant influence over the entity’s operations even if the Company owns less than 20% and is not the primary beneficiary. The Company’s share in the result of operations of equity-method investments is recognized in the consolidated statements of income on the line “Earnings (loss) on equity-method investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of changes in equity. The financial statements of the equity-method investments are prepared for the same reporting period as the Company or with a time lag not exceeding three months if the investee cannot issue financial statements within the closing timeframe requirements of the Company. Where necessary, adjustments are made to bring the accounting policies in line with those of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity-method investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity-method investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity-method investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

Provisions

2.13 — Provisions

In determining loss contingencies, the Company considers the likelihood of a loss of an asset or the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued by a charge to income when information available indicates that it is probable that an asset has been impaired or a liability has been incurred and when the amount of the loss can be reasonably estimated.

Long-term debt

2.14 — Long-term debt

(a) Convertible debt

Zero-coupon convertible bonds are recorded at principal amount in long-term debt and are subsequently stated at amortized cost.

Debt issuance costs are reported as non-current assets on the line “Other non-current assets” of the consolidated balance sheets. They are subsequently amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income until the first redemption right of the holder. Outstanding bond amounts are classified in the consolidated balance sheets as “Short-term debt” in the year of the redemption right of the holder.

The Company may from time to time repurchase on an unsolicited basis issued bonds. The gain (loss) on the bonds’ buyback is determined as the difference between the amount paid for the buyback and the carrying amount of the corresponding debt, including related debt issuance costs, at the date of repurchase. The gain (loss) on debt buyback is reported in the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.

(b) Bank loans and senior bonds

Bank loans, including non-convertible senior bonds, are recognized at historical cost, net of transaction costs incurred. They are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income over the period of the borrowings using the effective interest rate method.

As described in Note 2.11, lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment” and recognizes a financial liability corresponding to the contractual obligation to proceed to future lease payments, which is included in long-term debt. Each lease payment is allocated between the debt repayment and interest expense. Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

Employee benefits

2.15 — Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to income over the employees’ expected average remaining working lives. Past-service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past-service costs are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-retirement obligations

The Company provides post-retirement benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees. These obligations are valued annually by independent qualified actuaries.

(c) Termination benefits

Termination benefits are payable when employment is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of the involuntarily termination benefits, the Company distinguishes between one-time termination benefit arrangements and on-going termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event or for a specified future period. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which criteria for communication are not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for at commitment date when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when it is contractually obliged or where there is a past practice that has created a constructive obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants nonvested shares to senior executives, selected employees, members and professionals of the Supervisory Board. The shares are granted for free to employees and at their nominal value for the members and professionals of the Supervisory Board. The awards granted to employees contingently vest upon achieving certain performance conditions and upon completion of an average three-year service period. Shares granted to the Supervisory Board vest unconditionally along the same vesting period as employees but are not forfeited even if the service period is not completed. The Company measures the cost of share-based service awards based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period, usually the vesting period. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings over the vesting period against equity, under “Capital surplus” in the consolidated statements of changes in equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to provide the service condition, and forfeitures following the non-completion of one or more performance conditions.

Liabilities for the Company’s portion of payroll taxes are not accrued for over the vesting period but are recognized at vesting, which is the event triggering the measurement of employee-related social charges, based on the intrinsic value of the share at vesting date, and payment of the social contributions in most of the Company’s local tax jurisdictions.

Share capital

2.16 — Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received net of directly attributable incremental transaction costs and the related income tax effect is included in equity.

Comprehensive income (loss)

2.17 — Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by stockholders and distributions to stockholders. In the accompanying consolidated financial statements, “Accumulated other comprehensive income (loss)” primarily consists of temporary unrealized gains or losses on securities classified as available-for-sale, the unrealized gain (loss) on derivatives designated as cash flow hedge and the impact of recognizing the funded status of defined benefit plans, all net of tax, as well as foreign currency translation adjustments.

Revenue Recognition

2.18 — Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. This usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The ultimate decision to authorize a distributor refund remains fully within the control of the Company. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant move in the current market price. The short outstanding inventory time period, visibility into the standard inventory product pricing (as opposed to certain customized products) and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of revenue at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products are non-conforming, the Company will repair or replace the non-conforming products, or issue a credit or rebate of the purchase price. Quality returns are not related to any technological obsolescence issues and are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company provides for such returns when they are considered as probable and can be reasonably estimated. The Company records the accrued amounts as a reduction of revenue.

The Company’s insurance policy relating to product liability only covers physical damage and other direct damages caused by defective products. The Company does not carry insurance against immaterial non consequential damages. The Company records a provision for warranty costs as a charge against cost of sales, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions limit its liability to the sales value of the products which gave rise to the claims.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or non-standard terms and conditions, which require revenue recognition judgments. Where multiple elements exist in an arrangement, the arrangement is allocated to the different elements based on vendor-specific objective evidence, third party evidence or management’s best estimate of the selling price of the separable deliverables. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Revenues under multiple deliverable arrangements

The Company, from time to time, enters into agreements with multiple deliverables. In 2011, 2010 and 2009, the Company entered into certain agreements related to the licensing of manufacturing processes which include the delivery of a) licenses and process documentation and b) various training and implementation support. In the current agreements, the delivery of each instance of process documentation, as well as the training and support, are considered to be separate units of accounting. The timing of services in these arrangements varies depending on the contractual terms, but revenue is recognized either prorata for short duration service periods, or as the specific services are rendered for longer duration service periods, as appropriate.

As these manufacturing processes are not normally sold by the Company or other similar manufacturers, the valuation is based on best estimates of selling prices for such deliverables. These best estimates are determined by the groups responsible for the negotiation of the agreements and are primarily based on either: a) the total amount of the agreement, assuming that subsequent services are insignificant to the sale of the license and process documentation, b) cash payments to be paid by the customer in advance of delivery prior to incurring related services or training and/or c) information derived from the negotiation process between the Company and the customer. Training and support are valued based on past history of similar services or the group’s determined value based on a cost plus analysis.

The actual past and the expected future revenues for the multiple deliverable arrangements are:

In millions of U.S. dollars	2009	2010	2011	2012	2013
Licenses and process documentation	23	29	56	7	7
Training and support services	1	28	14	6	3

Total Revenues under Multiple Deliverable Arrangements	24	57	70	13	10

Due to the long nature of some of the payments in these agreements, some revenue is deferred until collectability is reasonably assured.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian, other European Union (“EU”) governmental entities and Singapore agencies. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. The Company’s revenue recognition policy, funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, following the enactment of the French Finance Act for 2008, which included several changes to the research tax credit regime (“Crédit Impôt Recherche”), French research tax credits are deemed to be grants in substance. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of research and development expenses. The research tax credits are to be reimbursed in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which could be recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the balance sheets at their discounted net present value. The subsequent accretion of the discount is recorded as non-operating income in “Interest income (expense), net”.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as debt in its consolidated balance sheets.

Advertising costs

2.19 — Advertising costs

Advertising costs are expensed as incurred and are recorded as selling, general and administrative expenses. Advertising expenses for 2011, 2010 and 2009 were $12 million, $11 million and $9 million respectively.

Research and development

2.20 — Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as selling expenses and process engineering, pre-production or process transfer costs which are recorded as cost of sales. Research and development costs are charged to expense as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is recorded as research and development expenses. Research and development expenses are reported net of research tax credits received in the French jurisdiction, as described in Note 2.18.

Start-up and phase-out costs

2.21 — Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or 6-months after the fabrication line’s quality qualification. Start-up costs are included in “Other income and expenses, net” in the consolidated statements of income. Similarly, phase-out costs for facilities during the closing stage are also included in “Other income and expenses, net” in the consolidated statements of income. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial.

Financial assets

2.22 — Financial assets

The Company did not hold at December 31, 2011 and 2010 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: held-for-trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. Unlisted equity securities with no readily determinable fair value are carried at cost, as described in Note 2.12. They are neither classified as held-for-trading nor as available-for-sale.

Purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and financial assets classified as held-for-trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The basis on which the cost of a security sold and the amount reclassified out of accumulated other comprehensive income into earnings is the specific identification method.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. These assumptions and estimates include the use of recent arm’s length transactions; for debt securities without available observable market price, the Company establishes fair value by reference to publicly available indices of securities with the same rating and comparable underlying collaterals or industries’ exposure, which the Company believes approximates the orderly exit value in the current market. In measuring fair value, the Company makes maximum use of market inputs and relies as little as possible on entity-specific inputs.

Held-for-trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.23. Gains and losses arising from changes in the fair value of financial assets not related to operating activities, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in the fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a separate component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity. The cumulative loss or gain is measured as the difference between the value at initial recognition and the current fair value, less any impairment loss on that financial asset previously recognized in earnings.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available-for-sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in equity are reported as a non-operating element on the consolidated statements of income on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors. Only the estimated credit loss amount is recognized currently in earnings on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”, with the remainder of the loss amount recognized in accumulated other comprehensive income (loss). Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments previously recognized in equity are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

Derivative financial instruments and hedging activities

2.23 — Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at their fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as held-for-trading financial assets, as described in Note 2.22.

Derivative financial instruments classified as held-for-trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

Cash Flow Hedge

To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods through the use of currency forward contracts and currency options, including collars. The Company also hedges certain Swedish krona-denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses through the use of currency forward contracts.

As part of its ongoing investing and financing activities, the Company may from time to time enter into certain derivative transactions that are designated and qualify for cash flow hedge. These derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an on-going basis over the duration of the hedge relationship. They are reflected at their fair value in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and, in most cases, a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the gain or loss from the effective portion of the hedge is reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transactions. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance continue to be reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

In order to optimize its hedging strategy, the Company can be required to cease the designation of certain cash flow hedge transactions and enter into a new designated cash flow hedge transaction with the same hedged forecasted transaction but with a new hedging instrument. De-designation and re-designation are formally authorized and limited to the de-designation of purchased currency options with re-designation of the cash flow hedge through subsequent forward contracts when the Euro/U.S. dollar exchange rate is decreasing, the intrinsic value of the option is nil, the hedged transaction is still probable of occurrence and meets at re-designation date all criteria for hedge accounting. At de-designation date, the net derivative gain or loss related to the de-designated cash flow hedge deferred in “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity continues to be reported in net equity. From de-designation date, the change in fair value of the de-designated hedging item is recognized each period in the consolidated statements of income on the line “Other income and expenses, net”, as described in Note 2.22. The net derivative gain or loss related to the de-designated cash flow hedge deferred in net equity is reclassified to earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction.

Recent accounting pronouncements

2.24 — Recent accounting pronouncements

(a)	Accounting pronouncements effective in 2011

In January 2010, the FASB issued new guidance for fair value measurements which requires more robust disclosures regarding (i) different classes of assets and liabilities measured at fair value, (ii) valuation techniques and inputs used, (iii) activities within Level 3 fair value hierarchy measurements (i.e. purchases and sales), and (iv) transfers between Levels 1, 2, and 3 of the fair value hierarchy. Part of the disclosures were effective for the first interim or annual reporting period beginning after December 15, 2009. Additional disclosures for the roll forward of Level 3 assets and liabilities requiring separate disclosures for purchases, sales, issuances and settlements of assets are effective for annual reporting periods beginning after December 15, 2010. The Company adopted the required disclosures of this new guidance as of January 1, 2010 and expanded the additional disclosures described above as at January 1, 2011. These disclosures can be found in Note 24.

In April 2010, the FASB issued amendments to the guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. Revenue can be recognized upon achievement of a milestone in the period in which the milestone is achieved only if the milestone meets all the criteria to be considered as substantive. The amendment is effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. The Company adopted the amended guidance as of January 1, 2011 and such amendment did not have any significant impact on the Company’s financial position and results of operations.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In May 2011, the FASB issued amendment to the guidance on fair value measurement and disclosure requirements in U.S. GAAP. The main changes to current practice are presented hereafter. The new guidance states that the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets. It also prohibits the application of a blockage factor to all fair value measurements. Moreover, an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. The new guidance finally required the disclosure of quantitative information about unobservable inputs used, a description of the valuation process used by the entity and a qualitative discussion about the sensitivity of the measurements. Additionally, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but for which fair value is disclosed. The amendment is effective for interim and annual periods beginning on or after December 15, 2011. The Company will adopt the amendment when effective but the new guidance is not expected to have a significant effect in practice.

In June 2011, the FASB issued new guidance for the presentation of comprehensive income. The new guidance eliminates the current option to report Other Comprehensive Income (“OCI”) and its components in the statements of changes in equity. An entity can elect to present items of net income and other comprehensive income in one continuous statement — referred to as the statement of comprehensive income — or in two separate, but consecutive, statements. Each component of net income and each component of OCI, together with totals for comprehensive income and its two parts, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. These new requirements are effective for public entities as of the beginning of a fiscal year starting after December 15, 2011 and interim and annual periods thereafter, with early adoption permitted, while the requirement to present components of reclassifications of other comprehensive income on the face of the income statement is deferred. The Company will adopt the new guidance when effective and is currently evaluating the presentation method.

In September 2011, the FASB issued new guidance on testing goodwill for impairment. The revised guidance is intended to simplify the goodwill impairment test by providing an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The qualitative assessment consists of determining whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the entity concludes pursuant to this qualitative test that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the entity would be required to conduct the current two-step goodwill impairment test. The revised guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company will adopt the new guidance when effective and is currently evaluating the impact the amended guidance will have on its goodwill impairment testing.

In December 2011, the FASB issued new guidance on disclosures about offsetting assets and liabilities. Entities with balances presented on a net basis in the financial statements shall disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt the new guidance when effective and is currently evaluating the impact the amended guidance will have on its disclosures.

Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of property, plant and equipment useful lives

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

Actual past and expected future revenues for multiple deliverable arrangements

In millions of U.S. dollars	2009	2010	2011	2012	2013
Licenses and process documentation	23	29	56	7	7
Training and support services	1	28	14	6	3

Total Revenues under Multiple Deliverable Arrangements	24	57	70	13	10

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets

In millions of U.S. dollars	December 31, 2010	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available-for-sale marketable securities	Change in fair value recognized in earnings	Realized gain	Foreign exchange result through OCI*	December 31, 2011
Debt securities issued by the U.S. Treasury	350	100	(350)	—	—	—	—	100
Debt securities issued by foreign governments	213	225	(355)	—	—	—	(2)	81
Fixed rate debt securities issued by financial institutions	—	27	—	—	—	—	—	27
Senior debt Floating Rate Notes issued by financial institutions	328	—	(113)	(2)	(5)	—	(3)	205
Auction Rate Securities	72	—	(350)	(45)	—	323	—	—
Equity securities classified as available-for-sale	161	—	(189)	14	14	—	—	—
Total	1,124	352	(1,357)	(33)	9	323	(5)	413

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2009	Purchase	Other increase	Sale	Other decrease	Change in fair value included in OCI* for available-for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2010
Debt securities issued by the U.S. Treasury	340	690	—	(680)	—	—	—	—	350
Debt securities issued by foreign governments	144	410	—	(331)	—	—	—	(10)	213
Senior debt Floating Rate Notes issued by financial institutions	548	—	—	(208)	—	4	(3)	(13)	328
Auction Rate Securities	42	—	—	—	—	30	—	—	72
Equity securities classified as held-for-trading	—	—	20	—	(22)	—	2	—	—
Equity securities classified as available-for-sale	—	—	583	(375)	—	(14)	(33)	—	161

Total	1,074	1,100	603	(1,594)	(22)	20	(34)	(23)	1,124

*	Other Comprehensive Income

Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Trade Accounts Receivable, Net [Abstract]
Trade accounts receivable, net

	December 31, 2011	December 31, 2010
Trade accounts receivable	1,061	1,247
Provision for doubtful accounts	(15)	(17)
Total	1,046	1,230

Inventories Net (Tables)	12 Months Ended
Dec. 31, 2011
Inventories, Net [Abstract]
Inventories, net of reserve

	December 31, 2011	December 31, 2010
Raw materials	105	80
Work-in-process	1,002	976
Finished products	424	441
Total	1,531	1,497

Other Receivables and Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivables and Assets [Abstract]
Other receivables and assets

	December 31, 2011	December 31, 2010
Receivables from government agencies	152	171
Taxes and other government receivables	77	117
Advances	118	68
Prepayments	46	51
Loans and deposits	14	15
Interest receivable	4	6
Derivative instruments	2	85
Receivables from equity-method investments	20	33
Other current assets	73	63
Total	506	609

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Fair value of the identifiable assets and assumed liabilities acquired

In millions of U.S. dollars	Fair value recognized on acquisition
Technology	13
Goodwill	1
In-process R&D	5
Total identifiable net assets at fair value	19

Purchase consideration	19

Consideration transferred to acquire Veredus and the amounts of the identified assets acquired and liabilities assumed at the acquisition date

In millions of U.S. dollars
Fair value of consideration transferred:
Cash consideration paid to Veredus’ founders	7
Fair value of the Company’s investment in Veredus held before the business combination	9
Fair value of the noncontrolling interest in Veredus	9
25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1
Inventories	1
Property, Plant and Equipment, net	1
In-Process R&D	12
Patents and Intellectual Property	3
Long-term deferred tax assets	1
Long-term deferred tax liabilities	(3)
Other current liabilities	(1)
Total identifiable net assets	15

Goodwill	10

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill

	Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	Wireless sector (“Wireless”)	Analog, MEMS and Microcontrollers (“AMM”)	Total
December 31, 2009	43	936	92	1,071
Business Combinations	—	—	1	1
Decrease in goodwill due to a release of contingent consideration liability booked initially under FAS141	—	(6)	—	(6)
Foreign currency translation	—	(7)	(5)	(12)
December 31, 2010	43	923	88	1,054
Business Combinations	10	—	—	10
Foreign currency translation	—	(2)	(3)	(5)
December 31, 2011	53	921	85	1,059

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

December 31, 2011	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	882	(723)	159
Contractual customer relationships	488	(171)	317
Purchased software	358	(291)	67
Construction in progress	87	—	87
Other intangible assets	99	(84)	15

Total	1,914	(1,269)	645

December 31, 2010	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	827	(609)	218
Contractual customer relationships	488	(122)	366
Purchased software	309	(256)	53
Construction in progress	82	—	82
Other intangible assets	91	(79)	12

Total	1,797	(1,066)	731

Estimated amortization expense of the existing intangible assets

Year
2012	184
2013	109
2014	84
2015	60
2016	53
Thereafter	155
Total	645

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

December 31, 2011	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	955	(363)	592
Facilities & leasehold improvements	3,086	(2,479)	607
Machinery and equipment	14,320	(11,828)	2,492
Computer and R&D equipment	508	(444)	64
Other tangible assets	169	(140)	29
Construction in progress	50	—	50

Total	19,174	(15,254)	3,920

December 31, 2010	Gross Cost	Accumulated Depreciation	Net Cost
Land	88	—	88
Buildings	989	(345)	644
Facilities & leasehold improvements	3,053	(2,390)	663
Machinery and equipment	13,933	(11,551)	2,382
Computer and R&D equipment	519	(441)	78
Other tangible assets	211	(144)	67
Construction in progress	124	—	124

Total	18,917	(14,871)	4,046

Other Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-Term Investments [Abstract]
Other investments

	December 31, 2011	December 31, 2010
Equity-method investments	94	133
Cost-method investments	27	28

Total	121	161

Equity investments

In millions of U.S. dollars, except percentages	December 31, 2011		December 31, 2010
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	16	49.0%	39	49.0%
3Sun S.r.l.	78	33.3%	83	33.3%
Other equity-method investments	—	—	11	—

Total	94		133

Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets [Abstract]
Other investment and other non current assets

	December 31, 2011	December 31, 2010
Available-for-sale equity securities	9	11
Held-for-trading equity securities	7	7
Long-term State receivables	366	286
Long-term receivables from third parties	12	19
Prepaid for pension	1	4
Derivative instruments designated as cash flow-hedge	—	6
Deposits and other non-current assets	37	23

Total	432	356

Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

	December 31, 2011	December 31, 2010
Employee related liabilities	370	440
Employee compensated absences	113	105
Taxes other than income taxes	62	76
Advances	73	31
Payables to equity-method investments	47	36
Obligations for capacity rights	10	12
Derivative instruments	75	11
Provision for restructuring	42	129
Current portion of pension and other long-term benefits	16	21
Royalties	35	34
Obligation related to cash collateral	—	7
Others	133	102
Total	976	1,004

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-term debt

	December 31, 2011	December 31, 2010
Funding program loans from European Investment Bank:
0.58% due 2014, floating interest rate at Libor + 0.017%	60	80
0.44% due 2015, floating interest rate at Libor + 0.026%	37	47
0.48% due 2016, floating interest rate at Libor + 0.052%	97	116
0.89% due 2016, floating interest rate at Libor + 0.317%	129	155
0.65% due 2016, floating interest rate at Libor + 0.213%	143	171
Other funding program loans:
0.53% (weighted average), due 2012-2018, fixed interest rate	10	12
Capital leases:
4.52% (weighted average), due 2012-2017, fixed interest rate	9	11
Senior Bonds:
1.82%, due 2013, floating interest rate at Euribor + 0.40%	453	569
Convertible debt:
1.50% convertible bonds due 2016	221	534

Total long-term debt	1,159	1,695
Less current portion (excluding short term borrowings of $400 million described below)	(333)	(645)

Total long-term debt, less current portion	826	1,050

Long-term debt denominated by currencies

	December 31, 2011	December 31, 2010
U.S. dollar	694	1,113
Euro	465	582
Total	1,159	1,695

Total long-term debt outstanding maturities

December 31, 2011
2012	333
2013	561
2014	106
2015	84
2016	74
Thereafter	1

Total	1,159

Post-Retirement and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Post-Retirement and Other Long-Term Employees Benefits [Abstract]
Changes in benefit obligation and plan assets

	Pension Benefits		Other Long-Term Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of year	701	654	50	43
Service cost	34	25	8	8
Interest cost	33	26	3	2
Employee contributions	7	5	—	—
Benefits paid	(20)	(12)	(2)	(3)
Effect of settlement	(18)	(18)		—
Effect of curtailment	—	(2)	—	(1)
Actuarial (gain) loss	73	19	(5)	4
Transfer in	3	—	1	—
Transfer out	(3)	(2)	(1)	—
Plan amendment	—	12	—	—
Foreign currency translation adjustment	(16)	(6)	(2)	(3)
Benefit obligation at end of year	794	701	52	50

Change in plan assets:

Plan assets at fair value at beginning of year	372	339	—	—
Expected return on plan assets	20	18	—	—
Employer contributions	30	24	—	—
Employee contributions	7	5	—	—
Benefits paid	(8)	(4)	—	—
Effect of settlement	(16)	(18)	—	—
Actuarial gain (loss)	(25)	1	—	—
Transfer in	1	—	—	—
Transfer out	(1)	—	—	—
Foreign currency translation adjustments	(2)	7	—	—

Plan assets at fair value at end of year	378	372	—	—

Funded status	(416)	(329)	(52)	(50)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	1	4	—	—
Current liabilities	(16)	(18)	(3)	(3)
Long-term liabilities	(401)	(315)	(49)	(47)
Net amount recognized	(416)	(329)	(52)	(50)

Accumulated other comprehensive income (loss) before tax effects

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2009	72	4	76
Net amount generated/arising in current year	21	12	33
Amortization	(9)	(5)	(14)
Foreign currency translation adjustment	2	—	2
Other comprehensive loss as at December 31, 2010	86	11	97
Net amount generated/arising in current year	98	—	98
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	(3)	—	(3)
Other comprehensive loss as at December 31, 2011	175	10	185

Components of the net periodic benefit cost

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Service cost	34	25	22	8	8	4
Interest cost	33	26	25	3	2	2
Expected return on plan assets	(20)	(18)	(16)	—	—	—
Amortization of actuarial net loss (gain)	6	4	6	(5)	3	(1)
Amortization of prior service cost	1	1	2	—	1	—
Effect of settlement	(1)	5	2		—	—
Effect of curtailment	—	(2)	(2)	—	(1)	—

Net periodic benefit cost	53	41	39	6	13	5

Weighted average assumptions used in the determination of the benefit obligation and the plan asset

Assumptions	December 31, 2011	December 31, 2010	December 31, 2009
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

Pension plan asset allocation

	Percentage of Plan Assets at December
Asset Category	2011	2010
Equity securities	31%	39%
Bonds securities remunerating interest	44%	32%
Real estate	7%	7%
Other	18%	22%
Total	100%	100%

Pension plan asset allocation including the fair-value measurements

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	10	10	—	—
Equity securities	118	72	46	—
Government debt securities	59	14	45	—
Corporate debt securities	105	64	41	—
Derivatives	20	16	4	—
Investment funds	33	1	30	2
Real estate	28	3	21	4
Other (mainly insurance assets — contracts and reserves)	5	1	—	4
TOTAL	378	181	187	10

Reconciliation for plan assets measured at fair value using unobservable inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	12
Reclassification to Level 2	(2)

December 31, 2011	10

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	12
Actual return on plan assets mainly due to real estate	(2)
Reclassification from Level 2	2

December 31, 2010	12

Estimated future benefit payments

Years	Pension Benefits	Other Long-term Benefits
2012	30	3
2013	25	3
2014	34	10
2015	30	4
2016	33	4
From 2017 to 2021	206	31

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary of stock option activity

		Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2008	39,431,433	$16.73-$39.00	$27.35

Options forfeited	(1,487,601)	$17.08-$39.00	$27.69
Outstanding at December 31, 2009	37,943,832	$16.73-$39.00	$27.33

Options forfeited	(2,646,937)	$17.08-$39.00	$29.55
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable [Table Text Block]

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life
9,152,774	$31.09-$33.70	$31.11	0.25
97,850	$25.90-$27.21	$26.05	1.84
17,086,847	$19.18-$22.83	$21.02	1.77
115,681	$16.73-$17.08	$17.03	2.73

Summary of grants under the outstanding stock award plans

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
February 27, 2009	2008 Employee Plan	50,400	—	(33,589)
May 20, 2009	2009 Supervisory Board	165,000	(7,500)	—
July 28, 2009	2009 Employee Plan	5,575,240	—	(1,827,349)
November 30, 2009	2009 Employee Plan	8,300	—	(2,762)
May 27, 2010	2010 Supervisory Board	172,500	(7,500)	—
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
May 3, 2011	2011 Supervisory Board	172,500	(30,000)	—
July 25, 2011	2011 Employee Plan	5,881,630	—	(* )
November 14, 2011	2011 Employee Plan	95,000	—	(* )

(*)	As at December 31, 2011, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of nonvested share activity

Nonvested Shares	Outstanding as at December 31, 2010	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2011
2008 Employee Plan	628,510	—	(3,531)	—	(624,979)	—
2009 Employee Plan	2,774,056	—	(31,144)	—	(1,485,874)	1,257,038
2010 Employee Plan	6,506,820	—	(73,852)	(2,149,972)	(1,058,438)	3,224,558
2011 Employee Plan	—	5,976,630	(30,815)	—	—	5,945,815
2008 Supervisory Board Plan	42,500	—	—	—	(42,500)	—
2009 Supervisory Board Plan	95,000	—	—	—	(60,000)	35,000
2010 Supervisory Board Plan	150,000	—	—	—	(75,000)	75,000
2011 Supervisory Board Plan	—	172,500	(30,000)	—	—	142,500

Total	10,196,886	6,149,130	(169,342)	(2,149,972)	(3,346,791)	10,679,911

Classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income

	December 31, 2011	December 31, 2010	December 31, 2009
Cost of sales	5	6	7
Selling, general and administrative	16	18	19
Research and development	8	10	11
Earnings (loss) on equity-method investments and gain on investment divestiture	—	—	1
Total pre-payroll tax and social contribution compensation	29	34	38

Accumulated balances related to each component of Other comprehensive income (loss)

	Foreign currency translation adjustment	Unrealized gain (loss) on securities, net of tax	Unrealized gain (loss) on derivatives, net of tax	Unrealized gain (loss) on defined benefit pension plans, net of tax	Accumulated other comprehensive income (loss)
Balance as of December 31, 2008	1,164	(16)	11	(65)	1,094
Other comprehensive income (loss)	61	10	(5)	4	70
Balance as of December 31, 2009	1,224	(6)	6	(60)	1,164
Other comprehensive income (loss)	(255)	28	55	(13)	(185)
Balance as of December 31, 2010	969	22	61	(73)	979
Other comprehensive income (loss)	(101)	(32)	(116)	(60)	(309)
Balance as of December 31, 2011	868	(10)	(55)	(133)	670

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share (EPS), Basic and Diluted

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Basic EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Basic EPS	0.74	0.94	(1.29)

Diluted EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Convertible debt interest	5	10	—
Net income (loss) attributable to parent company adjusted	655	840	(1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Dilutive effect of nonvested shares	3,771,729	3,555,806	—
Dilutive effect of convertible debt	17,073,640	27,180,653	—
Number of shares used in calculating diluted EPS	904,464,746	911,111,693	876,928,190
Diluted EPS	0.72	0.92	(1.29)

Other Income and Expense, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income and Expenses, Net [Abstract]
Other Income and Expense, Net

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Research and development funding	128	106	202
Phase-out and start-up costs	(8)	(15)	(39)
Exchange gain, net	8	11	11
Patent costs, net of gain from settlement	(28)	(12)	(5)
Gain on sale of non-current assets	15	4	3
Other, net	(6)	(4)	(6)

Total	109	90	166

Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2011
Impairment, Restructuring Charges and Other Related Closure Costs [Abstract]
Summary of Impairment Restructuring Charges and Other Related Closure Costs

Year ended December 31, 2011	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(3)	(13)	(21)	(37)
ST-Ericsson restructuring plan	(1)	(3)	(3)	(7)
ST-Ericsson cost savings plan	—	(26)	—	(26)
Other restructuring initiatives	—	(1)	(4)	(5)
Total	(4)	(43)	(28)	(75)

Year ended December 31, 2010	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(1)	(15)	(11)	(27)
ST-Ericsson restructuring plan	(10)	(59)	(5)	(74)
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

Year ended December 31, 2009	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(25)	(69)	(32)	(126)
ST-Ericsson restructuring plan	—	(99)	(1)	(100)
Goodwill annual impairment test	(6)	—	—	(6)
Other restructuring initiatives	(4)	(53)	(2)	(59)
Total	(35)	(221)	(35)	(291)

Changes to the restructuring provisions recorded on the consolidated balance sheet

	ST-Ericsson cost savings plan	ST-Ericsson Restructuring plan	Manufacturing Restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2009	—	83	58	53	194
Charges incurred in 2010	—	67	26	7	100
Adjustments for unused provisions	—	(3)	—	(4)	(7)
Amounts paid	—	(81)	(27)	(34)	(142)
Currency translation effect	—	(6)	—	(3)	(9)
Provision as at December 31, 2010	—	60	57	19	136
Charges incurred in 2011	26	7	35	7	75
Adjustments for unused provisions	—	(1)	(1)	(2)	(4)
Amounts paid	(6)	(50)	(87)	(11)	(154)
Currency translation effect	(1)	1	—	—	—
Provision as at December 31, 2011	19	17	4	13	53

Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2011
Interest Income (Expense), Net [Abstract]
Interest income (expense), net consisted

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income	21	31	59
Expense	(46)	(34)	(50)

Total	(25)	(3)	9

Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income (loss) before income tax

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income (loss) recorded in The Netherlands	54	264	(376)
Income (loss) from foreign operations	282	427	(1,120)

Income (loss) before income tax benefit (expense)	336	691	(1,496)

Income tax benefit (expense)

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
The Netherlands taxes — current	(11)	(3)	4
Foreign taxes — current	(104)	(53)	(54)

Current taxes	(115)	(56)	(50)
The Netherlands taxes — deferred	(2)	(4)	—
Foreign taxes — deferred	(64)	(89)	145

Income tax benefit (expense)	(181)	(149)	95

Differences in income taxes computed at the Netherlands statutory rate and the effective income tax rate

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income tax benefit (expense) computed at statutory rate	(84)	(176)	382
Non-deductible, non-taxable and other permanent differences, net	(38)	(50)	(34)
Income (loss) on equity-method investments	(7)	62	(84)
Valuation allowance adjustments	(130)	(54)	(56)
Impact of prior years adjustments	—	(29)	21
Effects on deferred taxes of changes in enacted tax rates	1	3	(7)
Current year credits	94	76	76
Other tax and credits	3	(12)	(4)
Benefits from tax holidays	113	77	2
Impact of uncertain tax positions	(2)	32	(23)
Earnings of subsidiaries taxed at different rates	(131)	(78)	(178)

Income tax benefit (expense)	(181)	(149)	95

Deferred tax assets and liabilities

	December 31, 2011	December 31, 2010
Tax loss carryforwards and investment credits	643	609
Inventory valuation	23	25
Impairment and restructuring charges	56	84
Fixed asset depreciation in arrears	56	47
Receivables for government funding	13	7
Tax allowances granted on past capital investments	1,111	1,113
Pension service costs	71	49
Stock awards	7	7
Commercial accruals	13	10
Other temporary differences	131	99
Total deferred tax assets	2,124	2,050
Valuation allowances	(1,514)	(1,396)
Deferred tax assets, net	610	654
Accelerated fixed asset depreciation	(69)	(83)
Acquired intangible assets	(49)	(34)
Advances of government funding	(16)	(16)
Other temporary differences	(38)	(40)
Deferred tax liabilities	(172)	(173)
Net deferred income tax asset	438	481

Gross deferred tax assets on tax loss carryforwards and investment credits expiration

Year
2012	42
2013	23
2014	21
2015	16
2016	77
Thereafter	464

Total	643

Reconciliation of beginning and ending amount of unrecognized tax benefits

A reconciliation of the 2011 beginning and ending amounts of unrecognized tax benefits is as follows:

Balance at December 31, 2010	$149
Additions based on tax positions related to the current year	36
Additions for tax positions of prior years	19
Reductions for tax positions of prior years	(3)
Settlements	—
Reductions for lapse of statute of limitations	(50)
Foreign currency translation	(3)

Balance at December 31, 2011	148

The reconciliation of unrecognized tax benefits in 2010 was as follows:

Balance at December 31, 2009	$193
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	5
Reductions for tax positions of prior years	(44)
Settlements	(36)
Reductions for lapse of statute of limitations	(1)
Foreign currency translation	(12)

Balance at December 31, 2010	149

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies and Claims and Legal Proceedings [Abstract]
The Company's commitments

In million US$	Total	2012	2013	2014	2015	2016	Thereafter
Operating leases	381	111	63	41	36	32	98
Purchase obligations	477	432	32	9	3	—	1
of which:
Equipment purchase	208	208
Foundry purchase	119	119
Software, technology licenses and design	150	105	32	9	3	—	1
Other obligations	452	223	81	47	30	26	45

Total	1,310	766	176	97	69	58	144

Financial Instrument and Risk Management (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments and Risk Management [Abstract]
Notional amounts of outstanding derivative instruments

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	283	309
Currency options	15	24
Collars	222	419

In millions of Swedish-krona	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	782	—

Fair value of derivative instruments

In millions of U.S. dollars	As at December 31, 2011		As at December 31, 2010
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	—	Other receivables and assets	46
Currency collars	Other receivables and assets	1	Other receivables and assets	—
Currency collars	Other investments and other non-current assets	—	Other investments and other non-current assets	6
Contingent zero-cost collars	Other receivables and assets	—	Other receivables and assets	27

Total derivatives designated as a hedge		1		79

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	1	Other receivables and assets	12

Total derivatives not designated as a hedge:		1		12

Total Derivatives		2		91

In millions of U.S. dollars	As at December 31, 2011		As at December 31, 2010
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(39)	Other payables and accrued liabilities	(8)
Currency collars	Other payables and accrued liabilities	(29)	Other payables and accrued liabilities	(2)

Total derivatives designated as a hedge		(68)		(10)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(7)	Other payables and accrued liabilities	(1)

Total derivatives not designated as a hedge:		(7)		(1)

Total Derivatives		(75)		(11)

Effect on consolidated statements of income of derivative instruments

In millions of U.S. dollars	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2011	December 31, 2010		December 31, 2011	December 31, 2010
Foreign exchange forward contracts	(16)	19	Cost of sales	67	(31)
Foreign exchange forward contracts	(2)	3	Selling, general and administrative	8	(6)
Foreign exchange forward contracts	(20)	16	Research and development	45	(32)
Currency options	(2)	(1)	Cost of sales	(3)	(6)
Currency options	—	—	Selling, general and administrative	—	(1)
Currency options	(1)	(1)	Research and development	(1)	(3)
Currency collars	(19)	—	Cost of sales	1	—
Currency collars	(3)	—	Selling, general and administrative	—	—
Currency collars	(8)	2	Research and development	—	—
Combined options	—	—	Gain (loss) on financial instruments, net	—	4
Contingent zero-cost collars	—	27	Gain (loss) on financial instruments, net	6	16
Total	(71)	65		123	(59)

Derivative instruments designated as Cash Flow hedge

In millions of U.S. dollars	Location of gain recognized in earnings	Gain (loss) recognized in earnings
		December 31, 2011	December 31, 2010
Foreign exchange forward contracts	Other income and expenses, net	31	(41)
Total		31	(41)

Derivative instruments not designated as hedge

		Fair Value Measurements using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	100	100	—	—
Debt securities issued by foreign governments	81	81	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	5	—	5	—
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	93	93	—	—
Euro-denominated Fixed rate debt securities issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	107	107	—	—
Equity securities classified as available-for-sale	9	9	—	—
Equity securities held-for-trading	7	7	—	—
Derivative instruments designated as cash flow hedge	(67)	—	(67)	—
Derivative instruments not designated as a hedge	(6)	—	(6)	—
Total	356	424	(68)	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2010:

		Fair Value Measurements using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	350	350	—	—
Debt securities issued by foreign governments	213	213	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	10	—	—	10
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	118	118	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	200	200	—	—
Auction Rate Securities	72	—	—	72
Micron shares classified as available-for-sale	161	161	—	—
Other equity securities classified as available-for-sale	11	11	—	—
Equity securities held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	69	—	69	—
Derivative instruments not designated as a hedge	11	—	11	—
Total	1,223	1,061	80	82

Financial assets (liabilities) measured at fair value on a recurring basis

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	82
Other-than-temporary impairment charge on Senior debt Floating Rate Notes issued by Lehman Brothers included in earnings on the line “Other-than temporary impairment charge in financial assets”	(5)
Transfer of Senior debt Floating Rate Notes issued by Lehman Brothers to Level 2 fair value hierarchy	(5)
Settlement on Auction Rate Securities	(72)

December 31, 2011	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

Reconciliation for assets measured at fair value on a recurring basis using unobservable inputs (Level 3)

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	226
Change in fair value of Auction Rate Securities	30
Paid-in-kind interest on Numonyx subordinated notes	5
Change in fair value on Numonyx subordinated notes — pre-tax	2
Extinguishment of Numonyx subordinated notes	(180)
Currency translation adjustment	(1)

December 31, 2010	82

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

Financial and non financial assets (liabilities) measured at fair value on nonrecurring basis

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2011:

		Fair Value Measurements using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Cost-method investments	27	—	—	27
Assets held for sale	28	—	28	—
Total	55	—	28	27

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2010:

		Fair Value Measurements using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Cost-method investments	28	—	—	28
Assets held for sale	28	—	28	—
Total	56	—	28	28

Changes in assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	28
Currency translation adjustment	(1)

December 31, 2011	27

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

No portion of the aggregate carrying amount of cost method investors was evaluated for impairment in 2011, since there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the related investments.

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	222
Other-than-temporary impairment on cost-method investments	(1)
Equity share in Numonyx earnings	14
Numonyx divestiture	(207)

December 31, 2010	28

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(1)

Fair value information on other financial assets and liabilities recorded at amortized cost

	2011		2010
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
In millions of U.S. dollars
Long-term debt
— Bank loans (including current portion)	485	485	592	591
— Senior Bonds	453	452	569	566
— Convertible debt	221	218	534	528
Total	1,159	1,155	1,695	1,685

Details of securities that currently are in an unrealized loss position

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2011.

	December 31, 2011
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	79	—	147	(6)	226	(6)

Total	79	—	147	(6)	226	(6)

The table below details securities that were in an unrealized loss position as at December 31, 2010. The securities are segregated by investment type and the length of time that the individual securities had been in a continuous unrealized loss position as of December 31, 2010.

	December 31, 2010
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	—	—	317	(5)	317	(5)
Micron shares classified as available-for-sale	161	(15)	—	—	161	(15)

Total	161	(15)	317	(5)	478	(20)

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Transactions with significant shareholders, their affiliates and other related parties

	December 31, 2011	December 31, 2010	December 31, 2009
Sales & other services	269	322	356
Research and development expenses	(235)	(206)	(201)
Other purchases	(60)	(94)	(167)
Accounts receivable	54	53	58
Accounts payable	42	63	60

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Net revenues by product segment

	December 31, 2011	December 31, 2010	December 31, 2009
In millions of U.S dollars
Net revenues by product segment:
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	4,030	4,086	3,093
Analog, MEMS and Microcontrollers (“AMM”)	2,864	2,663	1,797
Power Discrete Products (“PDP”)	1,240	1,319	949
Wireless	1,552	2,219	2,585
Others (1)	49	59	86

Total consolidated net revenues	9,735	10,346	8,510

(1)	Includes revenues from sales of subsystems, sales of materials and other products not allocated to product segments.

Net revenues by product lines

	December 31, 2011	December 31, 2010	December 31, 2009
In millions of U.S dollars
Net revenues by product lines:
Automotive Products Group (“APG”)	1,678	1,420	1,005
Computer and Communication Infrastructure (“CCI”)	958	1,125	932
Home Entertainment & Displays (“HED”)	746	923	728
Imaging (“IMG”)	615	569	417
Others	33	49	11
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	4,030	4,086	3,093
Analog and Micro-Electro-Mechanical Systems (“Analog & MEMS”)	1,686	1,478	997
Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”)	1,175	1,181	798
Others	3	4	2
Analog, MEMS and Microcontrollers (“AMM”)	2,864	2,663	1,797
Power Discrete Products (“PDP”)	1,240	1,319	949
Entry Solutions and Connectivity (“ESC”)	778	956	1,027
Smartphone and Tablet Solutions (“STS”)	657	1,223	1,529
Modems (“MOD”)	115	35	18
Others	2	5	11
Wireless	1,552	2,219	2,585
Others	49	59	86
Total consolidated net revenues	9,735	10,346	8,510

Operating income (loss) by product segment

Operating income (loss) by product segment:

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	360	410	(62)
Analog, MEMS and Microcontrollers (“AMM”)	581	502	44
Power Discrete Products (“PDP”)	139	179	40
Wireless	(812)	(483)	(356)

Total operating income (loss) of product segments	268	608	(334)
Others (1)	(222)	(132)	(689)

Total consolidated operating income (loss)	46	476	(1,023)

(1)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, start up costs and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs and other non-recurrent purchase accounting items, certain corporate level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group.

Reconciliation to consolidated operating income (loss)

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
Total operating income (loss) of product segments	268	608	(334)
Strategic R&D, other R&D programs and R&D funding	(13)	(18)	(22)
Phase-out and start-up costs	(8)	(15)	(39)
Impairment & restructuring charges	(75)	(104)	(291)
Unused capacity charges	(149)	(3)	(322)
Other non-allocated provisions (1)	23	8	(15)
Total operating loss Others (2)	(222)	(132)	(689)
Total consolidated operating income (loss)	46	476	(1,023)

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
(2)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, start-up and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs and other non-recurrent purchase accounting items, certain corporate level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group. The following is a summary of operations by entities located within the indicated geographic areas for 2011, 2010 and 2009. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
The Netherlands	1,928	1,863	1,553
France	172	174	139
Italy	157	149	121
USA	1,120	1,109	798
Singapore	4,945	5,939	4,697
Japan	497	436	300
Other countries	916	676	902

Total	9,735	10,346	8,510

Long-lived assets

In millions of U.S dollars	December 31, 2011	December 31, 2010
The Netherlands	124	17
France	1,469	1,646
Italy	812	783
Other European countries	200	237
USA	17	37
Singapore	552	552
Malaysia	303	298
Other countries	443	476

Total	3,920	4,046

Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies (Textual) [Abstract]
Cumulative probability threshold for realization of income tax benefits	50.00%
Minimum recognizable tax benefit	50.00%
Sustainability threshold for uncertain tax position	50.00%
Advertising expenses	$ 12	$ 11	$ 9
Period after fabrication to be considered for determining fabrication cost	6 months
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Ownership percentage	50.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Ownership percentage	20.00%
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	33
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	5
Estimated useful lives of Property, Plant and Equipment, Maximum	10
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	3
Estimated useful lives of Property, Plant and Equipment, Maximum	10
Computer and Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	3
Estimated useful lives of Property, Plant and Equipment, Maximum	6
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	2
Estimated useful lives of Property, Plant and Equipment, Maximum	5
Technology and Licenses [Member]
Intangible Assets (Textual) [Line Items]
Estimated useful lives of intangible assets, minimum	3
Estimated useful lives of intangible assets, maximum	7
Trademarks [Member]
Intangible Assets (Textual) [Line Items]
Estimated useful lives of intangible assets, minimum	2
Estimated useful lives of intangible assets, maximum	3
Contractual customer relationships [Member]
Intangible Assets (Textual) [Line Items]
Estimated useful lives of intangible assets, minimum	4
Estimated useful lives of intangible assets, maximum	12
Purchased software [Member]
Intangible Assets (Textual) [Line Items]
Estimated useful lives of intangible assets, maximum	4

Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Actual past and expected future revenues for multiple deliverable arrangements
Licenses and process documentation	$ 56	$ 29	$ 23
Licenses and process documentation, 2012	7
Licenses and process documentation, 2013	7
Training and support services	14	28	1
Training and support services, 2012	6
Training and support services, 2013	3
Total Revenue from Multiple Deliverable Agreements	70	57	24
Total Revenue from Multiple Deliverable Agreements, 2012	13
Total Revenue from Multiple Deliverable Agreements, 2013	$ 10

Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	$ 1,124	$ 1,124	$ 1,074
Amount invested in French, German, Italian and U.S. government bonds		352	1,100	1,730
Other increase			603
Sale/Settlement	(189)	(818)	(1,219)	(1,371)
Other decrease			(22)
Change in fair value included in OCI for available-for-sale marketable securities		(33)	20
Change in fair value recognized in earnings		9	(34)
Realized Gain		323
Foreign exchange result through OCI		(5)	(23)
Ending Balance		413	1,124	1,074
Debt securities issued by the U.S. Treasury [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	350	350	340
Amount invested in French, German, Italian and U.S. government bonds		100	690
Sale/Settlement		(350)	(680)
Ending Balance		100	350
Debt securities issued by foreign governments [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	213	213	144
Amount invested in French, German, Italian and U.S. government bonds		225	410
Sale/Settlement		(355)	(331)
Foreign exchange result through OCI		(2)	(10)
Ending Balance		81	213
Fixed Income Securities [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Amount invested in French, German, Italian and U.S. government bonds		27
Ending Balance		27
Senior debt Floating Rate Notes issued by financial institutions [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	328	328	548
Sale/Settlement		(113)	(208)
Change in fair value included in OCI for available-for-sale marketable securities		(2)	4
Change in fair value recognized in earnings		(5)	(3)
Foreign exchange result through OCI		(3)	(13)
Ending Balance		205	328
Auction Rate Securities [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	72	72	42
Sale/Settlement		(350)
Change in fair value included in OCI for available-for-sale marketable securities		(45)	30
Realized Gain		323
Ending Balance			72
Equity securities classified as held-for-trading [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Other increase			20
Other decrease			(22)
Change in fair value recognized in earnings			2
Equity securities classified as available-for-sale [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance	161	161
Other increase			583
Sale/Settlement		(189)	(375)
Change in fair value included in OCI for available-for-sale marketable securities		14	(14)
Change in fair value recognized in earnings		14	(33)
Ending Balance			$ 161

Marketable Securities (Details Textual) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) Y Investment	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 09, 2011 USD ($)	May 07, 2010	Dec. 31, 2011 Moody's Aaa Rating [Member] USD ($)	Dec. 31, 2011 Moody's A2 Rating [Member] USD ($)
Marketable Securities (Textual) [Abstract]
Carrying amount of government bonds		$ 1,124	$ 413		$ 1,124	$ 1,074			$ 100	$ 81
Purchase			352		1,100	1,730
Marketable Securities (Additional Textual) [Abstract]
Pre-tax unrealized loss			6
Other-than-temporary impairment charge representing certain percentage of face value of debt securities			50.00%	50.00%
Other-than-temporary impairment charge and realized gain on financial assets			5
Other than temporary impairment charge as percentage of floating rate notes			75.00%	75.00%
Unauthorized auction rate net cash payment							350
Minimum duration of government debt securities portfolio			4 months	4 months
Recognized pre tax gain on non current marketable securities			329
Pre-tax gain on Selling, general and administrative			6
Non-operating gain on sale of financial instruments			323
Disposition of investment in exchange for shares								67
Marketable Securities Shares Sold		47
Remaining Marketable Securities Shares Sold	20
Amount invested in French, German, Italian and U.S. government bonds			352		1,100	1,730
Auction Rate Securities collected as realized losses on financial assets	189		818		1,219	1,371
Senior floating rate note whose impairment was recorded as other than temporary				15
Non-operating gain on sale of financial instruments	14		25		(24)	(5)
Duration of the floating rate note portfolio			0.99	0.99
Debt securities fair value			5
Investment positions in floating-rate notes			8	8
Gain on the proceeds of the unwinding of derivative instruments			6
Aggregate amortized cost basis of securities		342	252		342
Number of Unrealized loss position in unrealized loss position			5	5
Disposal of financial instrument			6			26
Gain on reversal of deferred loss on remaining shares included in accumulated other comprehensive income		$ 14			$ 14

Trade Accounts Receivable, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trade accounts receivable, net
Trade accounts receivable	$ 1,061	$ 1,247
Provision for doubtful accounts	15	17
Total	1,046	1,230
Accounts Receivable (Textual) [Abstract]
Trade accounts receivable, impairment charges	1	1	2
Share of Nokia group of companies in consolidated net revenues	10.40%	13.90%	16.10%
Receivables sold without recourse	144
Financial cost of factored amount	$ 3

Inventories, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories, net of reserve
Raw materials	$ 105	$ 80
Work-in-process	1,002	976
Finished products	424	441
Total	$ 1,531	$ 1,497

Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other receivables and assets
Receivables from government agencies	$ 152	$ 171
Taxes and other government receivables	77	117
Advances	118	68
Prepayments	46	51
Loans and deposits	14	15
Interest receivable	4	6
Derivative instruments	2	85
Receivables from equity-method investments	20	33
Other current assets	73	63
Total	$ 506	$ 609

Business Combinations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Fair value of the identifiable assets and assumed liabilities acquired
Technology	$ 13
Goodwill	1
In-process R&D	5
Total identifiable net assets at fair value	19
Purchase consideration	$ 19

Business Combinations (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2011 Veredus [Member]
Fair value of consideration transferred:
Cash consideration paid to Veredus founders	$ 11	$ 7
Fair value of the Company's investment in Veredus held before the business combination		9
Fair value of the noncontrolling interest in Veredus		9
Total	19	25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents		1
Inventories		1
Property, Plant and Equipment, net		1
In-Process R&D		12
Patents and Intellectual Property		3
Long-term deferred tax assets		1
Long-term deferred tax liabilities		(3)
Other current liabilities		(1)
Total identifiable net assets		15
Goodwill	$ 1	$ 10

Business Combinations (Details) (Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Apr. 30, 2011 Veredus [Member]	Dec. 31, 2011 Veredus [Member]	Apr. 15, 2011 Veredus [Member]
Business Combinations (Textual) [Abstract]
Purchase consideration paid in cash	$ 11		$ 7
Equity investments, Ownership percentage				41.20%
Increase in ownership percentage after all transactions		63.70%	67.00%
Allocation of goodwill of company's Automotive, Consumer, Computer and Communication Infrastructure ("ACCI") segment				10
Cash amount of increased ownership		$ 1

Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Automotive Consumer Computer and Communication Infrastructure [Member]	Dec. 31, 2009 Automotive Consumer Computer and Communication Infrastructure [Member]	Dec. 31, 2011 Wireless Sector [Member]	Dec. 31, 2010 Wireless Sector [Member]	Dec. 31, 2011 Analog, MEMS and Microcontrollers Rollers [Member]	Dec. 31, 2010 Analog, MEMS and Microcontrollers Rollers [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	$ 1,054	$ 1,071	$ 43	$ 43	$ 923	$ 936	$ 88	$ 92
Business Combinations	10	1	10					1
Decrease in goodwill due to a release of contingent consideration liability booked initially under FAS141		(6)				(6)
Foreign currency translation	(5)	(12)			(2)	(7)	(3)	(5)
Goodwill, Ending Balance	$ 1,059	$ 1,054	$ 53	$ 43	$ 921	$ 923	$ 85	$ 88

Goodwill (Details) (Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2010	Mar. 31, 2011 ST-Ericsson [Member]	Dec. 31, 2011 Wireless Sector [Member]
Goodwill (Textual) [Abstract]
Goodwill recognized, gross	$ 1,126				$ 1,121
Accumulated impairment	67				67
Impairment on goodwill				$ 6
Percentage of fair value exceeding its carrying value of goodwill and indefinite long lived assets							54.00%
Term for updated plan							5

Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other intangible assets
Gross Cost	$ 1,914	$ 1,797
Accumulated Amortization	(1,269)	(1,066)
Net Cost	645	731
Estimated amortization expense of the existing intangible assets
2012		184
2013		109
2014		84
2015		60
2016		53
Thereafter		155
Total		645
Other Intangible Assets (Textual) [Abstract]
Amortization expense on capitalized software costs	33	30	20
Amortization expense	211	207	208
Technologies and licenses [Member]
Other intangible assets
Gross Cost	882	827
Accumulated Amortization	(723)	(609)
Net Cost	159	218
Contractual customer relationships [Member]
Other intangible assets
Gross Cost	488	488
Accumulated Amortization	(171)	(122)
Net Cost	317	366
Purchased software [Member]
Other intangible assets
Gross Cost	358	309
Accumulated Amortization	(291)	(256)
Net Cost	67	53
Construction in progress [Member]
Other intangible assets
Gross Cost	87	82
Accumulated Amortization	0	0
Net Cost	87	82
Other intangible assets [Member]
Other intangible assets
Gross Cost	99	91
Accumulated Amortization	(84)	(79)
Net Cost	$ 15	$ 12

Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-Lived assets
Gross Cost	$ 19,174	$ 18,917
Accumulated Amortization	(15,254)	(14,871)
Net Cost	3,920	4,046
Property, Plant and Equipment (Textual) [Abstract]
Net Cost of assets under capital leases	7	10
Depreciation charge	1,068	1,033	1,159
Capital investment funding	11	4	4
Reduction in depreciation charges due to public funding	12	13	22
Cash proceeds from sale of equipment	26	29	10
Land [Member]
Long-Lived assets
Gross Cost	86	88
Accumulated Amortization	0	0
Net Cost	86	88
Buildings [Member]
Long-Lived assets
Gross Cost	955	989
Accumulated Amortization	(363)	(345)
Net Cost	592	644
Facilities and Leasehold Improvements [Member]
Long-Lived assets
Gross Cost	3,086	3,053
Accumulated Amortization	(2,479)	(2,390)
Net Cost	607	663
Machinery and Equipment [Member]
Long-Lived assets
Gross Cost	14,320	13,933
Accumulated Amortization	(11,828)	(11,551)
Net Cost	2,492	2,382
Computer and Research and Development Equipment [Member]
Long-Lived assets
Gross Cost	508	519
Accumulated Amortization	(444)	(441)
Net Cost	64	78
Other tangible assets [Member]
Long-Lived assets
Gross Cost	169	211
Accumulated Amortization	(140)	(144)
Net Cost	29	67
Construction in progress [Member]
Long-Lived assets
Gross Cost	50	124
Accumulated Amortization	0	0
Net Cost	$ 50	$ 124

Other Long-Term Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Investments
Equity-method investments	$ 94	$ 133
Cost-method investments	27	28
Total	$ 121	$ 161

Other Long-Term Investments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Feb. 03, 2009
Equity investments
Equity investments, Carrying value	$ 94	$ 133
ST-Ericsson AT SA [Member]
Equity investments
Equity investments, Carrying value	16	39	99
Equity investments, Ownership percentage	49.00%	49.00%
3 Sun S.r.l. [Member]
Equity investments
Equity investments, Carrying value	78	83
Equity investments, Ownership percentage	33.30%	33.30%
Other equity-method investments [Member]
Equity investments
Equity investments, Carrying value	$ 0	$ 11
Equity investments, Ownership percentage	0.00%	0.00%

Other Long-Term Investments (Details) (Textual) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2010 ST-Ericsson AT SA [Member] USD ($)	Feb. 03, 2009 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2011 3 Sun S.r.l. [Member] USD ($)	Dec. 31, 2011 3 Sun S.r.l. [Member] EUR (€)	Dec. 31, 2010 3 Sun S.r.l. [Member] USD ($)	Jul. 01, 2010 3 Sun S.r.l. [Member] USD ($)
Other Long-Term Investments (Textual) [Abstract]
Controlling share held by Ericsson						50.00%
Equity-method investments	$ 133		$ 94	$ 16	$ 39	$ 99	$ 78		$ 83
Share capital increase or shareholder loans								38
Earnings (loss) on equity investments and gain on investment divestiture				23
Redemption of subordinated notes										78
Additional Other Long Term Investments (Textual) [Abstract]
Other-than-temporary impairment charges of equity investments	$ 1	$ (3)

Other Non-Current Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Investments and Other-Non-Current Assets
Available-for-sale equity securities	$ 9	$ 11
Held-for-trading equity securities	7	7
Long-term State receivables	366	286
Long-term receivables from third parties	12	19
Prepaid for pension	1	4
Derivative instruments designated as cash flow-hedge	0	6
Deposits and other non-current assets	37	23
Total	$ 432	$ 356

Other Payables and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Payables and Accrued Liabilities
Employee Related Liabilities	$ 370	$ 440
Employee compensated absences	113	105
Taxes other than income taxes	62	76
Advances	73	31
Payables to equity-method investments	47	36
Obligations for capacity rights	10	12
Derivative instruments	75	11
Provision for restructuring	42	129
Current liabilities	16	21
Royalties	35	34
Obligation to return cash collateral related to the cash-flow hedge transaction on Micron shares	0	7
Others	133	102
Total	976	1,004
Other Payables and Accrued Liabilities (Textual) [Abstract]
Value of Rights granted to Numonyx to use certain assets retained by the company	23	44
Rights granted to use certain assets reported as a current liability	$ 10	$ 11

Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt
Total long-term debt	$ 1,159	$ 1,695
Less current portion	(333)	(645)
Total long-term debt, less current portion	826	1,050
0.58% due 2014, floating interest rate at Libor + 0.017% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	60	80
0.44% due 2015, floating interest rate at Libor + 0.026% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	37	47
0.48% due 2016, floating interest rate at Libor + 0.052% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	97	116
0.89% due 2016, floating interest rate at Libor + 0.317% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	129	155
0.65% due 2016, floating interest rate at Libor + 0.213% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	143	171
0.53% (weighted average), due 2012-2018, fixed interest rate [Member]
Long-Term Debt
Other Loans Payable	10	12
4.52% (weighted average), due 2012-2017, fixed interest rate [Member]
Long-Term Debt
Capital Lease	9	11
1.82%, due 2013, floating interest rate at Euribor + 0.40% [Member]
Long-Term Debt
Senior Bonds	453	569
1.50% convertible bonds due 2016 [Member]
Long-Term Debt
Convertible debt	$ 221	$ 534

Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt Denominated by Currencies
Total long-term debt	$ 1,159	$ 1,695
U.S. dollar [Member]
Long Term Debt Denominated by Currencies
Total long-term debt	694	1,113
Euro [Member]
Long Term Debt Denominated by Currencies
Total long-term debt	$ 465	$ 582

Long-Term Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total long-term debt outstanding maturities
2012	$ 333
2013	561
2014	106
2015	84
2016	74
Thereafter	1
Total long-term debt	$ 1,159	$ 1,695

Long-Term Debt (Details) (Textual)	12 Months Ended						12 Months Ended			12 Months Ended			1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Feb. 23, 2011 USD ($) Bond	Dec. 31, 2011 Medium term credit facilities [Member] USD ($)	Dec. 31, 2011 ST-Ericsson [Member] USD ($)	Dec. 31, 2011 R and D Project In France [Member] USD ($)	Dec. 31, 2011 R and D Project In France [Member] EUR (€)	Dec. 31, 2010 R and D Project In France [Member] EUR (€)	Dec. 31, 2011 R and D projects in Italy [Member] USD ($)	Dec. 31, 2011 R and D projects in Italy [Member] EUR (€)	Dec. 31, 2011 Uncommitted short-term credit facilities [Member] USD ($)	Feb. 28, 2014 1.50% convertible bonds due 2016 [Member] USD ($)	Feb. 29, 2012 1.50% convertible bonds due 2016 [Member] USD ($)	Feb. 28, 2006 1.50% convertible bonds due 2016 [Member] USD ($)	Dec. 31, 2011 1.50% convertible bonds due 2016 [Member] USD ($) Bond	Dec. 31, 2010 1.50% convertible bonds due 2016 [Member] USD ($) Bond Rate	Dec. 31, 2009 1.50% convertible bonds due 2016 [Member] USD ($) Bond	Dec. 31, 2007 1.50% convertible bonds due 2016 [Member] Rate	Dec. 31, 2011 Credit Facilities [Member] EUR (€) Bond	Dec. 31, 2010 Credit Facilities [Member] EUR (€) Bond	Mar. 31, 2006 1.82%, due 2013, floating interest rate at Euribor + 0.40% [Member] EUR (€)
Long-Term Debt (Textual)
Zero coupon unsubordinated convertible bonds, Principal amount															$ 1,131,000,000							€ 500,000,000
Zero coupon unsubordinated convertible bonds, yield															1.50%
Bonds issued percentage of principal value															100% of Principal with a yield to maturity
Proceeds from long-term debt	3,000,000	1,000,000	1,000,000												974,000,000
Conversion rate of Bonds Per one thousand Dollar Face value of Bond																	43.833898		43.363087
Bonds convertible number of equivalent shares																	42,694,216
Redemption Price of convertible bonds													1,126.99	1,093.81
Company can call the bonds at any time after March 10, 2011 Subject to conditions																Company’s share price exceeding 130% of the accreted value divided by the conversion rate for 20 out of 30 consecutive trading days.
Redemption for cash at the principal amount Conditions																The Company may redeem for cash at the principal amount at issuance plus accumulated gross yield all, but not a portion, of the convertible bonds at any time if 10% or less of the aggregate principal amount at issuance of the convertible bonds remain outstanding in certain circumstances or in the event of changes to the tax laws of the Netherlands or any successor jurisdiction
Short-term borrowings	400,000,000
Number of bonds repurchased																290,000	386,000	98,000		76,000	74,000
Principal value of purchased bonds																318,000,000	417,000,000	106,000,000
Cash consideration	108,000,000	218,000,000	134,000,000													314,000,000	410,000,000	103,000,000		107,000,000	98,000,000
Gain on the repurchase of bonds																4,000,000	7,000,000	3,000,000
Bonds redeemed for cash				41,000
Cash consideration for bond	44,000,000
Bond principal amount				45,000,000
Issue price as percentage of principal amount																						99.87%
Coupon rate of Note																						Three-month Euribor plus 0.40%
Line of Credit Facility [Line Items]
Unutilized committed medium term credit facilities					487,000,000	400,000,000	341,000,000	350,000,000	245,000,000	380,000,000	250,000,000	569,000,000
Amount paid back							$ 147,000,000			$ 108,000,000

Post-Retirement and Other Long-Term Employees Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in plan assets:
Plan assets at fair value at beginning of year	$ 372
Employer contributions	30	24
Plan assets at fair value at end of year	378	372
Net amount recognized in the of the following:
Non current assets	1	4
Current liabilities	(16)	(21)
Long-term liabilities	(409)	(326)
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	701	654
Service cost	34	25	22
Interest cost	33	26	25
Employee contributions	7	5
Benefits paid	(20)	(12)
Effect of settlement	(18)	(18)
Effect of curtailment		(2)
Actuarial (gain) loss	73	19
Transfer in	3
Transfer out	(3)	(2)
Plan amendment		12
Foreign currency translation adjustment	(16)	(6)
Benefit obligation at end of year	794	701	654
Change in plan assets:
Plan assets at fair value at beginning of year	372	339
Expected return on plan assets	20	18	16
Employer contributions	30	24
Employee contributions	7	5
Benefit paid	(8)	(4)
Effect of settlement	(16)	(18)
Actuarial gain (loss)	(25)	1
Transfer in	1
Transfer out	(1)
Foreign currency translation adjustments	(2)	7
Plan assets at fair value at end of year	378	372	339
Funded status	(416)	(329)
Net amount recognized in the of the following:
Non current assets	1	4
Current liabilities	(16)	(18)
Long-term liabilities	(401)	(315)
Net amount recognized	(416)	(329)
Other Long-Term Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	50	43
Service cost	8	8	4
Interest cost	3	2	2
Benefits paid	(2)	(3)
Effect of curtailment		(1)
Actuarial (gain) loss	(5)	4
Transfer in	1
Transfer out	(1)
Foreign currency translation adjustment	(2)	(3)
Benefit obligation at end of year	52	50	43
Change in plan assets:
Funded status	(52)	(50)
Net amount recognized in the of the following:
Current liabilities	(3)	(3)
Long-term liabilities	(49)	(47)
Net amount recognized	$ (52)	$ (50)

Post-Retirement and Other Long-Term Employees Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive income (loss) before tax effects
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 86	$ 72
Other comprehensive loss, prior service cost, beginning balance	11	4
Net amount generated/arising in current year, actuarial (gains)/losses	98	21
Amortization, actuarial (gains)/losses	(6)	(9)
Foreign currency translation, actuarial (gains)/losses before tax	(3)	2
Other comprehensive loss, actuarial (gains)/losses, ending balance	175	86
Net amount generated/arising in current year, prior service cost		12
Amortization, prior service cost	(1)	(5)
Other comprehensive loss, prior service cost, ending balance	10	11
Other comprehensive loss, Total, beginning balance	97	76
Net amount generated/arising in current year, Total	98	33
Amortization, Total	(7)	(14)
Foreign currency translation adjustment, Total	(3)	2
Other comprehensive loss, Total, ending balance	$ 185	$ 97

Post-Retirement and Other Long-Term Employees Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Components of the net periodic benefit cost
Service cost	$ 34	$ 25	$ 22
Interest cost	33	26	25
Expected return on plan assets	(20)	(18)	(16)
Amortization of actuarial loss (gain)	6	4	6
Amortization of prior service cost	1	1	2
Effect of settlement	(1)	5	2
Effect of curtailment		(2)	(2)
Net periodic benefit cost	53	41	39
Other Long-Term Benefits [Member]
Components of the net periodic benefit cost
Service cost	8	8	4
Interest cost	3	2	2
Amortization of actuarial loss (gain)	(5)	3	(1)
Amortization of prior service cost		1
Effect of curtailment		(1)
Net periodic benefit cost	$ 6	$ 13	$ 5

Post Retirement and Other Long Term Employees Benefits (Details 3)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average assumptions used in the determination of the benefit obligation and the plan asset
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

Post Retirement and Other Long Term Employees Benefits (Details 4)	Dec. 31, 2011	Dec. 31, 2010
Pension plan asset allocation
Equity securities	31.00%	39.00%
Bonds securities remunerating interest	44.00%	32.00%
Real estate	7.00%	7.00%
Other	18.00%	22.00%
Total	100.00%	100.00%

Post-Retirement and Other Long-Term Employees Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 378	$ 372
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	181	205
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	187	155
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	12	12
Cash and Cash Equivalents [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	24
Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	24
Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Equity Securities [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	118	144
Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	72	106
Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	46	38
Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Government Debt Securities [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59	68
Government Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	14	28
Government Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	45	40
Government Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Corporate Debt Securities [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	105	50
Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	64	17
Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41	33
Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Derivative [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20	30
Derivative [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16	25
Derivative [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	5
Derivative [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Investment Funds [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33	23
Investment Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Investment Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	30	20
Investment Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2	2
Real Estate [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	27
Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	3
Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21	19
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	5
Other Plan Asset [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	6
Other Plan Asset [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Other Plan Asset [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Plan Asset [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 4	$ 5

Post Retirement and Other Long Term Employees Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets:
Plan assets at fair value at beginning of year	$ 372
Reclassification from Level 2	54
Plan assets at fair value at end of year	378
Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets:
Plan assets at fair value at beginning of year	12	12
Actual rate on plan assets mainly due to real estate		(2)
Reclassification from Level 2	(2)	2
Plan assets at fair value at end of year	$ 10	$ 12

Post-Retirement and Other Long-Term Employees Benefits (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Estimated future benefit payments
2012	$ 30
2013	25
2014	34
2015	30
2016	33
From 2017 to 2021	206
Other Long-Term Benefits [Member]
Estimated future benefit payments
2012	3
2013	3
2014	10
2015	4
2016	4
From 2017 to 2021	$ 31

Post Retirement and Other Long Term Employees Benefits (Details) (Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post Retirement and Other Long Term Employees Benefits (Textual) [Abstract]
Expected amortization of actuarial losses in year 2012	$ 11
Expected amortization of past service cost in year 2012	1
Employer contributions	30	24
Expected contribution in cash	21
Accrued benefits related to defined contribution pension plans	17	14
Annual cost of defined contribution plans	98	89	81
Plan assets reclassified from level 1 to level 2	$ 54

Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity
Outstanding shares, beginning balance	35,296,895	37,943,832	39,431,433
Stock option plans, Lower price range, Beginning Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Beginning Outstanding options	$ 39	$ 39	$ 39
Outstanding, Weighted Average Price Per Share	$ 27.17	$ 27.33	$ 27.35
Options forfeited, shares	(8,843,743)	(2,646,937)	(1,487,601)
Options forfeited, Lower Range, Price Per Share	$ 17.08	$ 17.08	$ 17.08
Options forfeited, Upper Range, Price Per Share	$ 39	$ 39	$ 39
Options forfeited, Weighted Average Price Per Share	$ 35.11	$ 29.55	$ 27.69
Outstanding shares, ending balance	26,453,152	35,296,895	37,943,832
Stock option plans, Lower price range, Ending Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Ending Outstanding options	$ 33.7	$ 39	$ 39
Outstanding, Weighted Average Price Per Share	$ 24.51	$ 27.17	$ 27.33

Shareholders' Equity (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011 Y
$16.73 - $17.08 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	9,152,774
Option price range, Lower	$ 31.09
Option price range, Upper	$ 33.7
Weighted average exercise price	$ 31.11
Weighted average remaining contractual life	0.25
$19.18 - $22.83 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	97,850
Option price range, Lower	$ 25.9
Option price range, Upper	$ 27.21
Weighted average exercise price	$ 26.05
Weighted average remaining contractual life	1.84
$25.90 - $27.21 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	17,086,847
Option price range, Lower	$ 19.18
Option price range, Upper	$ 22.83
Weighted average exercise price	$ 21.02
Weighted average remaining contractual life	1.77
$31.09 - $33.70 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	115,681
Option price range, Lower	$ 16.73
Option price range, Upper	$ 17.08
Weighted average exercise price	$ 17.03
Weighted average remaining contractual life	2.73

Shareholders' Equity (Details 2)	12 Months Ended
Dec. 31, 2011
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	6,149,130
Employee Plan 2011 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	5,976,630
Supervisory Board 2011 Plan [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	172,500
Twenty Seven February Two Thousand Nine [Member] | Employee Plan 2008 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	50,400
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(33,589)
Grant date of Nonvested share	Feb 27, 2009
Twenty May Two Thousand Nine [Member] | Supervisory Board 2009 Plan [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	165,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(7,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	May 20, 2009
Twenty Eight July Two Thousand Nine [Member] | Employee Plan 2009 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	5,575,240
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(1,827,349)
Grant date of Nonvested share	Jul 28, 2009
Thirty November Two Thousand Nine [Member] | Employee Plan 2009 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	8,300
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(2,762)
Grant date of Nonvested share	Nov 30, 2009
Twenty Seven May Two Thousand Ten [Member] | Supervisory Board 2010 Plan [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	172,500
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(7,500)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	May 27, 2010
Twenty Two July Two Thousand Ten [Member] | Employee Plan 2010 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	6,344,725
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(2,076,448)
Grant date of Nonvested share	Jul 22, 2010
Seventeen December Two Thousand Ten [Member] | Employee Plan 2010 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	221,650
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	(73,524)
Grant date of Nonvested share	Dec 17, 2010
Three May Two Thousand Eleven [Member] | Supervisory Board 2011 Plan [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	172,500
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	(30,000)
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	May 3, 2011
Twenty Five July Two Thousand Eleven [Member] | Employee Plan 2011 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	5,881,630
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	Jul 25, 2011
Fourteen November Two Thousand Eleven [Member] | Employee Plan 2011 [Member]
Summary of grants under the outstanding stock award plans
Maximum Period authorized to be granted	95,000
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Waived	0
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Lost on Performance	0
Grant date of Nonvested share	Nov 14, 2011

Shareholders' Equity (Details 3)	12 Months Ended
Dec. 31, 2011
Summary of the nonvested share activity
Beginning Balance, Number of Shares	10,196,886
Awards granted, Number of Shares	6,149,130
Awards forfeited, Number of Shares	(169,342)
Awards cancelled on failed vesting conditions, Number of Shares	(2,149,972)
Awards vested, Number of Shares	(3,346,791)
Ending Balance, Number of Shares	10,679,911
Employee Plan 2008 [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	628,510
Awards forfeited, Number of Shares	(3,531)
Awards vested, Number of Shares	(624,979)
Ending Balance, Number of Shares	0
Employee Plan 2009 [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	2,774,056
Awards forfeited, Number of Shares	(31,144)
Awards vested, Number of Shares	(1,485,874)
Ending Balance, Number of Shares	1,257,038
Employee Plan 2010 [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	6,506,820
Awards forfeited, Number of Shares	(73,852)
Awards cancelled on failed vesting conditions, Number of Shares	(2,149,972)
Awards vested, Number of Shares	(1,058,438)
Ending Balance, Number of Shares	3,224,558
Employee Plan 2011 [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	0
Awards granted, Number of Shares	5,976,630
Awards forfeited, Number of Shares	(30,815)
Ending Balance, Number of Shares	5,945,815
Supervisory Board 2008 Plan [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	42,500
Awards vested, Number of Shares	(42,500)
Ending Balance, Number of Shares	0
Supervisory Board 2009 Plan [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	95,000
Awards vested, Number of Shares	(60,000)
Ending Balance, Number of Shares	35,000
Supervisory Board 2010 Plan [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	150,000
Awards vested, Number of Shares	(75,000)
Ending Balance, Number of Shares	75,000
Supervisory Board 2011 Plan [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	0
Awards granted, Number of Shares	172,500
Awards forfeited, Number of Shares	(30,000)
Ending Balance, Number of Shares	142,500

Shareholders' Equity (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	$ 29	$ 34	$ 38
Cost of Sales [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	5	6	7
Selling, general and administrative [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	16	18	19
Research and development [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	8	10	11
Loss on equity investment [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	$ 0		$ 1

Shareholders' Equity (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated balances related to each component of Other comprehensive income (loss)
Beginning Balance, Foreign currency translation adjustment	$ 969	$ 1,224	$ 1,164
Beginning Balance, Unrealized gain (loss) on available-for-sale financial assets, net of tax	22	(6)	(16)
Beginning Balance, Unrealized gain (loss) on derivatives, net of tax	61	6	11
Beginning Balance, Impact on change on accounting standards, net of tax	(73)	(60)	(65)
Beginning Balance, Accumulated other comprehensive income (loss)	979	1,164	1,094
Other comprehensive income (loss), Foreign currency translation adjustment	(101)	(255)	61
Other comprehensive income (loss), Unrealized gain (loss) on available-for-sale financial assets, net of tax	(32)	28	10
Other comprehensive income (loss), Unrealized gain (loss) on derivatives, net of tax	(116)	55	(5)
Other comprehensive income (loss), Impact on change on accounting standards, net of tax	(60)	(13)	4
Ending Balance, Foreign currency translation adjustment	868	969	1,224
Ending Balance, Unrealized gain (loss) on available-for-sale financial assets, net of tax	(10)	22	(6)
Ending Balance, Unrealized gain (loss) on derivatives, net of tax	(55)	61	6
Ending Balance, Impact on change on accounting standards, net of tax	(133)	(73)	(60)
Ending Balance, Accumulated other comprehensive income (loss)	$ 670	$ 979	$ 1,164

Shareholders' Equity (Details) (Textual) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended						12 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($) M Y	Dec. 31, 2010 USD ($) Y	Dec. 31, 2009 USD ($) Y	Dec. 31, 2008	Dec. 31, 2002	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Jan. 22, 2008	Dec. 31, 2001 USD ($)	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2010 Retained Earnings [Member] USD ($)	Dec. 31, 2009 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Employee Plan 2008 [Member]	Dec. 31, 2009 Employee Plan 2008 [Member] USD ($)	Dec. 31, 2010 Employee Plan 2008 [Member]	Dec. 31, 2011 Employee Plan 2009 [Member]	Dec. 31, 2009 Employee Plan 2009 [Member] USD ($)	May 20, 2012 Employee Plan 2009 [Member]	May 20, 2011 Employee Plan 2009 [Member]	Dec. 31, 2010 Employee Plan 2009 [Member]	May 20, 2010 Employee Plan 2009 [Member]	Dec. 31, 2011 Employee Plan 2010 [Member]	Dec. 31, 2010 Employee Plan 2010 [Member] USD ($)	Dec. 31, 2011 Employee Plan 2011 [Member] USD ($)	Dec. 31, 2010 Employee Plan 2011 [Member]	Dec. 31, 2011 Supervisory Board 2008 Plan [Member]	Dec. 31, 2010 Supervisory Board 2008 Plan [Member]	Dec. 31, 2011 Supervisory Board 2009 Plan [Member] EUR (€)	Dec. 31, 2009 Supervisory Board 2009 Plan [Member]	Dec. 31, 2010 Supervisory Board 2009 Plan [Member]	Dec. 31, 2011 Supervisory Board 2010 Plan [Member]	Dec. 31, 2010 Supervisory Board 2010 Plan [Member]	Dec. 31, 2001 Employee Stock Option Plan, 2001 [Member]	Dec. 31, 2002 Supervisory Board Option Plan [Member]	Dec. 31, 2001 Supervisory Board Option Plan [Member]	Dec. 31, 2000 Supervisory Board Option Plan [Member]	Dec. 31, 1999 Supervisory Board Option Plan [Member]	Dec. 31, 2002 Advisor to supervisory Board [Member]	Dec. 31, 2001 Advisor to supervisory Board [Member]	Dec. 31, 2000 Advisor to supervisory Board [Member]	Dec. 31, 1999 Advisor to supervisory Board [Member]	Dec. 31, 2011 Supervisory Board 2011 Plan [Member]	Dec. 31, 2010 Supervisory Board 2011 Plan [Member]
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award (Textual) [Abstract]
Common stock, nominal value						€ 1.04	€ 1.04
Maximum Period authorized to be granted																																	60,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period																																		12,000	9,000	9,000	18,000	6,000	4,500	4,500	9,000
Maximum Period authorized to be granted	6,149,130																							5,976,630																		172,500
Number of share waived	169,342												3,531			31,144						73,852		30,815																		30,000
Awards are granted at the nominal value of the share																												€ 1.04
Vesting period of option					30 days																								one third after 12 months, one third after 24 months and one third after 36 months following the date of the grant								1 year
Option expire after date of grant, in years					10 years																												10 years			8 years
Awards vested, Number of Shares	3,346,791												624,979			1,485,874						1,058,438				42,500		60,000			75,000
Number of outstanding awards	10,679,911	10,196,886											0		628,510	1,257,038				2,774,056		3,224,558	6,506,820	5,945,815	0	0	42,500	35,000		95,000	75,000	150,000										142,500	0
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																		36.00%	32.00%		32.00%
Awards cancelled on failed vesting conditions, Number of Shares	2,149,972																					2,149,972
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan														$ 10.59			$ 7.54						$ 8.74	$ 9.08
Dividends,$0.12, $0.28 and 0.40 per share for the years, 2009, 2010 and 2011 respectively	$ (354)	$ (247)	$ (110)							$ 354	$ 247	$ 105
Shareholders Equity (Textual) [Abstract]
Total Authorized Share Capital							1,810
Common stock, shares authorized	1,200,000,000	1,200,000,000
Preferred stock, shares authorized	540,000,000	540,000,000						540,000,000
Common stock, shares issued	910,559,805	910,559,805
Common Stock, Shares, Outstanding	884,995,094	881,686,303
Preference Shares Outstanding Maximum Period				2 years
Share issued as a percentage of par value of the preference shares to be issued								25.00%
Repurchase of common shares Authorized to repurchase				30,000,000
Acquisition of shares				29,520,220
Transfer of treasury share to employees under the Company's share based remuneration programs	17,355,509
Transfer of treasury share to employees under the Company's share based remuneration	3,169,291
Company owned a number of treasury shares	25,564,711
Weighted Average Remaining contractual life of options	1.2	1.9	2.9
Gain (loss) reclassified from OCI into earnings	61
Dividends, per share	$ 0.4	$ 0.28	$ 0.12
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory	2	2	2
Total unrecognized compensation cost related to the grant of nonvested shares									23
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	9.5
Deferred income tax expense relating to unvested share based compensation expense	7	3	8
Dividend paid during the year	327	212	158
Dividends payable to stockholders	88	62
Cash dividend paid per common share	$ 0.1	$ 0.07
Dividend Paid	$ 266	$ 186
Additional Shares granted for free to Employees		One third of the total number of awards granted

Earnings (Loss) Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic EPS
Net income (loss) attributable to parent company	$ 650	$ 830	$ (1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Basic EPS	$ 0.74	$ 0.94	$ (1.29)
Diluted EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Convertible debt interest	5	10
Net income (loss) attributable to parent company adjusted	$ 655	$ 840	$ (1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Dilutive effect of nonvested shares	3,771,729	3,555,806
Dilutive effect of convertible debt	17,073,640	27,180,653
Number of shares used in calculating diluted EPS	904,464,746	911,111,693	876,928,190
Diluted EPS	$ 0.72	$ 0.92	$ (1.29)
Convertible debt [Line Items]
Common shares outstanding for convertible debt	8,790,024
0.50% convertible bonds due 2013 [Member]
Convertible debt [Line Items]
Common shares outstanding for convertible debt	5,624
1.50% convertible bonds due 2016 [Member]
Convertible debt [Line Items]
Common shares outstanding for convertible debt	8,784,400
Stock Options [Member]
Antidilutive Shares Included in Outstanding Stock Options [Line Items]
Portion of anti-dilutive shares in outstanding stock option	26,453,152	35,296,895	37,943,832

Other Income and Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income and Expense, Net
Other income and expenses, net	$ 109	$ 90	$ 166
Research and development funding [Member]
Other Income and Expense, Net
Other income and expenses, net	128	106	202
Phase out and start up costs [Member]
Other Income and Expense, Net
Other income and expenses, net	(8)	(15)	(39)
Exchange gain, net [Member]
Other Income and Expense, Net
Other income and expenses, net	8	11	11
Patent costs, net of gain from settlement [Member]
Other Income and Expense, Net
Other income and expenses, net	(28)	(12)	(5)
Gain on sale of non current assets [Member]
Other Income and Expense, Net
Other income and expenses, net	15	4	3
Other, net [Member]
Other Income and Expense, Net
Other income and expenses, net	$ (6)	$ (4)	$ (6)

Impairment, Restructuring Charges and Other Related Closure Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	$ (4)	$ (11)	$ (35)
Restructuring charges	(43)	(75)	(221)
Other related closure costs	(28)	(18)	(35)
Total impairment, restructuring charges and other related closure costs	(75)	(104)	(291)
Manufacturing Restructuring Plan [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	(3)	(1)	(25)
Restructuring charges	(13)	(15)	(69)
Other related closure costs	(21)	(11)	(32)
Total impairment, restructuring charges and other related closure costs	(37)	(27)	(126)
ST-Ericsson Restructuring Plan [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	(1)	(10)
Restructuring charges	(3)	(59)	(99)
Other related closure costs	(3)	(5)	(1)
Total impairment, restructuring charges and other related closure costs	(7)	(74)	(100)
ST-Ericsson Cost Savings Plan [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Restructuring charges	(26)
Total impairment, restructuring charges and other related closure costs	(26)
Goodwill Annual Impairment Test [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment			(6)
Total impairment, restructuring charges and other related closure costs			(6)
Other Restructuring Initiatives [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment			(4)
Restructuring charges	(1)	(1)	(53)
Other related closure costs	(4)	(2)	(2)
Total impairment, restructuring charges and other related closure costs	$ (5)	$ (3)	$ (59)

Impairment, Restructuring Charges and Other Related Closure Costs (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2009 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2010 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2011 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2011 Manufacturing Restructuring Plan [Member]	Dec. 31, 2010 Manufacturing Restructuring Plan [Member]	Dec. 31, 2011 Manufacturing Restructuring Plan [Member]	Dec. 31, 2011 Other Restructuring Initiatives [Member]	Dec. 31, 2010 Other Restructuring Initiatives [Member]	Dec. 31, 2011 Other Restructuring Initiatives [Member]
Changes to the restructuring provisions recorded on the consolidated balance sheet
Provision for beginning balance at December 31	$ 136	$ 194	$ 53	$ 0	$ 19	$ 0	$ 60	$ 83	$ 17	$ 57	$ 58	$ 4	$ 19	$ 53	$ 13
Charges incurred	75	100		26			7	67		35	26		7	7
Adjustments for unused provisions	(4)	(7)					(1)	(3)		(1)			(2)	(4)
Amounts paid	(154)	(142)		(6)			(50)	(81)		(87)	(27)		(11)	(34)
Currency translation effect		$ (9)		$ (1)			$ 1	$ (6)						$ (3)

Impairment, Restructuring Charges and Other Related Closure Costs (Details) (Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Impairment charges				$ 4	$ 11	$ 35
Restructuring charges and other related closure costs				71	93	256
Other related closure costs				(28)	(18)	(35)
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Expected payment	42			42	129
Impairment charge on long-lived assets						21
Impairment on certain specific equipment						4
Impairment on goodwill						6
Other-than-temporary impairment charges of equity investments					1	(3)
Total amounts paid for restructuring and related closure costs				154	142
Manufacturing Restructuring Plan [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Impairment charges				3	1	25
Restructuring charges and other related closure costs				34	26	101
Other related closure costs				(21)	(11)	(32)
Pre-tax charges incurred				311
Expected to result in pre-tax charges, maximum	270			270
Expected to result in pre-tax charges, minimum	300			300
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Total amounts paid for restructuring and related closure costs				87	27
ST-Ericsson Restructuring Plan [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Impairment charges				1	10
Expected Reduced Employee Headcount						1,200
Restructuring charges and other related closure costs					64	100
Employee termination and lease contract termination costs				6
Termination benefits for employees				3	59
Other related closure costs				(3)	(5)	(1)
Pre-tax charges incurred				170
Expected to result in pre-tax charges, maximum	135			135
Expected to result in pre-tax charges, minimum	155			155
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Total amounts paid for restructuring and related closure costs				50	81
ST-Ericsson Cost Savings Plan [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Annual Saving under Restructuring Plan				120
Expected Reduced Employee Headcount				500
Restructuring charges and other related closure costs				26
Pre-tax charges incurred				26
Expected to result in pre-tax charges, maximum	70			70
Expected to result in pre-tax charges, minimum	75			75
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Total amounts paid for restructuring and related closure costs				6
Other Restructuring Initiatives [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textual)
Impairment charges						4
Restructuring charges and other related closure costs				5	3	55
Other related closure costs				(4)	(2)	(2)
Impairment Restructuring Charges and Other Related Closure Costs (Textual)
Total amounts paid for restructuring and related closure costs				$ 11	$ 34

Interest Income (Expense), Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income (Expense) [Abstract]
Income	$ 21	$ 31	$ 59
Expense	(46)	(34)	(50)
Total	(25)	(3)	9
Floating Rate Notes [Member]
Interest Income (Expense) Net (Textual) [Abstract]
Interest income (expense), net	6	3	8
Auction Rate Securities [Member]
Interest Income (Expense) Net (Textual) [Abstract]
Interest income (expense), net	$ 1	$ 2	$ 7

Income Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) before income tax expense
Income (Loss) recorded in The Netherlands	$ 54	$ 264	$ (376)
Income (loss) from foreign operations	282	427	(1,120)
Income (Loss) before income tax benefit (expense)	336	691	(1,496)
Income tax benefit (expense)
The Netherlands taxes - current	(11)	(3)	4
Foreign taxes - current	(104)	(53)	(54)
Current taxes	(115)	(56)	(50)
The Netherlands taxes - deferred	(2)	(4)
Foreign deferred - taxes	(64)	(89)	145
Income tax benefit (expense)	$ (181)	$ (149)	$ 95

Income Tax (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Differences in income taxes computed at the Netherlands statutory rate and the effective income tax rate
Income tax benefit (expense) computed at statutory rate	$ (84)	$ (176)	$ 382
Non-deductible, non-taxable and other permanent differences, net	(38)	(50)	(34)
Income (loss) on equity-method investment	(7)	62	(84)
Valuation allowance adjustments	(130)	(54)	(56)
Impact of prior years adjustments		(29)	21
Effects on deferred taxes of changes in enacted tax rates	1	3	(7)
Current year credits	94	76	76
Other tax and credits	3	(12)	(4)
Benefits from tax holidays	113	77	2
Impact of uncertain tax positions	(2)	32	(23)
Earnings of subsidiaries taxed at different rates	(131)	(78)	(178)
Income tax benefit (expense)	(181)	(149)	95
Deferred tax assets and liabilities
Tax loss carryforwards and investment credits	643	609
Inventory valuation	23	25
Impairment and restructuring charges	56	84
Fixed asset depreciation in arrears	56	47
Receivables for government funding	13	7
Tax allowances granted on past capital investments	1,111	1,113
Pension service costs	71	49
Stock awards	7	7
Commercial accruals	13	10
Other temporary differences	131	99
Total deferred tax assets	2,124	2,050
Valuation allowances	(1,514)	(1,396)
Deferred tax assets, net	610	654
Accelerated fixed asset depreciation	(69)	(83)
Acquired intangible assets	(49)	(34)
Advances of government funding	(16)	(16)
Other temporary differences	(38)	(40)
Deferred tax liabilities	(172)	(173)
Net deferred income tax asset	$ 438	$ 481

Income Tax (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross deferred tax assets on tax loss carryforwards and investment credits expiration
2012	$ 42
2013	23
2014	21
2015	16
2016	77
Thereafter	464
Total	643	609
Reconciliation of beginning and ending amount of unrecognized tax benefits
Beginning Balance	149	193
Additions based on tax positions related to the current year	36	44
Additions for tax positions of prior years	19	5
Reductions for tax positions of prior years	(3)	(44)
Settlements	0	(36)
Reductions for lapse of statute of limitations	(50)	(1)
Foreign currency translation	(3)	(12)
Ending Balance	$ 148	$ 149

Income Tax (Details) (Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax (Textual) [Abstract]
Netherlands statutory income taxes rate	25.00%	25.50%	25.50%
Tax credits, research	$ 159	$ 146	$ 146
Significant losses in countries subject to tax holidays	131	91	123
Effect of the tax benefits on basic earnings per share	$ 0.13	$ 0.09	$ 0
Maximum Percentage of Tax reduction from Tax holidays	100.00%
Legal inflationary index	2.05%
Deferred tax benefit (expense)	19	7
Largest amount recognized upon settlement with taxing authority	greater than 50 percent
Tax settlements	36
St Ericsson's [Member]
Income Tax (Additional Textual) [Abstract]
Deferred tax assets on tax loss carryforwards	92
Equity investments, Ownership percentage	50.00%
Foreign subsidiaries and corporate joint ventures [Member]
Income Tax (Additional Textual) [Abstract]
Cumulative amount of distributable earnings	$ 1,417

Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Company's commitments
Operating leases, Total	$ 381
Operating leases, 2012	111
Operating leases, 2013	63
Operating leases, 2014	41
Operating leases, 2015	36
Operating leases, 2016	32
Operating leases, Thereafter	98
Other obligations, Total	452
Other obligations, 2012	223
Other obligations, 2013	81
Other obligations, 2014	47
Other obligations, 2015	30
Other obligations, 2016	26
Other obligations, Thereafter	45
Company's commitments, Total	1,310
Company's commitments, 2012	766
Company's commitments, 2013	176
Company's commitments, 2014	97
Company's commitments, 2015	69
Company's commitments, 2016	58
Company's commitments, Thereafter	144
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	477
Purchase obligations, 2011	432
Purchase obligations, 2012	32
Purchase obligations, 2013	9
Purchase obligations, 2014	3
Purchase obligations, 2015	0
Purchase obligations, Thereafter	1
Commitments (Textual) [Abstract]
Operating lease expenses	135	135	174
Equipment purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	208
Purchase obligations, 2011	208
Purchase obligations, 2012	0
Purchase obligations, 2013	0
Purchase obligations, 2014	0
Purchase obligations, 2015	0
Purchase obligations, Thereafter	0
Foundry purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	119
Purchase obligations, 2011	119
Purchase obligations, 2012	0
Purchase obligations, 2013	0
Purchase obligations, 2014	0
Purchase obligations, 2015	0
Purchase obligations, Thereafter	0
Software, technology licenses and design [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	150
Purchase obligations, 2011	105
Purchase obligations, 2012	32
Purchase obligations, 2013	9
Purchase obligations, 2014	3
Purchase obligations, 2015	0
Purchase obligations, Thereafter	$ 1

Contingencies, Claims and Legal Proceedings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 02, 2012 Rambus [Member] Patents	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency evaluated by plaintiff	$ 59		$ 50	$ 10
Number of patents clearing violation		5
Contingencies, Claims and Legal Proceedings (Textual) [Abstract]
Amount received under grant for plant facility modification	$ 44

Financial Instruments and Risk Management (Details) In Millions, unless otherwise specified	Dec. 31, 2011 Hedge on RD and other operating expense forecasted [Member] EUR (€)	Dec. 31, 2011 Hedge on RD and other operating expense forecasted [Member] SEK	Dec. 31, 2011 Hedge on Manufacturing cost forecast [Member] EUR (€)	Dec. 31, 2011 Hedge on Manufacturing cost forecast [Member] SEK
Outstanding derivative instruments
Forward contracts	€ 283	782	€ 309	0
Currency options	15		24
Collars	€ 222		€ 419

Financial Instruments and Risk Management (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Asset Derivatives
Total Asset Derivatives	$ 2	$ 91
Liability Derivatives
Total Liability Derivatives	(75)	(11)
Designated as Hedging Instrument [Member]
Asset Derivatives
Total Asset Derivatives	1	79
Liability Derivatives
Total Liability Derivatives	(68)	(10)
Designated as Hedging Instrument [Member] | Forward contracts [Member] | Other receivables and assets [Member]
Asset Derivatives
Total Asset Derivatives	0	46
Designated as Hedging Instrument [Member] | Forward contracts [Member] | Other payables and accrued liabilities [Member]
Liability Derivatives
Total Liability Derivatives	(39)	(8)
Designated as Hedging Instrument [Member] | Collars [Member] | Other receivables and assets [Member]
Asset Derivatives
Total Asset Derivatives	1	0
Designated as Hedging Instrument [Member] | Collars [Member] | Other investments and other non-current assets[ Member]
Asset Derivatives
Total Asset Derivatives	0	6
Designated as Hedging Instrument [Member] | Collars [Member] | Other payables and accrued liabilities [Member]
Liability Derivatives
Total Liability Derivatives	(29)	(2)
Designated as Hedging Instrument [Member] | Contingent zero-cost collars [Member] | Other receivables and assets [Member]
Asset Derivatives
Total Asset Derivatives	0	27
Derivative instruments not designated as a hedge [Member]
Asset Derivatives
Total Asset Derivatives	1	12
Liability Derivatives
Total Liability Derivatives	(7)	(1)
Derivative instruments not designated as a hedge [Member] | Forward contracts [Member] | Other receivables and assets [Member]
Asset Derivatives
Total Asset Derivatives	1	12
Derivative instruments not designated as a hedge [Member] | Forward contracts [Member] | Other payables and accrued liabilities [Member]
Liability Derivatives
Total Liability Derivatives	$ (7)	$ (1)

Financial Instruments and Risk Management (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	$ (71)	$ 65
Gain (loss) reclassified from OCI into earnings	123	(59)
Derivative instruments not designated as a hedge [Member]
The effect on the consolidated statements of income of derivative instruments
Gain(loss) on financial assets	31	(41)
Derivative instruments not designated as hedge
Gain(loss) on financial assets	31	(41)
Gain (loss) on financial instruments, net [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) reclassified from OCI into earnings	6
Forward contracts [Member] | Other income and expenses net [Member] | Derivative instruments not designated as a hedge [Member]
The effect on the consolidated statements of income of derivative instruments
Gain(loss) on financial assets	31	(41)
Derivative instruments not designated as hedge
Gain(loss) on financial assets	31	(41)
Forward contracts [Member] | Cost of Sales [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(16)	19
Gain (loss) reclassified from OCI into earnings	67	(31)
Forward contracts [Member] | Selling general and administrative [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(2)	3
Gain (loss) reclassified from OCI into earnings	8	(6)
Forward contracts [Member] | Research and development [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(20)	16
Gain (loss) reclassified from OCI into earnings	45	(32)
Currency options [Member] | Cost of Sales [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(2)	(1)
Gain (loss) reclassified from OCI into earnings	(3)	(6)
Currency options [Member] | Selling general and administrative [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) reclassified from OCI into earnings		(1)
Currency options [Member] | Research and development [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(1)	(1)
Gain (loss) reclassified from OCI into earnings	(1)	(3)
Collars [Member] | Cost of Sales [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(19)
Gain (loss) reclassified from OCI into earnings	1
Collars [Member] | Selling general and administrative [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(3)
Collars [Member] | Research and development [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI	(8)	2
Combined options [Member] | Gain (loss) on financial instruments, net [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) reclassified from OCI into earnings		4
Contingent zero-cost collars [Member] | Gain (loss) on financial instruments, net [Member] | Derivative instruments designated as cash flow hedge [Member]
Derivative instruments designated as Cash Flow hedge
Gain (loss) deferred in OCI		27
Gain (loss) reclassified from OCI into earnings		$ 16

Financial Instruments and Risk Management (Details 3) (Fair Value Measurements Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial assets (liabilities) measured at fair value on a recurring basis
Total	$ 356	$ 1,223
Debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	100	350
Debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	81	213
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	5	10
Euro denominated fixed rate debt securities issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	27
Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	93	118
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	107	200
Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		72
Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		161
Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	9	11
Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	7	8
Derivative instruments designated as cash flow hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	(67)	69
Derivative instruments not designated as a hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	(6)	11
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	424	1,061
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	100	350
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	81	213
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Euro denominated fixed rate debt securities issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	27
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	93	118
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	107	200
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		161
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	9	11
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	7	8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative instruments designated as cash flow hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative instruments not designated as a hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	(68)	80
Significant Other Observable Inputs (Level 2) [Member] | Debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	5	0
Significant Other Observable Inputs (Level 2) [Member] | Euro denominated fixed rate debt securities issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0
Significant Other Observable Inputs (Level 2) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Significant Other Observable Inputs (Level 2) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Significant Other Observable Inputs (Level 2) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Derivative instruments designated as cash flow hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	(67)	69
Significant Other Observable Inputs (Level 2) [Member] | Derivative instruments not designated as a hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	(6)	11
Significant Unobservable Inputs (Level 3) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	0	82
Significant Unobservable Inputs (Level 3) [Member] | Debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	10
Significant Unobservable Inputs (Level 3) [Member] | Euro denominated fixed rate debt securities issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0
Significant Unobservable Inputs (Level 3) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		72
Significant Unobservable Inputs (Level 3) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Significant Unobservable Inputs (Level 3) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Derivative instruments designated as cash flow hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Significant Unobservable Inputs (Level 3) [Member] | Derivative instruments not designated as a hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	$ 0	$ 0

Financial Instruments and Risk Management (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Beginning Balance	$ 82	$ 226
Other-than-temporary impairment charge and realized gains (losses) on financial assets	(318)		140
Transfer of senior debt floating rate notes	(5)
Settlement on Auction Rate Securities	(72)
Change in fair value of Auction Rate Securities		30
Paid-in-kind interest on Numonyx subordinated notes		5
Change in fair value on Numonyx subordinated notes - pre-tax		2
Extinguishment of Numonyx subordinated notes		(180)
Currency translation adjustment		(1)
Ending Balance	0	82	226
Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)	0
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Other-than-temporary impairment charge and realized gains (losses) on financial assets	$ (5)

Financial Instruments and Risk Management (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs
Beginning Balance	$ 28	$ 222
Other-than-temporary impairment on equity securities		(1)
Fair Value Currency Translation Adjustment	(1)
Equity share in Numonyx loss		14
Numonyx divestiture		(207)
Ending Balance	27	28
Amount of total losses for the period included in earnings attributable to assets to assets still held at the reporting date	0	(1)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in equity securities carried at cost	27	28
Assets held for sale	28	28
Total	55	56
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in equity securities carried at cost	0	0
Assets held for sale	0	0
Total	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in equity securities carried at cost	0	0
Assets held for sale	28	28
Total	28	28
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in equity securities carried at cost	27	28
Assets held for sale	0	0
Total	$ 27	$ 28

Financial Instruments and Risk Management (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt
Total long-term debt	$ 1,159	$ 1,695
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values	79	161
Less than 12 months, Unrealized Losses	0	(15)
More than 12 months, Fair Values	147	317
More than 12 months, Unrealized Losses	(6)	(5)
Total, Fair Values	226	478
Total, Unrealized Losses	(6)	(20)
Senior debt floating rate notes [Member]
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values	79	0
Less than 12 months, Unrealized Losses	0	0
More than 12 months, Fair Values	147	317
More than 12 months, Unrealized Losses	(6)	(5)
Total, Fair Values	226	317
Total, Unrealized Losses	(6)	(5)
Micron shares classified as available-for-sale [Member]
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values		161
Less than 12 months, Unrealized Losses		(15)
More than 12 months, Fair Values		0
More than 12 months, Unrealized Losses		0
Total, Fair Values		161
Total, Unrealized Losses		(15)
Carrying Amount [Member]
Long-term Debt
Funding program loans from European Investment Bank	485	592
Senior Bonds	453	569
Convertible debt	221	534
Estimated Fair Value [Member]
Long-term Debt
Funding program loans from European Investment Bank	485	591
Senior Bonds	452	566
Convertible debt	218	528
Total long-term debt	$ 1,155	$ 1,685

Financial Instruments and Risk Management (Details) (Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 30, 2010	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006	Dec. 31, 2009 Cancellable swaps [Member]	Dec. 20, 2010 Micron Technology Inc. [Member]	Dec. 31, 2010 Micron Technology Inc. [Member]
Additional Financial Instruments and Risk Management (Textual) [Abstract]
Notional amount of Derivative Instruments Not Designated as a Hedge	$ 874		$ 874		$ 517	$ 874	$ 717
Maximum percentage for Research and development and Corporate costs of the total forecasted transactions						80.00%
Maximum percentage for manufacturing costs of forecasted transactions						70.00%
Realized gain (loss) on Reduction in Cost of Sale					65	37	29
Realized gain (loss) on Reduction in Operating Expenses					52	42	42
Notional amount for hedge	1,850		1,850		1,759	1,850	1,354
Deferred Gain on Derivative Instrument, net of tax					(126)	57	(4)
Deferred Gain on Derivative Instrument, Tax					9	1
Amount Reclassified as Other Income and Expenses, net					0	0
Period of accumulated other comprehensive income (loss)						24 months
Notional amount of fair value hedge								200
Disposal of financial instrument					6		26
Notional share amount of price risk derivatives	20,056,131	5,000,000	10,000,000
Contingency premium paid on zero-cost collars					9	9
Shares Sold	20,000,000		10,000,000
Cumulative change in fair value of the collars						27
Maximum outstanding amount per instrument with each Bank , as percentage of total							20.00%
Maximum outstanding percentage of counterparty risk							15.00%
Percentage of trade account receivable represented by one customer	14.80%		14.80%		11.30%	14.80%
Subsidiary or Equity Method Investee [Line Items]
Proceeds from sale of derivatives										16	5
Gain (loss) on the sale of derivatives											4
Notional amount to hedge forecasted sales, shares											40,000,000
Derivative [Line Items]
Gain (loss) on financial instruments				$ 6					$ 8

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Transactions with significant shareholders their affiliates and other related parties
Sales & other services	$ 269	$ 322	$ 356
Research and development expenses	(235)	(206)	(201)
Other purchases	(60)	(94)	(167)
Accounts receivable	54	53	58
Accounts payable	42	63	60
Related Party Transactions (Textual) [Abstract]
Contributed cash amounts to ST Foundation	1	1
ST-Ericsson AT (JVD) [Member]
Transactions with significant shareholders their affiliates and other related parties
Research and development expenses	(194)	(136)
Accounts payable	$ 23	$ 21

Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	$ 9,735	$ 10,346	$ 8,510
Automotive Consumer Computer and Communication Infrastructure [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	4,030	4,086	3,093
Automotive Consumer Computer and Communication Infrastructure [Member] | Automotive Products Group [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,678	1,420	1,005
Automotive Consumer Computer and Communication Infrastructure [Member] | Computer and Communication Infrastructure [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	958	1,125	932
Automotive Consumer Computer and Communication Infrastructure [Member] | Home Entertainment and Displays [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	746	923	728
Automotive Consumer Computer and Communication Infrastructure [Member] | Imaging [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	615	569	417
Automotive Consumer Computer and Communication Infrastructure [Member] | Other Automotive Consumer Computer and Communication Infrastructure [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	33	49	11
Analog MEMS and Microcontrollers [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	2,864	2,663	1,797
Power Discrete Products [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,240	1,319	949
Industrial and Multisegment Sector [Member] | Analog, MEMS and Microcontrollers [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,686	1,478	997
Industrial and Multisegment Sector [Member] | Microcontrollers, non-Flash, non-volatile Memory and Smart Card products [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,175	1,181	798
Industrial and Multisegment Sector [Member] | Other Industrial and Multisegment Sector [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	3	4	2
Wireless [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	1,552	2,219	2,585
Others [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	49	59	86
Wireless Sector [Member] | 2G, EDGE TD-SCDMA & Connectivity [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	778	956	1,027
Wireless Sector [Member] | 3G Multimedia & Platforms [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	657	1,223	1,529
Wireless Sector [Member] | Lte & 3G Modem Solutions [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	115	35	18
Wireless Sector [Member] | Other Wireless [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total consolidated net revenues	$ 2	$ 5	$ 11

Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	$ 46	$ 476	$ (1,023)
Automotive Consumer Computer and Communication Infrastructure [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	360	410	(62)
Analog MEMS and Microcontrollers [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	581	502	44
Power Discrete Products [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	139	179	40
Wireless [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	(812)	(483)	(356)
Reportable Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	268	608	(334)
Others [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	$ (222)	$ (132)	$ (689)

Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	$ 46	$ 476	$ (1,023)
Reportable Segment [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	268	608	(334)
Strategic R&D, other R&D programs and R&D funding [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	(13)	(18)	(22)
Phase out and start up costs [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	(8)	(15)	(39)
Impairment and Restructuring Charges [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	(75)	(104)	(291)
Unused Capacity Charges [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	(149)	(3)	(322)
Other Non-Allocated Provisions [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	23	8	(15)
Others [Member]
Reconciliation to consolidated operating income (loss)
Total consolidated operating income (loss)	$ (222)	$ (132)	$ (689)

Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues
Net revenues	$ 9,735	$ 10,346	$ 8,510
The Netherlands [Member]
Net revenues
Net revenues	1,928	1,863	1,553
France [Member]
Net revenues
Net revenues	172	174	139
Italy [Member]
Net revenues
Net revenues	157	149	121
USA [Member]
Net revenues
Net revenues	1,120	1,109	798
Singapore [Member]
Net revenues
Net revenues	4,945	5,939	4,697
Japan [Member]
Net revenues
Net revenues	497	436	300
Other Countries [Member]
Net revenues
Net revenues	$ 916	$ 676	$ 902

Segment Information (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Lived assets
Property, plant and equipment, net	$ 3,920	$ 4,046
The Netherlands [Member]
Long-Lived assets
Property, plant and equipment, net	124	17
France [Member]
Long-Lived assets
Property, plant and equipment, net	1,469	1,646
Italy [Member]
Long-Lived assets
Property, plant and equipment, net	812	783
Other European Countries [Member]
Long-Lived assets
Property, plant and equipment, net	200	237
USA [Member]
Long-Lived assets
Property, plant and equipment, net	17	37
Singapore [Member]
Long-Lived assets
Property, plant and equipment, net	552	552
Malaysia [Member]
Long-Lived assets
Property, plant and equipment, net	303	298
Other Countries [Member]
Long-Lived assets
Property, plant and equipment, net	$ 443	$ 476

Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	$ 50	$ 50	$ 72
Charged to costs and expenses	103	67	102
Additions/ (Deductions)	(93)	(67)	(124)
Balance at end of period	60	50	50
Accounts Receivable [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	17	19	25
Charged to costs and expenses	1	1	2
Additions/ (Deductions)	(3)	(3)	(8)
Balance at end of period	15	17	19
Deferred Tax Assets [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	1,396	1,337	1,283
Translation adjustment	(11)	(13)	6
Charged to costs and expenses	138	81	79
Additions/ (Deductions)	(9)	(9)	(31)
Balance at end of period	$ 1,514	$ 1,396	$ 1,337